FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets

7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2021

AB VPS Growth and Income	For each of the two years in the period ended December 31, 2021

AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2021

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2021

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2021

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2021

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2021

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2021

Allspring Omega Growth VT	For each of the two years in the period ended December 31, 2021

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2021

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2021

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2021

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2021

American Century VP International	For each of the two years in the period ended December 31, 2021

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2021

American Century VP Value	For each of the two years in the period ended December 31, 2021

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2021

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2021

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2021

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2021

American Funds IS® Growth	For each of the two years in the period ended December 31, 2021

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2021

American Funds IS® International	For each of the two years in the period ended December 31, 2021

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2021

American Funds IS® New World	For each of the two years in the period ended December 31, 2021

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2021

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2021

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2021

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2021

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2021

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2021

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2021

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2021

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2021

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2021

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2021

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2021

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2021

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2021

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2021

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2021

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2021

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2021

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2021

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2021

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021

Invesco V.I. Equity and Income	For the period from April 30, 2021 (commencement of operations) through December 31, 2021

Invesco V.I. Global	For each of the two years in the period ended December 31, 2021

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2021

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2021

Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021

Invesco V.I. Managed Volatility	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020

Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2021

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2021

JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2021

JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2021

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2021

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2021

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2021

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2021

MFS® VIT Research	For each of the two years in the period ended December 31, 2021

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2021

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2021

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2021

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2021

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2021

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2021

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2021

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2021

Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2021

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2021

Probabilities Fund	For each of the two years in the period ended December 31, 2021

Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2021

Putnam VT Income	For each of the two years in the period ended December 31, 2021

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2021

Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2021

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF Banking	For each of the two years in the period ended December 31, 2021

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2021

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2021

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2021

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2021

Rydex VIF Energy	For each of the two years in the period ended December 31, 2021

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2021

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2021

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2021

Rydex VIF Internet	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2021

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2021

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2021

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Nova	For each of the two years in the period ended December 31, 2021

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2021

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2021

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2021

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Technology	For each of the two years in the period ended December 31, 2021

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2021

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2021

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2021

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2021

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2021

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2021

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2021

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2021

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2021

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2021

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2021

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2021

Vanguard® VIF International	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2021

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2021

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2021

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2021

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2021

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2021

VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2021

VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2021

Variable Annuity Account A

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
7Twelve Balanced Portfolio	40,965	$563,883	$570,235	$—	$570,235	56,743	$10.03	$10.93
AB VPS Growth and Income	935	28,323	33,781	—	33,781	2,000	16.89	16.89
AB VPS Small/Mid Cap Value	172	3,298	3,987	—	3,987	209	19.19	19.19
AFIS Capital World Growth and Income (b)	11,711	176,818	211,273	—	211,273	14,229	14.15	15.33
AFIS U.S. Government Securities (b)	69,211	850,639	797,314	—	797,314	92,699	8.60	8.60
AFIS Washington Mutual Investors (b)	47,331	621,605	838,239	—	838,239	51,035	16.08	17.42
Alger Capital Appreciation (d)	13,346	1,062,954	1,136,567	—	1,136,567	36,228	27.94	35.71
Alger Large Cap Growth (d)	516	40,447	39,094	—	39,094	1,275	27.41	32.53
Allspring Omega Growth VT (b)	2,983	93,300	124,345	—	124,345	4,785	25.99	25.99
Allspring Opportunity VT (b)	4,053	95,562	142,436	—	142,436	5,440	26.15	26.15
ALPS/Alerian Energy Infrastructure	15,558	154,352	137,222	—	137,222	17,838	7.19	7.90
American Century VP Disciplined Core Value	19,865	190,152	212,955	—	212,955	10,153	17.26	23.55
American Century VP Inflation Protection	4,815	51,278	54,985	—	54,985	6,002	9.16	9.16
American Century VP International	4,270	48,660	63,319	—	63,319	4,758	13.31	13.31
American Century VP Mid Cap Value (d)	2,512	46,495	62,921	—	62,921	3,179	16.11	21.49
American Century VP Value	4,063	42,430	55,621	—	55,621	3,178	15.09	20.35
American Funds IS® Asset Allocation	54,053	1,379,339	1,543,759	—	1,543,759	109,404	14.04	15.21
American Funds IS® Capital World Bond	9,915	116,107	114,713	—	114,713	13,489	7.93	8.60
American Funds IS® Global Growth	9,230	288,083	411,376	—	411,376	21,141	19.18	20.77
American Funds IS® Global Small Capitalization	3,582	119,571	118,077	—	118,077	7,946	14.86	14.86
American Funds IS® Growth	6,105	561,176	755,723	—	755,723	27,270	27.55	29.84
American Funds IS® Growth-Income	5,261	249,177	344,940	—	344,940	18,672	18.32	19.85
American Funds IS® International	2,527	54,027	56,381	—	56,381	5,173	10.54	11.42
American Funds IS® International Growth and Income	6,579	113,178	126,514	—	126,514	12,528	9.52	10.31
American Funds IS® New World	4,477	113,098	139,865	—	139,865	11,261	12.27	13.29
BlackRock Advantage Large Cap Core V.I.	10,953	280,414	248,406	—	248,406	9,438	21.78	27.08
BlackRock Basic Value V.I.	2,259	32,209	31,239	—	31,239	2,226	14.05	14.05
BlackRock Equity Dividend V.I.	20,040	218,067	243,284	—	243,284	15,200	16.00	16.00
BlackRock Global Allocation V.I.	10,933	156,061	157,212	—	157,212	12,603	12.12	13.44
BlackRock High Yield V.I.	78,821	571,930	598,249	2,224	600,473	52,783	10.81	11.85
BlackRock Large Cap Focus Growth V.I.	6,011	99,220	127,380	—	127,380	4,281	29.70	29.70
BNY Mellon IP Small Cap Stock Index	5,531	90,676	130,254	—	130,254	6,442	17.57	21.85
BNY Mellon IP Technology Growth	7,560	171,749	245,094	—	245,094	7,527	32.39	36.66
Delaware Ivy VIP Asset Strategy (b)	4,529	47,307	46,149	—	46,149	3,494	13.21	13.21
Delaware Ivy VIP Balanced (b)	6,515	55,462	61,163	—	61,163	4,048	14.29	17.76
Delaware Ivy VIP Energy (b)	1,245	6,660	4,322	—	4,322	1,154	3.75	3.75
Delaware Ivy VIP Global Equity Income (b)	1,595	11,013	10,987	—	10,987	825	13.31	13.31
Delaware Ivy VIP Global Growth (b)	31,294	165,035	150,641	—	150,641	8,927	16.34	18.32
Delaware Ivy VIP Growth (b)	914	9,885	13,575	—	13,575	355	38.20	38.20
Delaware Ivy VIP High Income (b)	19,928	71,111	67,607	—	67,607	5,629	10.40	13.20
Delaware Ivy VIP International Core Equity (b)	2,293	39,840	42,353	—	42,353	3,610	11.73	11.73

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Limited-Term Bond (b)	53,861	$258,498	$263,350	$—	$263,350	31,332	$8.40	$8.40
Delaware Ivy VIP Mid Cap Growth (b)	8,855	112,662	157,996	—	157,996	5,717	25.04	30.41
Delaware Ivy VIP Natural Resources (b)	826	3,314	3,397	—	3,397	637	5.32	5.32
Delaware Ivy VIP Science And Technology (b)	3,107	87,306	91,668	—	91,668	2,832	24.87	35.38
Delaware Ivy VIP Securian Real Estate Securities (b)	—	—	—	—	—	—	15.68	20.36
Delaware Ivy VIP Small Cap Growth (b)	6,191	58,764	67,717	—	67,717	3,799	17.80	17.80
Delaware Ivy VIP Smid Cap Core (b)	1,718	25,779	28,730	—	28,730	1,528	15.96	19.21
Dimensional VA Global Bond Portfolio	1,093	11,496	11,413	—	11,413	1,467	7.67	8.32
Dimensional VA International Small Portfolio	7,274	86,158	99,356	—	99,356	7,032	13.21	14.92
Dimensional VA International Value Portfolio	15,309	190,407	204,370	—	204,370	19,336	9.98	10.97
Dimensional VA Short-Term Fixed Portfolio	758	7,731	7,716	—	7,716	1,003	7.71	7.71
Dimensional VA U.S. Large Value Portfolio	35,300	867,050	1,169,141	—	1,169,141	62,879	15.51	19.28
Dimensional VA U.S. Targeted Value Portfolio	9,282	213,178	218,774	—	218,774	13,896	15.63	19.87
DWS Core Equity VIP	10,805	128,483	156,563	—	156,563	7,305	21.43	21.43
DWS Global Small Cap VIP	6,033	74,222	78,733	—	78,733	6,654	11.83	11.83
DWS Small Mid Cap Value VIP	936	13,520	14,465	—	14,465	927	15.61	15.61
Eaton Vance VT Floating-Rate Income	6,044	55,282	54,937	—	54,937	5,656	9.71	9.71
Federated Hermes Fund for U.S. Government Securities II	18,242	195,760	195,373	—	195,373	24,140	7.94	9.33
Federated Hermes High Income Bond II	69,599	430,110	441,956	—	441,956	34,357	10.49	15.56
Fidelity® VIP Balanced	24,477	437,919	600,170	—	600,170	34,512	17.39	17.39
Fidelity® VIP Contrafund	33,960	1,284,953	1,783,234	—	1,783,234	70,263	22.90	33.47
Fidelity® VIP Disciplined Small Cap	2,317	38,487	47,310	—	47,310	2,521	15.83	20.94
Fidelity® VIP Emerging Markets	16,990	188,066	213,737	—	213,737	15,499	13.52	13.95
Fidelity® VIP Growth & Income	21,457	423,797	545,448	—	545,448	24,865	17.40	24.69
Fidelity® VIP Growth Opportunities	34,809	1,617,481	2,701,860	—	2,701,860	66,243	36.08	45.00
Fidelity® VIP High Income	7,025	35,848	35,337	—	35,337	3,487	9.96	10.80
Fidelity® VIP Index 500	5,254	1,549,624	2,427,037	—	2,427,037	102,551	22.22	25.79
Fidelity® VIP Investment Grade Bond	74,113	965,712	961,992	—	961,992	95,114	9.20	11.03
Fidelity® VIP Mid Cap	7,592	264,456	299,068	—	299,068	15,119	17.15	19.95
Fidelity® VIP Overseas	2,534	51,129	73,333	—	73,333	5,257	13.95	13.95
Fidelity® VIP Real Estate	12,670	238,601	295,978	—	295,978	17,169	13.86	18.14
Fidelity® VIP Strategic Income	15,072	172,559	174,988	—	174,988	17,860	9.80	9.80
Franklin DynaTech VIP (b)	2,152	21,069	25,500	—	25,500	880	25.00	28.98
Franklin Growth and Income VIP Fund	19,084	272,702	281,682	—	281,682	14,817	16.78	21.81
Franklin Income VIP Fund	14,316	220,187	239,942	—	239,942	20,603	11.55	13.67
Franklin Large Cap Growth VIP Fund	620	17,305	17,943	—	17,943	724	24.79	24.79
Franklin Mutual Global Discovery VIP Fund	5,966	120,155	117,000	—	117,000	8,489	11.68	14.52
Franklin Mutual Shares VIP Fund	3,561	73,003	68,370	—	68,370	4,620	12.07	15.32
Franklin Rising Dividends VIP Fund	14,843	406,121	525,728	—	525,728	21,634	19.91	26.89
Franklin Small Cap Value VIP Fund	29,176	457,872	511,740	—	511,740	29,085	15.27	19.50
Franklin Small-Mid Cap Growth VIP Fund	23,007	437,171	515,122	—	515,122	19,565	21.99	49.84

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Franklin Strategic Income VIP Fund	3,404	$36,674	$34,823	$—	$34,823	4,014	$8.68	$8.68
Franklin U.S. Government Securities VIP Fund	26,568	321,357	307,387	—	307,387	37,528	7.85	8.28
Goldman Sachs VIT Growth Opportunities	34,442	473,460	420,191	—	420,191	16,055	21.51	27.50
Goldman Sachs VIT High Quality Floating Rate	16,216	169,918	167,515	—	167,515	20,834	7.30	8.07
Goldman Sachs VIT International Equity Insights	1,349	10,708	12,410	—	12,410	1,091	11.35	11.35
Goldman Sachs VIT Mid Cap Value	8,461	145,690	166,842	—	166,842	10,447	15.98	15.98
Goldman Sachs VIT Small Cap Equity Insights	—	—	—	—	—	—	16.43	21.42
Guggenheim VIF All Cap Value	3,086	98,011	118,918	—	118,918	6,537	15.51	29.06
Guggenheim VIF Floating Rate Strategies	6,629	171,670	161,741	—	161,741	18,004	8.92	9.66
Guggenheim VIF Global Managed Futures Strategy	3,578	58,891	58,144	—	58,144	11,133	4.92	7.28
Guggenheim VIF High Yield	1,044	31,504	28,766	—	28,766	2,642	10.34	11.93
Guggenheim VIF Large Cap Value	9,369	365,729	438,449	—	438,449	16,164	27.13	27.13
Guggenheim VIF Long Short Equity	5,846	88,865	103,524	—	103,524	10,156	10.05	10.49
Guggenheim VIF Multi-Hedge Strategies	10,950	275,106	295,762	—	295,762	41,952	6.26	8.72
Guggenheim VIF Small Cap Value	1,115	46,720	52,074	—	52,074	2,073	19.62	35.43
Guggenheim VIF SMid Cap Value	416	29,593	34,545	—	34,545	1,108	30.71	33.56
Guggenheim VIF StylePlus Large Core	430	16,807	24,439	—	24,439	908	26.90	26.90
Guggenheim VIF StylePlus Large Growth	2,335	51,906	61,589	—	61,589	1,945	30.47	34.31
Guggenheim VIF StylePlus Mid Growth	458	28,038	32,611	—	32,611	721	45.01	45.01
Guggenheim VIF StylePlus Small Growth	—	—	—	—	—	—	23.05	23.05
Guggenheim VIF Total Return Bond	26,690	437,555	459,877	—	459,877	42,506	10.52	11.22
Guggenheim VIF World Equity Income	3,711	44,941	65,825	—	65,825	4,032	16.31	16.31
Invesco Oppenheimer V.I. International Growth Fund	176,636	436,535	540,505	—	540,505	36,430	12.42	15.07
Invesco V.I. American Franchise Series I	987	78,308	87,501	—	87,501	4,551	19.16	19.16
Invesco V.I. American Value	728	13,664	14,484	—	14,484	1,094	13.24	13.24
Invesco V.I. Balanced-Risk Allocation	3,245	34,396	34,234	—	34,234	2,865	11.95	11.95
Invesco V.I. Comstock	4,671	87,806	98,324	—	98,324	6,430	15.29	15.29
Invesco V.I. Core Equity	1,844	62,329	69,279	—	69,279	3,395	20.41	20.41
Invesco V.I. Discovery Mid Cap Growth (b)	87	9,665	9,076	—	9,076	415	21.87	21.87
Invesco V.I. Equity and Income (c)	3,845	71,362	79,021	—	79,021	5,713	13.83	13.83
Invesco V.I. Global (b)	2,775	120,865	155,884	—	155,884	7,621	18.44	21.93
Invesco V.I. Global Real Estate	2,381	38,424	41,732	—	41,732	3,124	13.36	13.36
Invesco V.I. Global Strategic Income (b)	27,035	137,459	124,630	—	124,630	15,028	8.21	9.01
Invesco V.I. Government Securities	186	2,207	2,112	—	2,112	281	7.50	7.50
Invesco V.I. Health Care	842	23,418	26,615	—	26,615	1,615	16.42	16.42
Invesco V.I. International Growth	10,346	344,863	421,278	—	421,278	36,583	11.43	12.28
Invesco V.I. Main Street Mid Cap Fund® (b)	2,723	31,708	34,176	—	34,176	2,084	15.73	17.31
Invesco V.I. Main Street Small Cap Fund® (b)	26,273	650,719	810,007	—	810,007	38,170	17.87	22.60
Invesco V.I. Managed Volatility (c)	—	—	—	—	—	—	11.02	11.02
Invesco V.I. S&P 500 Index	775	18,495	17,730	—	17,730	818	21.67	21.67

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Small Cap Equity	2,901	$52,375	$63,099	$—	$63,099	3,817	$15.39	$19.05
Janus Henderson VIT Enterprise	3,855	257,273	356,532	—	356,532	14,416	23.55	30.38
Janus Henderson VIT Forty	171	7,449	9,665	—	9,665	320	30.18	30.18
Janus Henderson VIT Mid Cap Value	8,232	127,710	151,142	—	151,142	9,277	16.32	16.32
Janus Henderson VIT Overseas	1,606	53,384	65,880	—	65,880	6,594	8.35	10.63
Janus Henderson VIT Research	1,478	56,379	80,296	—	80,296	2,773	24.42	30.74
JPMorgan Insurance Trust Core Bond Portfolio	10,454	114,833	116,768	—	116,768	12,929	8.69	9.21
JPMorgan Insurance Trust Small Cap Core Portfolio	2,157	48,505	60,536	—	60,536	3,661	16.53	16.53
Lord Abbett Series Bond-Debenture VC	38,384	465,258	472,128	—	472,128	41,834	10.84	12.83
Lord Abbett Series Developing Growth VC	3,839	124,459	132,822	—	132,822	5,319	22.44	29.84
Lord Abbett Series Growth and Income VC	2,415	88,655	96,686	—	96,686	6,161	15.70	15.70
Lord Abbett Series Growth Opportunities VC	4,117	57,528	56,358	—	56,358	2,358	23.90	23.90
Lord Abbett Series Total Return VC	9,297	155,785	156,646	—	156,646	15,173	10.32	10.32
MFS® VIT Emerging Markets Equity	2,593	36,516	40,858	—	40,858	4,633	8.82	8.82
MFS® VIT Global Tactical Allocation	2,805	43,933	42,215	—	42,215	4,321	9.77	9.77
MFS® VIT II Research International	6,991	114,639	131,716	—	131,716	11,111	11.85	11.85
MFS® VIT International Intrinsic Value	9,170	235,933	338,913	—	338,913	21,751	14.77	16.01
MFS® VIT New Discovery	4,147	75,563	82,284	—	82,284	3,569	20.02	24.31
MFS® VIT Research	1,645	46,352	62,393	—	62,393	3,055	20.42	20.42
MFS® VIT Total Return	1,545	35,391	41,980	—	41,980	3,109	13.50	13.50
MFS® VIT Utilities	747	22,334	28,074	—	28,074	2,092	13.43	17.18
Morgan Stanley VIF Emerging Markets Equity	6,212	92,765	112,068	—	112,068	10,967	10.21	10.21
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,243	26,981	33,348	—	33,348	2,320	14.37	14.37
Morningstar Balanced ETF Asset Allocation Portfolio	125,382	1,400,388	1,480,767	—	1,480,767	123,775	11.94	13.25
Morningstar Conservative ETF Asset Allocation Portfolio	100,979	1,132,569	1,148,136	—	1,148,136	125,327	9.16	9.16
Morningstar Growth ETF Asset Allocation Portfolio	44,550	495,747	559,097	—	559,097	41,793	13.38	13.38
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,193	65,131	69,429	—	69,429	6,597	10.52	10.52
Neuberger Berman AMT Sustainable Equity	9,223	242,705	341,520	—	341,520	20,751	14.34	23.46
PIMCO VIT All Asset	5,676	59,152	66,186	—	66,186	5,749	10.84	12.09
PIMCO VIT CommodityRealReturn Strategy	17,966	149,796	140,854	—	140,854	28,722	4.87	6.08
PIMCO VIT Emerging Markets Bond	20,133	262,370	252,061	—	252,061	23,321	9.62	11.05
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	2,421	28,948	26,482	—	26,482	3,096	8.07	10.93
PIMCO VIT High Yield	303	2,345	2,405	—	2,405	129	18.70	18.70
PIMCO VIT International Bond Portfolio (Unhedged)	9,208	94,193	84,436	—	84,436	10,529	7.77	8.10
PIMCO VIT Low Duration Administrative	49,150	503,352	502,800	—	502,800	64,496	7.77	7.77
PIMCO VIT Low Duration Advisor	29,584	303,684	302,647	—	302,647	39,202	7.62	8.02
PIMCO VIT Real Return Administrative	26,328	347,617	368,333	—	368,333	35,298	10.40	10.40
PIMCO VIT Real Return Advisor	11,635	150,200	162,768	—	162,768	16,693	9.13	10.10
PIMCO VIT Short-Term	43,845	453,451	451,605	—	451,605	55,596	7.78	8.36
PIMCO VIT Total Return Administrative	164,147	1,779,216	1,766,227	—	1,766,227	172,338	10.24	10.24
PIMCO VIT Total Return Advisor	51,513	556,867	554,283	—	554,283	60,585	8.93	9.84
Pioneer Bond VCT	34,976	382,148	395,225	—	395,225	41,151	9.29	9.92
Pioneer Equity Income VCT	742	17,536	14,514	—	14,514	880	16.48	16.48

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Real Estate Shares VCT	1,371	$14,861	$14,651	$—	$14,651	1,003	$14.56	$14.56
Pioneer Strategic Income VCT	14,107	144,664	147,139	—	147,139	15,743	9.35	9.35
Probabilities Fund	23,313	211,047	192,102	—	192,102	20,338	8.52	9.51
Putnam VT Growth Opportunities	24,818	230,824	397,582	—	397,582	12,770	30.44	36.23
Putnam VT Income	15,346	175,204	157,757	—	157,757	16,519	8.98	9.55
Putnam VT Large Cap Value (b)	18,589	433,202	572,924	—	572,924	29,504	17.76	21.50
Putnam VT Multi-Asset Absolute Return	5,088	53,345	47,626	—	47,626	6,197	7.68	7.68
Putnam VT Small Cap Growth	1,436	24,259	34,323	—	34,323	1,816	18.89	18.89
Rydex VIF Banking	760	60,894	88,658	—	88,658	7,576	7.01	13.42
Rydex VIF Basic Materials	1,579	124,681	167,338	—	167,338	10,116	14.49	18.02
Rydex VIF Biotechnology	3,383	322,112	335,148	—	335,148	19,558	15.74	33.04
Rydex VIF Commodities Strategy	1,121	84,099	97,627	—	97,627	53,403	1.59	3.56
Rydex VIF Consumer Products	847	53,523	65,800	—	65,800	4,408	12.97	22.04
Rydex VIF Dow 2x Strategy (d)	645	92,374	134,123	—	134,123	3,782	33.21	39.25
Rydex VIF Electronics	1,333	108,379	280,981	—	280,981	16,309	16.13	37.10
Rydex VIF Energy	372	73,953	63,976	—	63,976	12,288	4.12	5.89
Rydex VIF Energy Services	82	39,244	18,111	—	18,111	11,789	1.40	1.66
Rydex VIF Europe 1.25x Strategy (d)	—	22	27	—	27	4	6.84	6.84
Rydex VIF Financial Services	273	23,353	30,796	—	30,796	2,982	10.34	10.34
Rydex VIF Government Long Bond 1.2x Strategy (d)	342	12,784	13,116	—	13,116	963	13.59	13.59
Rydex VIF Health Care	1,929	127,345	186,265	—	186,265	8,932	19.47	27.14
Rydex VIF Internet	1,516	162,104	211,502	—	211,502	11,173	16.80	31.94
Rydex VIF Inverse Government Long Bond Strategy (d)	38	3,708	2,547	—	2,547	1,751	1.00	1.45
Rydex VIF Inverse Russell 2000® Strategy (d)	16	1,033	494	—	494	1,378	0.36	0.36
Rydex VIF Inverse S&P 500 Strategy (d)	110	10,981	3,409	—	3,409	4,489	0.76	0.76
Rydex VIF Japan 2x Strategy (d)	685	56,349	69,784	—	69,784	4,775	13.29	14.64
Rydex VIF Leisure	473	48,814	57,647	—	57,647	3,801	15.09	15.19
Rydex VIF Mid-Cap 1.5x Strategy (d)	349	89,135	84,735	—	84,735	3,595	21.63	37.15
Rydex VIF Money Market	2,317,979	2,317,979	2,317,979	—	2,317,979	439,193	4.73	6.95
Rydex VIF NASDAQ-100®	6,379	346,840	464,911	—	464,911	11,856	34.45	48.76
Rydex VIF NASDAQ-100® 2x Strategy (d)	57	6,626	10,981	—	10,981	118	92.82	92.82
Rydex VIF Nova (d)	242	26,947	47,681	—	47,681	1,639	26.72	31.60
Rydex VIF Precious Metals	3,717	116,983	153,319	—	153,319	14,483	10.32	11.04
Rydex VIF Real Estate	2,016	74,141	102,900	—	102,900	5,854	13.13	18.86
Rydex VIF Retailing	534	62,359	71,695	—	71,695	3,272	17.50	23.84
Rydex VIF Russell 2000® 1.5x Strategy (d)	7	732	596	—	596	24	24.53	24.53
Rydex VIF Russell 2000® 2x Strategy (d)	2	305	365	—	365	23	15.85	15.85
Rydex VIF S&P 500 2x Strategy (d)	486	114,800	242,629	—	242,629	5,396	36.02	45.14
Rydex VIF S&P 500 Pure Growth	3,785	207,029	265,263	—	265,263	10,582	22.05	30.54
Rydex VIF S&P 500 Pure Value	11,532	494,188	706,320	—	706,320	44,842	13.75	16.94

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF S&P MidCap 400 Pure Growth	3,915	$160,538	$183,320	$—	$183,320	11,064	$13.74	$22.71
Rydex VIF S&P MidCap 400 Pure Value	3,414	157,248	186,870	—	186,870	10,852	14.58	19.33
Rydex VIF S&P SmallCap 600 Pure Growth	560	30,805	40,384	—	40,384	1,904	15.42	21.41
Rydex VIF S&P SmallCap 600 Pure Value	632	35,566	54,090	—	54,090	3,814	11.56	14.41
Rydex VIF Strengthening Dollar 2x Strategy (d)	61	2,575	2,370	—	2,370	596	3.98	3.98
Rydex VIF Technology	5,995	1,148,636	1,244,708	—	1,244,708	55,385	19.49	32.58
Rydex VIF Telecommunications	—	—	—	—	—	—	5.81	11.32
Rydex VIF Transportation	327	33,671	40,788	—	40,788	1,861	19.91	23.95
Rydex VIF Utilities	2,685	77,177	93,607	—	93,607	7,840	10.08	15.48
Rydex VIF Weakening Dollar 2x Strategy (d)	—	—	—	—	—	—	3.26	3.26
T. Rowe Price Blue Chip Growth	52,577	2,299,410	2,653,543	—	2,653,543	86,290	27.74	37.36
T. Rowe Price Equity Income	19,808	543,662	592,444	—	592,444	31,741	14.67	19.18
T. Rowe Price Health Sciences	6,280	284,189	384,258	—	384,258	12,637	25.26	42.98
T. Rowe Price Limited-Term Bond	12,995	62,988	63,544	—	63,544	8,147	7.71	8.00
Templeton Developing Markets VIP Fund	42,827	460,192	456,969	—	456,969	28,408	10.25	21.03
Templeton Foreign VIP Fund	42,900	596,481	583,009	—	583,009	54,615	8.01	13.56
Templeton Global Bond VIP Fund	15,607	250,414	204,921	—	204,921	28,679	6.71	7.45
VanEck VIP Global Gold	1,376	14,939	12,051	—	12,051	1,202	10.05	10.05
VanEck VIP Global Resources (b)	3,643	94,581	92,866	—	92,866	17,874	5.09	6.46
Vanguard® VIF Balanced	9,898	218,111	281,191	—	281,191	18,925	14.47	15.62
Vanguard® VIF Capital Growth	1,400	58,855	70,943	—	70,943	3,798	18.67	18.67
Vanguard® VIF Conservative Allocation	6,305	154,968	180,320	—	180,320	15,706	11.48	11.48
Vanguard® VIF Diversified Value	8,487	133,955	148,092	—	148,092	9,492	15.40	16.62
Vanguard® VIF Equity Income	25,444	565,100	707,598	—	707,598	46,530	15.03	16.22
Vanguard® VIF Equity Index	13,409	631,267	877,885	—	877,885	43,966	18.84	20.33
Vanguard® VIF Global Bond Index	464	9,937	9,885	—	9,885	1,021	9.68	9.68
Vanguard® VIF Growth	7,298	192,541	279,307	—	279,307	12,940	21.58	21.58
Vanguard® VIF High Yield Bond	23,666	183,663	190,749	—	190,749	17,217	10.71	11.56
Vanguard® VIF International	14,107	436,346	560,067	—	560,067	28,915	18.70	20.18
Vanguard® VIF Mid-Cap Index	24,057	530,148	709,214	—	709,214	40,067	16.74	18.07
Vanguard® VIF Moderate Allocation	41,305	1,341,396	1,399,817	—	1,399,817	102,005	12.83	13.85
Vanguard® VIF Real Estate Index	8,646	116,385	143,170	—	143,170	10,088	13.97	15.08
Vanguard® VIF Short Term Investment Grade	31,215	334,053	336,499	—	336,499	37,674	8.70	9.39
Vanguard® VIF Small Company Growth (d)	3,016	66,987	79,926	—	79,926	4,593	17.16	18.52
Vanguard® VIF Total Bond Market Index	98,854	1,181,962	1,207,992	—	1,207,992	128,716	9.01	9.72
Vanguard® VIF Total International Stock Market Index	6,086	125,020	147,460	—	147,460	12,808	11.43	11.90
Vanguard® VIF Total Stock Market Index	12,307	479,952	700,754	—	700,754	37,353	18.52	19.99
Virtus Duff & Phelps Real Estate Securities Series	3,985	87,219	100,899	—	100,899	5,820	16.59	17.53
Virtus KAR Small-Cap Growth Series	24,325	896,748	879,849	—	879,849	25,408	34.13	36.97
Virtus Newfleet Multi-Sector Intermediate Bond Series	6,526	61,357	61,347	—	61,347	6,417	9.56	9.56

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Virtus SGA International Growth Series	18,130	$250,627	$261,079	$—	$261,079	26,748	$9.76	$9.76
Voya MidCap Opportunities Portfolio	4,156	54,905	67,072	—	67,072	3,310	20.26	20.26
VY Clarion Global Real Estate Portfolio	2,492	29,592	34,541	—	34,541	2,748	12.03	13.32
VY Clarion Real Estate Portfolio	646	17,913	29,575	—	29,575	1,673	17.68	17.68

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	7Twelve Balanced Portfolio	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Net assets as of December 31, 2019	$77,319	$26,552	$26,128

Investment income (loss):
Dividend distributions	736	312	20
Investment Expenses:
Mortality and expense risk and administrative charges	(508)	(341)	(32)

Net investment income (loss)	228	(29)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	970	1,278	120
Realized capital gain (loss) on investments	(1,140)	(65)	(6,945)
Change in unrealized appreciation (depreciation)	(1,776)	(922)	2,291

Net gain (loss) on investments	(1,946)	291	(4,534)

Net increase (decrease) in net assets from operations	(1,718)	262	(4,546)

Contract owner transactions:
Variable annuity deposits	—	—	130
Terminations, withdrawals and annuity payments	—	—	(18,698)
Transfers between subaccounts, net	(35,000)	—	—
Maintenance charges and mortality adjustments	(15)	—	(21)

Increase (decrease) in net assets from contract transactions	(35,015)	—	(18,589)

Total increase (decrease) in net assets	(36,733)	262	(23,135)

Net assets as of December 31, 2020	$40,586	$26,814	$2,993

Investment income (loss):
Dividend distributions	3,873	200	22
Investment Expenses:
Mortality and expense risk and administrative charges	(4,572)	(453)	(10)

Net investment income (loss)	(699)	(253)	12

Increase (decrease) in net assets from operations:
Capital gain distributions	9,071	—	—
Realized capital gain (loss) on investments	38	42	9
Change in unrealized appreciation (depreciation)	3,864	7,183	1,031

Net gain (loss) on investments	12,973	7,225	1,040

Net increase (decrease) in net assets from operations	12,274	6,972	1,052

Contract owner transactions:
Variable annuity deposits	517,403	—	—
Terminations, withdrawals and annuity payments	—	—	(38)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(28)	(5)	(20)

Increase (decrease) in net assets from contract transactions	517,375	(5)	(58)

Total increase (decrease) in net assets	529,649	6,967	994

Net assets as of December 31, 2021	$570,235	$33,781	$3,987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	AFIS Capital World Growth and Income (b)	AFIS U.S. Government Securities (b)	AFIS Washington Mutual Investors (b)
Net assets as of December 31, 2019	$150,886	$197,827	$616,034

Investment income (loss):
Dividend distributions	1,690	13,443	8,986
Investment Expenses:
Mortality and expense risk and administrative charges	(997)	(10,852)	(6,639)

Net investment income (loss)	693	2,591	2,347

Increase (decrease) in net assets from operations:
Capital gain distributions	3,631	16,232	7,040
Realized capital gain (loss) on investments	(39)	4,279	(715)
Change in unrealized appreciation (depreciation)	8,718	28,997	32,920

Net gain (loss) on investments	12,310	49,508	39,245

Net increase (decrease) in net assets from operations	13,003	52,099	41,592

Contract owner transactions:
Variable annuity deposits	—	486,958	—
Terminations, withdrawals and annuity payments	—	(19,748)	(20,606)
Transfers between subaccounts, net	16,885	95,587	—
Maintenance charges and mortality adjustments	(86)	—	(140)

Increase (decrease) in net assets from contract transactions	16,799	562,797	(20,746)

Total increase (decrease) in net assets	29,802	614,896	20,846

Net assets as of December 31, 2020	$180,688	$812,723	$636,880

Investment income (loss):
Dividend distributions	2,870	8,310	9,657
Investment Expenses:
Mortality and expense risk and administrative charges	(1,357)	(11,570)	(8,217)

Net investment income (loss)	1,513	(3,260)	1,440

Increase (decrease) in net assets from operations:
Capital gain distributions	4,374	69,958	—
Realized capital gain (loss) on investments	240	(290)	1,722
Change in unrealized appreciation (depreciation)	18,562	(85,126)	165,751

Net gain (loss) on investments	23,176	(15,458)	167,473

Net increase (decrease) in net assets from operations	24,689	(18,718)	168,913

Contract owner transactions:
Variable annuity deposits	6,146	4,072	33,095
Terminations, withdrawals and annuity payments	—	(662)	(184)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(250)	(101)	(465)

Increase (decrease) in net assets from contract transactions	5,896	3,309	32,446

Total increase (decrease) in net assets	30,585	(15,409)	201,359

Net assets as of December 31, 2021	$211,273	$797,314	$838,239

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Alger Capital Appreciation (d)	Alger Large Cap Growth (d)	Allspring Omega Growth VT (b)
Net assets as of December 31, 2019	$762,913	$7,209	$66,048

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,735)	(1,271)	(1,080)

Net investment income (loss)	(7,735)	(1,271)	(1,080)

Increase (decrease) in net assets from operations:
Capital gain distributions	141,008	21,708	5,759
Realized capital gain (loss) on investments	3,657	1,185	173
Change in unrealized appreciation (depreciation)	159,037	32,766	22,303

Net gain (loss) on investments	303,702	55,659	28,235

Net increase (decrease) in net assets from operations	295,967	54,388	27,155

Contract owner transactions:
Variable annuity deposits	543	—	—
Terminations, withdrawals and annuity payments	(27,705)	(3,939)	—
Transfers between subaccounts, net	1,469	106,214	—
Maintenance charges and mortality adjustments	(267)	(347)	—

Increase (decrease) in net assets from contract transactions	(25,960)	101,928	—

Total increase (decrease) in net assets	270,007	156,316	27,155

Net assets as of December 31, 2020	$1,032,920	$163,525	$93,203

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,402)	(427)	(1,642)

Net investment income (loss)	(9,402)	(427)	(1,642)

Increase (decrease) in net assets from operations:
Capital gain distributions	253,419	9,190	12,400
Realized capital gain (loss) on investments	24,043	37,497	453
Change in unrealized appreciation (depreciation)	(86,703)	(33,753)	2,620

Net gain (loss) on investments	190,759	12,934	15,473

Net increase (decrease) in net assets from operations	181,357	12,507	13,831

Contract owner transactions:
Variable annuity deposits	6,199	—	17,331
Terminations, withdrawals and annuity payments	(39,114)	(15,591)	—
Transfers between subaccounts, net	(44,196)	(121,208)	—
Maintenance charges and mortality adjustments	(599)	(139)	(20)

Increase (decrease) in net assets from contract transactions	(77,710)	(136,938)	17,311

Total increase (decrease) in net assets	103,647	(124,431)	31,142

Net assets as of December 31, 2021	$1,136,567	$39,094	$124,345

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Allspring Opportunity VT (b)	ALPS/Alerian Energy Infrastructure	American Century VP Disciplined Core Value
Net assets as of December 31, 2019	$137,478	$138,825	$159,845

Investment income (loss):
Dividend distributions	555	2,792	2,490
Investment Expenses:
Mortality and expense risk and administrative charges	(1,793)	(592)	(545)

Net investment income (loss)	(1,238)	2,200	1,945

Increase (decrease) in net assets from operations:
Capital gain distributions	9,601	—	7,549
Realized capital gain (loss) on investments	4	(3,611)	8,284
Change in unrealized appreciation (depreciation)	14,761	(35,412)	(903)

Net gain (loss) on investments	24,366	(39,023)	14,930

Net increase (decrease) in net assets from operations	23,128	(36,823)	16,875

Contract owner transactions:
Variable annuity deposits	3	4	—
Terminations, withdrawals and annuity payments	(11,565)	(696)	(57,423)
Transfers between subaccounts, net	(2,855)	(2,801)	(1,280)
Maintenance charges and mortality adjustments	(256)	(22)	(124)

Increase (decrease) in net assets from contract transactions	(14,673)	(3,515)	(58,827)

Total increase (decrease) in net assets	8,455	(40,338)	(41,952)

Net assets as of December 31, 2020	$145,933	$98,487	$117,893

Investment income (loss):
Dividend distributions	57	2,715	1,661
Investment Expenses:
Mortality and expense risk and administrative charges	(2,003)	(732)	(1,125)

Net investment income (loss)	(1,946)	1,983	536

Increase (decrease) in net assets from operations:
Capital gain distributions	6,845	—	29,124
Realized capital gain (loss) on investments	10,200	(1,301)	366
Change in unrealized appreciation (depreciation)	14,784	36,722	3,325

Net gain (loss) on investments	31,829	35,421	32,815

Net increase (decrease) in net assets from operations	29,883	37,404	33,351

Contract owner transactions:
Variable annuity deposits	12,767	8,665	—
Terminations, withdrawals and annuity payments	(43,430)	(627)	(974)
Transfers between subaccounts, net	(2,501)	(6,641)	63,133
Maintenance charges and mortality adjustments	(216)	(66)	(448)

Increase (decrease) in net assets from contract transactions	(33,380)	1,331	61,711

Total increase (decrease) in net assets	(3,497)	38,735	95,062

Net assets as of December 31, 2021	$142,436	$137,222	$212,955

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value (d)
Net assets as of December 31, 2019	$28,883	$60,066	$51,989

Investment income (loss):
Dividend distributions	411	229	769
Investment Expenses:
Mortality and expense risk and administrative charges	(110)	(721)	(300)

Net investment income (loss)	301	(492)	469

Increase (decrease) in net assets from operations:
Capital gain distributions	—	881	—
Realized capital gain (loss) on investments	7	(1,593)	(21)
Change in unrealized appreciation (depreciation)	2,335	9,917	(220)

Net gain (loss) on investments	2,342	9,205	(241)

Net increase (decrease) in net assets from operations	2,643	8,713	228

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,623)	—
Transfers between subaccounts, net	—	8	—
Maintenance charges and mortality adjustments	(26)	—	(39)

Increase (decrease) in net assets from contract transactions	(26)	(9,615)	(39)

Total increase (decrease) in net assets	2,617	(902)	189

Net assets as of December 31, 2020	$31,500	$59,164	$52,178

Investment income (loss):
Dividend distributions	1,139	9	615
Investment Expenses:
Mortality and expense risk and administrative charges	(92)	(905)	(336)

Net investment income (loss)	1,047	(896)	279

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,736	—
Realized capital gain (loss) on investments	12	204	205
Change in unrealized appreciation (depreciation)	1,039	3,122	11,142

Net gain (loss) on investments	1,051	5,062	11,347

Net increase (decrease) in net assets from operations	2,098	4,166	11,626

Contract owner transactions:
Variable annuity deposits	21,431	—	—
Terminations, withdrawals and annuity payments	—	—	(780)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(44)	(11)	(103)

Increase (decrease) in net assets from contract transactions	21,387	(11)	(883)

Total increase (decrease) in net assets	23,485	4,155	10,743

Net assets as of December 31, 2021	$54,985	$63,319	$62,921

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Value	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2019	$37,876	$482,284	$99,652

Investment income (loss):
Dividend distributions	715	10,117	1,076
Investment Expenses:
Mortality and expense risk and administrative charges	(250)	(7,343)	(409)

Net investment income (loss)	465	2,774	667

Increase (decrease) in net assets from operations:
Capital gain distributions	848	2,238	1,712
Realized capital gain (loss) on investments	(9)	3,557	80
Change in unrealized appreciation (depreciation)	(1,284)	68,599	6,611

Net gain (loss) on investments	(445)	74,394	8,403

Net increase (decrease) in net assets from operations	20	77,168	9,070

Contract owner transactions:
Variable annuity deposits	—	1,000	4,019
Terminations, withdrawals and annuity payments	—	(94,722)	—
Transfers between subaccounts, net	—	376,744	(2,768)
Maintenance charges and mortality adjustments	(18)	(777)	—

Increase (decrease) in net assets from contract transactions	(18)	282,245	1,251

Total increase (decrease) in net assets	2	359,413	10,321

Net assets as of December 31, 2020	$37,878	$841,697	$109,973

Investment income (loss):
Dividend distributions	807	12,310	1,705
Investment Expenses:
Mortality and expense risk and administrative charges	(392)	(12,035)	(367)

Net investment income (loss)	415	275	1,338

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,234	2,698
Realized capital gain (loss) on investments	110	2,166	8
Change in unrealized appreciation (depreciation)	8,819	78,660	(10,449)

Net gain (loss) on investments	8,929	111,060	(7,743)

Net increase (decrease) in net assets from operations	9,344	111,335	(6,405)

Contract owner transactions:
Variable annuity deposits	8,665	1,000	11,145
Terminations, withdrawals and annuity payments	(206)	(1,538)	—
Transfers between subaccounts, net	—	592,395	—
Maintenance charges and mortality adjustments	(60)	(1,130)	—

Increase (decrease) in net assets from contract transactions	8,399	590,727	11,145

Total increase (decrease) in net assets	17,743	702,062	4,740

Net assets as of December 31, 2021	$55,621	$1,543,759	$114,713

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2019	$272,025	$5,827	$300,453

Investment income (loss):
Dividend distributions	455	4	687
Investment Expenses:
Mortality and expense risk and administrative charges	(3,577)	(60)	(4,410)

Net investment income (loss)	(3,122)	(56)	(3,723)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,074	216	7,995
Realized capital gain (loss) on investments	953	(457)	2,400
Change in unrealized appreciation (depreciation)	71,243	702	139,060

Net gain (loss) on investments	80,270	461	149,455

Net increase (decrease) in net assets from operations	77,148	405	145,732

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(1,674)	(140)	(2,699)
Transfers between subaccounts, net	—	(1,748)	(6,919)
Maintenance charges and mortality adjustments	(614)	—	(876)

Increase (decrease) in net assets from contract transactions	(2,288)	(1,528)	(10,494)

Total increase (decrease) in net assets	74,860	(1,123)	135,238

Net assets as of December 31, 2020	$346,885	$4,704	$435,691

Investment income (loss):
Dividend distributions	803	—	388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,747)	(1,248)	(8,759)

Net investment income (loss)	(3,944)	(1,248)	(8,371)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,429	2,137	84,609
Realized capital gain (loss) on investments	21,542	70	7,349
Change in unrealized appreciation (depreciation)	16,537	(2,562)	31,138

Net gain (loss) on investments	56,508	(355)	123,096

Net increase (decrease) in net assets from operations	52,564	(1,603)	114,725

Contract owner transactions:
Variable annuity deposits	16,434	28,049	116,500
Terminations, withdrawals and annuity payments	(3,110)	(1,222)	(3,641)
Transfers between subaccounts, net	(492)	88,431	93,815
Maintenance charges and mortality adjustments	(905)	(282)	(1,367)

Increase (decrease) in net assets from contract transactions	11,927	114,976	205,307

Total increase (decrease) in net assets	64,491	113,373	320,032

Net assets as of December 31, 2021	$411,376	$118,077	$755,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2019	$385,683	$92,669	$120,803

Investment income (loss):
Dividend distributions	4,297	175	1,492
Investment Expenses:
Mortality and expense risk and administrative charges	(3,900)	(525)	(603)

Net investment income (loss)	397	(350)	889

Increase (decrease) in net assets from operations:
Capital gain distributions	11,655	—	—
Realized capital gain (loss) on investments	(3,812)	(13,210)	(25)
Change in unrealized appreciation (depreciation)	41,202	4,717	5,955

Net gain (loss) on investments	49,045	(8,493)	5,930

Net increase (decrease) in net assets from operations	49,442	(8,843)	6,819

Contract owner transactions:
Variable annuity deposits	1,637	—	6,118
Terminations, withdrawals and annuity payments	(31,182)	(34,424)	—
Transfers between subaccounts, net	(28,254)	(2,209)	—
Maintenance charges and mortality adjustments	(259)	(17)	(85)

Increase (decrease) in net assets from contract transactions	(58,058)	(36,650)	6,033

Total increase (decrease) in net assets	(8,616)	(45,493)	12,852

Net assets as of December 31, 2020	$377,067	$47,176	$133,655

Investment income (loss):
Dividend distributions	3,055	1,340	3,461
Investment Expenses:
Mortality and expense risk and administrative charges	(4,287)	(459)	(612)

Net investment income (loss)	(1,232)	881	2,849

Increase (decrease) in net assets from operations:
Capital gain distributions	3,148	—	—
Realized capital gain (loss) on investments	28,913	60	1,714
Change in unrealized appreciation (depreciation)	42,959	(2,997)	(248)

Net gain (loss) on investments	75,020	(2,937)	1,466

Net increase (decrease) in net assets from operations	73,788	(2,056)	4,315

Contract owner transactions:
Variable annuity deposits	—	11,315	11,335
Terminations, withdrawals and annuity payments	(105,554)	—	(22,777)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(361)	(54)	(14)

Increase (decrease) in net assets from contract transactions	(105,915)	11,261	(11,456)

Total increase (decrease) in net assets	(32,127)	9,205	(7,141)

Net assets as of December 31, 2021	$344,940	$56,381	$126,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.
Net assets as of December 31, 2019	$118,913	$170,170	$43,592

Investment income (loss):
Dividend distributions	43	1,564	431
Investment Expenses:
Mortality and expense risk and administrative charges	(1,100)	(838)	(354)

Net investment income (loss)	(1,057)	726	77

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	16,416	530
Realized capital gain (loss) on investments	194	(16)	(6,799)
Change in unrealized appreciation (depreciation)	14,575	15,046	1,833

Net gain (loss) on investments	15,982	31,446	(4,436)

Net increase (decrease) in net assets from operations	14,925	32,172	(4,359)

Contract owner transactions:
Variable annuity deposits	5,474	—	2,640
Terminations, withdrawals and annuity payments	(36,912)	—	(3,649)
Transfers between subaccounts, net	4,476	—	(13,826)
Maintenance charges and mortality adjustments	(15)	(18)	—

Increase (decrease) in net assets from contract transactions	(26,977)	(18)	(14,835)

Total increase (decrease) in net assets	(12,052)	32,154	(19,194)

Net assets as of December 31, 2020	$106,861	$202,324	$24,398

Investment income (loss):
Dividend distributions	874	170	337
Investment Expenses:
Mortality and expense risk and administrative charges	(1,543)	(894)	(422)

Net investment income (loss)	(669)	(724)	(85)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,954	103,197	4,409
Realized capital gain (loss) on investments	350	(1,054)	56
Change in unrealized appreciation (depreciation)	(714)	(45,602)	476

Net gain (loss) on investments	3,590	56,541	4,941

Net increase (decrease) in net assets from operations	2,921	55,817	4,856

Contract owner transactions:
Variable annuity deposits	20,138	—	2,420
Terminations, withdrawals and annuity payments	—	(9,679)	(430)
Transfers between subaccounts, net	9,999	—	—
Maintenance charges and mortality adjustments	(54)	(56)	(5)

Increase (decrease) in net assets from contract transactions	30,083	(9,735)	1,985

Total increase (decrease) in net assets	33,004	46,082	6,841

Net assets as of December 31, 2021	$139,865	$248,406	$31,239

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Net assets as of December 31, 2019	$239,933	$126,235	$712,147

Investment income (loss):
Dividend distributions	3,554	1,715	32,119
Investment Expenses:
Mortality and expense risk and administrative charges	(2,739)	(1,464)	(5,401)

Net investment income (loss)	815	251	26,718

Increase (decrease) in net assets from operations:
Capital gain distributions	6,791	8,330	—
Realized capital gain (loss) on investments	(7,787)	97	(6,030)
Change in unrealized appreciation (depreciation)	(7,489)	15,638	10,664

Net gain (loss) on investments	(8,485)	24,065	4,634

Net increase (decrease) in net assets from operations	(7,670)	24,316	31,352

Contract owner transactions:
Variable annuity deposits	—	—	849
Terminations, withdrawals and annuity payments	(2,599)	(560)	(106,546)
Transfers between subaccounts, net	(24,425)	—	(34,770)
Maintenance charges and mortality adjustments	(20)	(35)	(1,100)

Increase (decrease) in net assets from contract transactions	(27,044)	(595)	(141,567)

Total increase (decrease) in net assets	(34,714)	23,721	(110,215)

Net assets as of December 31, 2020	$205,219	$149,956	$601,932

Investment income (loss):
Dividend distributions	3,021	1,290	25,570
Investment Expenses:
Mortality and expense risk and administrative charges	(3,379)	(1,709)	(4,620)

Net investment income (loss)	(358)	(419)	20,950

Increase (decrease) in net assets from operations:
Capital gain distributions	29,530	26,122	1,698
Realized capital gain (loss) on investments	624	363	1,299
Change in unrealized appreciation (depreciation)	8,308	(18,190)	1,890

Net gain (loss) on investments	38,462	8,295	4,887

Net increase (decrease) in net assets from operations	38,104	7,876	25,837

Contract owner transactions:
Variable annuity deposits	—	—	569
Terminations, withdrawals and annuity payments	—	(510)	(24,010)
Transfers between subaccounts, net	—	—	(2,667)
Maintenance charges and mortality adjustments	(39)	(110)	(1,188)

Increase (decrease) in net assets from contract transactions	(39)	(620)	(27,296)

Total increase (decrease) in net assets	38,065	7,256	(1,459)

Net assets as of December 31, 2021	$243,284	$157,212	$600,473

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2019	$107,140	$82,888	$207,472

Investment income (loss):
Dividend distributions	—	864	229
Investment Expenses:
Mortality and expense risk and administrative charges	(1,504)	(635)	(4,112)

Net investment income (loss)	(1,504)	229	(3,883)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,172	4,919	36,643
Realized capital gain (loss) on investments	3,306	(2,472)	(9,729)
Change in unrealized appreciation (depreciation)	26,755	17,392	107,710

Net gain (loss) on investments	36,233	19,839	134,624

Net increase (decrease) in net assets from operations	34,729	20,068	130,741

Contract owner transactions:
Variable annuity deposits	1,303	—	10,245
Terminations, withdrawals and annuity payments	(32,908)	(8,509)	(13,895)
Transfers between subaccounts, net	—	36,259	34,749
Maintenance charges and mortality adjustments	(257)	(82)	(744)

Increase (decrease) in net assets from contract transactions	(31,862)	27,668	30,355

Total increase (decrease) in net assets	2,867	47,736	161,096

Net assets as of December 31, 2020	$110,007	$130,624	$368,568

Investment income (loss):
Dividend distributions	—	1,157	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,737)	(940)	(3,773)

Net investment income (loss)	(1,737)	217	(3,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,783	2,370	32,822
Realized capital gain (loss) on investments	615	13,414	54,956
Change in unrealized appreciation (depreciation)	20	16,426	(59,445)

Net gain (loss) on investments	19,418	32,210	28,333

Net increase (decrease) in net assets from operations	17,681	32,427	24,560

Contract owner transactions:
Variable annuity deposits	—	—	17
Terminations, withdrawals and annuity payments	—	(11,741)	(18,853)
Transfers between subaccounts, net	—	(20,868)	(128,671)
Maintenance charges and mortality adjustments	(308)	(188)	(527)

Increase (decrease) in net assets from contract transactions	(308)	(32,797)	(148,034)

Total increase (decrease) in net assets	17,373	(370)	(123,474)

Net assets as of December 31, 2021	$127,380	$130,254	$245,094

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Asset Strategy (b)	Delaware Ivy VIP Balanced (b)	Delaware Ivy VIP Energy (b)
Net assets as of December 31, 2019	$37,811	$47,351	$6,417

Investment income (loss):
Dividend distributions	776	653	53
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(540)	(46)

Net investment income (loss)	641	113	7

Increase (decrease) in net assets from operations:
Capital gain distributions	639	2,489	—
Realized capital gain (loss) on investments	(89)	(50)	(2,286)
Change in unrealized appreciation (depreciation)	3,813	3,507	(507)

Net gain (loss) on investments	4,363	5,946	(2,793)

Net increase (decrease) in net assets from operations	5,004	6,059	(2,786)

Contract owner transactions:
Variable annuity deposits	—	—	247
Terminations, withdrawals and annuity payments	(421)	—	—
Transfers between subaccounts, net	—	—	(962)
Maintenance charges and mortality adjustments	(41)	(25)	—

Increase (decrease) in net assets from contract transactions	(462)	(25)	(715)

Total increase (decrease) in net assets	4,542	6,034	(3,501)

Net assets as of December 31, 2020	$42,353	$53,385	$2,916

Investment income (loss):
Dividend distributions	719	569	60
Investment Expenses:
Mortality and expense risk and administrative charges	(111)	(647)	(56)

Net investment income (loss)	608	(78)	4

Increase (decrease) in net assets from operations:
Capital gain distributions	4,632	3,466	—
Realized capital gain (loss) on investments	21	49	(37)
Change in unrealized appreciation (depreciation)	(978)	4,396	1,220

Net gain (loss) on investments	3,675	7,911	1,183

Net increase (decrease) in net assets from operations	4,283	7,833	1,187

Contract owner transactions:
Variable annuity deposits	—	—	220
Terminations, withdrawals and annuity payments	(388)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(99)	(55)	(1)

Increase (decrease) in net assets from contract transactions	(487)	(55)	219

Total increase (decrease) in net assets	3,796	7,778	1,406

Net assets as of December 31, 2021	$46,149	$61,163	$4,322

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Global Equity Income (b)	Delaware Ivy VIP Global Growth (b)	Delaware Ivy VIP Growth (b)
Net assets as of December 31, 2019	$9,375	$108,492	$8,127

Investment income (loss):
Dividend distributions	217	444	—
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(1,239)	(32)

Net investment income (loss)	94	(795)	(32)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,176
Realized capital gain (loss) on investments	(37)	(633)	4
Change in unrealized appreciation (depreciation)	99	22,265	1,288

Net gain (loss) on investments	62	21,632	2,468

Net increase (decrease) in net assets from operations	156	20,837	2,436

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	(29)	(39)

Increase (decrease) in net assets from contract transactions	—	(29)	(39)

Total increase (decrease) in net assets	156	20,808	2,397

Net assets as of December 31, 2020	$9,531	$129,300	$10,524

Investment income (loss):
Dividend distributions	228	78	—
Investment Expenses:
Mortality and expense risk and administrative charges	(151)	(1,562)	(30)

Net investment income (loss)	77	(1,484)	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,617	1,123
Realized capital gain (loss) on investments	(9)	(269)	20
Change in unrealized appreciation (depreciation)	1,389	16,560	2,004

Net gain (loss) on investments	1,380	22,908	3,147

Net increase (decrease) in net assets from operations	1,457	21,424	3,117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1)	(83)	(66)

Increase (decrease) in net assets from contract transactions	(1)	(83)	(66)

Total increase (decrease) in net assets	1,456	21,341	3,051

Net assets as of December 31, 2021	$10,987	$150,641	$13,575

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP High Income (b)	Delaware Ivy VIP International Core Equity (b)	Delaware Ivy VIP Limited-Term Bond (b)
Net assets as of December 31, 2019	$63,132	$100,052	$282,742

Investment income (loss):
Dividend distributions	3,624	2,141	7,611
Investment Expenses:
Mortality and expense risk and administrative charges	(464)	(616)	(1,021)

Net investment income (loss)	3,160	1,525	6,590

Increase (decrease) in net assets from operations:
Capital gain distributions	—	17	—
Realized capital gain (loss) on investments	(1,834)	(11,828)	700
Change in unrealized appreciation (depreciation)	88	7,092	2,890

Net gain (loss) on investments	(1,746)	(4,719)	3,590

Net increase (decrease) in net assets from operations	1,414	(3,194)	10,180

Contract owner transactions:
Variable annuity deposits	600	1,194	—
Terminations, withdrawals and annuity payments	—	(59,597)	(15,863)
Transfers between subaccounts, net	(9,231)	(1,122)	—
Maintenance charges and mortality adjustments	(34)	—	(31)

Increase (decrease) in net assets from contract transactions	(8,665)	(59,525)	(15,894)

Total increase (decrease) in net assets	(7,251)	(62,719)	(5,714)

Net assets as of December 31, 2020	$55,881	$37,333	$277,028

Investment income (loss):
Dividend distributions	3,875	427	4,177
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(597)	(692)

Net investment income (loss)	3,421	(170)	3,485

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,127
Realized capital gain (loss) on investments	(31)	27	230
Change in unrealized appreciation (depreciation)	(321)	4,828	(6,889)

Net gain (loss) on investments	(352)	4,855	(5,532)

Net increase (decrease) in net assets from operations	3,069	4,685	(2,047)

Contract owner transactions:
Variable annuity deposits	550	550	—
Terminations, withdrawals and annuity payments	(88)	(206)	(11,563)
Transfers between subaccounts, net	8,310	—	—
Maintenance charges and mortality adjustments	(115)	(9)	(68)

Increase (decrease) in net assets from contract transactions	8,657	335	(11,631)

Total increase (decrease) in net assets	11,726	5,020	(13,678)

Net assets as of December 31, 2021	$67,607	$42,353	$263,350

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Mid Cap Growth (b)	Delaware Ivy VIP Natural Resources (b)	Delaware Ivy VIP Science And Technology (b)
Net assets as of December 31, 2019	$76,101	$6,127	$162,790

Investment income (loss):
Dividend distributions	—	58	—
Investment Expenses:
Mortality and expense risk and administrative charges	(856)	(47)	(599)

Net investment income (loss)	(856)	11	(599)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,909	—	13,429
Realized capital gain (loss) on investments	121	(1,241)	10,982
Change in unrealized appreciation (depreciation)	32,169	(269)	8,384

Net gain (loss) on investments	38,199	(1,510)	32,795

Net increase (decrease) in net assets from operations	37,343	(1,499)	32,196

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(100,228)
Transfers between subaccounts, net	10,000	(1,891)	4,999
Maintenance charges and mortality adjustments	(41)	(8)	(270)

Increase (decrease) in net assets from contract transactions	9,959	(1,899)	(95,499)

Total increase (decrease) in net assets	47,302	(3,398)	(63,303)

Net assets as of December 31, 2020	$123,403	$2,729	$99,487

Investment income (loss):
Dividend distributions	—	50	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,192)	(46)	(429)

Net investment income (loss)	(1,192)	4	(429)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,414	—	26,022
Realized capital gain (loss) on investments	401	(3)	5,360
Change in unrealized appreciation (depreciation)	4,584	676	(17,863)

Net gain (loss) on investments	20,399	673	13,519

Net increase (decrease) in net assets from operations	19,207	677	13,090

Contract owner transactions:
Variable annuity deposits	2,000	—	—
Terminations, withdrawals and annuity payments	—	—	(377)
Transfers between subaccounts, net	13,539	—	(20,410)
Maintenance charges and mortality adjustments	(153)	(9)	(122)

Increase (decrease) in net assets from contract transactions	15,386	(9)	(20,909)

Total increase (decrease) in net assets	34,593	668	(7,819)

Net assets as of December 31, 2021	$157,996	$3,397	$91,668

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Securian Real Estate Securities (b)	Delaware Ivy VIP Small Cap Growth (b)	Delaware Ivy VIP Smid Cap Core (b)
Net assets as of December 31, 2019	$3,448	$57,201	$22,505

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(13)	(826)	(101)

Net investment income (loss)	(13)	(826)	(101)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,040
Realized capital gain (loss) on investments	(689)	(7,602)	(37)
Change in unrealized appreciation (depreciation)	(105)	26,378	1,151

Net gain (loss) on investments	(794)	18,776	2,154

Net increase (decrease) in net assets from operations	(807)	17,950	2,053

Contract owner transactions:
Variable annuity deposits	—	598	—
Terminations, withdrawals and annuity payments	—	(2,056)	(109)
Transfers between subaccounts, net	(2,641)	(7,502)	2,678
Maintenance charges and mortality adjustments	—	(17)	(18)

Increase (decrease) in net assets from contract transactions	(2,641)	(8,977)	2,551

Total increase (decrease) in net assets	(3,448)	8,973	4,604

Net assets as of December 31, 2020	$—	$66,174	$27,109

Investment income (loss):
Dividend distributions	—	660	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,025)	(108)

Net investment income (loss)	—	(365)	(108)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,077	—
Realized capital gain (loss) on investments	—	279	334
Change in unrealized appreciation (depreciation)	—	(6,362)	5,203

Net gain (loss) on investments	—	1,994	5,537

Net increase (decrease) in net assets from operations	—	1,629	5,429

Contract owner transactions:
Variable annuity deposits	—	480	—
Terminations, withdrawals and annuity payments	—	(555)	(139)
Transfers between subaccounts, net	—	—	(3,617)
Maintenance charges and mortality adjustments	—	(11)	(52)

Increase (decrease) in net assets from contract transactions	—	(86)	(3,808)

Total increase (decrease) in net assets	—	1,543	1,621

Net assets as of December 31, 2021	$—	$67,717	$28,730

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2019	$91,603	$72,251	$188,908

Investment income (loss):
Dividend distributions	5	1,410	3,136
Investment Expenses:
Mortality and expense risk and administrative charges	(361)	(663)	(706)

Net investment income (loss)	(356)	747	2,430

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,242	—
Realized capital gain (loss) on investments	1,226	(3,002)	(6,231)
Change in unrealized appreciation (depreciation)	(331)	5,695	(7,292)

Net gain (loss) on investments	895	3,935	(13,523)

Net increase (decrease) in net assets from operations	539	4,682	(11,093)

Contract owner transactions:
Variable annuity deposits	—	39,877	1,136
Terminations, withdrawals and annuity payments	(39,989)	(35,411)	(33,689)
Transfers between subaccounts, net	(31,574)	(4,340)	—
Maintenance charges and mortality adjustments	(161)	(19)	(165)

Increase (decrease) in net assets from contract transactions	(71,724)	107	(32,718)

Total increase (decrease) in net assets	(71,185)	4,789	(43,811)

Net assets as of December 31, 2020	$20,418	$77,040	$145,097

Investment income (loss):
Dividend distributions	85	2,525	8,644
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(901)	(1,564)

Net investment income (loss)	(99)	1,624	7,080

Increase (decrease) in net assets from operations:
Capital gain distributions	1	6,810	—
Realized capital gain (loss) on investments	199	733	4,790
Change in unrealized appreciation (depreciation)	(406)	918	15,953

Net gain (loss) on investments	(206)	8,461	20,743

Net increase (decrease) in net assets from operations	(305)	10,085	27,823

Contract owner transactions:
Variable annuity deposits	—	8,993	11
Terminations, withdrawals and annuity payments	(8,667)	(2,082)	(42,232)
Transfers between subaccounts, net	(24)	5,416	74,006
Maintenance charges and mortality adjustments	(9)	(96)	(335)

Increase (decrease) in net assets from contract transactions	(8,700)	12,231	31,450

Total increase (decrease) in net assets	(9,005)	22,316	59,273

Net assets as of December 31, 2021	$11,413	$99,356	$204,370

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2019	$74,931	$1,246,169	$96,316

Investment income (loss):
Dividend distributions	230	20,287	168
Investment Expenses:
Mortality and expense risk and administrative charges	(175)	(5,353)	(335)

Net investment income (loss)	55	14,934	(167)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	144	(24,589)	(6,560)
Change in unrealized appreciation (depreciation)	(1)	(52,632)	(4,005)

Net gain (loss) on investments	143	(77,221)	(10,565)

Net increase (decrease) in net assets from operations	198	(62,287)	(10,732)

Contract owner transactions:
Variable annuity deposits	—	137,057	—
Terminations, withdrawals and annuity payments	(135)	(322,561)	(67)
Transfers between subaccounts, net	(36,301)	15,858	(74,230)
Maintenance charges and mortality adjustments	(67)	(791)	(19)

Increase (decrease) in net assets from contract transactions	(36,503)	(170,437)	(74,316)

Total increase (decrease) in net assets	(36,305)	(232,724)	(85,048)

Net assets as of December 31, 2020	$38,626	$1,013,445	$11,268

Investment income (loss):
Dividend distributions	1	19,813	2,925
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(5,650)	(2,942)

Net investment income (loss)	(75)	14,163	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,692
Realized capital gain (loss) on investments	(23)	39,322	739
Change in unrealized appreciation (depreciation)	(16)	210,078	4,751

Net gain (loss) on investments	(39)	249,400	20,182

Net increase (decrease) in net assets from operations	(114)	263,563	20,165

Contract owner transactions:
Variable annuity deposits	—	33,857	2,136
Terminations, withdrawals and annuity payments	(30,736)	(99,575)	(8,772)
Transfers between subaccounts, net	—	(40,671)	194,400
Maintenance charges and mortality adjustments	(60)	(1,478)	(423)

Increase (decrease) in net assets from contract transactions	(30,796)	(107,867)	187,341

Total increase (decrease) in net assets	(30,910)	155,696	207,506

Net assets as of December 31, 2021	$7,716	$1,169,141	$218,774

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	DWS Core Equity VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP
Net assets as of December 31, 2019	$122,327	$60,458	$—

Investment income (loss):
Dividend distributions	1,174	324	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,584)	(818)	—

Net investment income (loss)	(410)	(494)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	5,004	—	—
Realized capital gain (loss) on investments	(2,073)	(285)	—
Change in unrealized appreciation (depreciation)	12,929	9,997	—

Net gain (loss) on investments	15,860	9,712	—

Net increase (decrease) in net assets from operations	15,450	9,218	—

Contract owner transactions:
Variable annuity deposits	527	—	—
Terminations, withdrawals and annuity payments	(11,151)	—	—
Transfers between subaccounts, net	5	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(10,619)	—	—

Total increase (decrease) in net assets	4,831	9,218	—

Net assets as of December 31, 2020	$127,158	$69,676	$—

Investment income (loss):
Dividend distributions	635	54	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,067)	(1,106)	(10)

Net investment income (loss)	(1,432)	(1,052)	(10)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,312	—	—
Realized capital gain (loss) on investments	230	24	1
Change in unrealized appreciation (depreciation)	24,321	10,090	945

Net gain (loss) on investments	30,863	10,114	946

Net increase (decrease) in net assets from operations	29,431	9,062	936

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	13,538
Maintenance charges and mortality adjustments	(26)	(5)	(9)

Increase (decrease) in net assets from contract transactions	(26)	(5)	13,529

Total increase (decrease) in net assets	29,405	9,057	14,465

Net assets as of December 31, 2021	$156,563	$78,733	$14,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II
Net assets as of December 31, 2019	$46,742	$330,229	$386,301

Investment income (loss):
Dividend distributions	1,323	6,734	22,918
Investment Expenses:
Mortality and expense risk and administrative charges	(148)	(3,429)	(5,242)

Net investment income (loss)	1,175	3,305	17,676

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(426)	5,017	(2,693)
Change in unrealized appreciation (depreciation)	(359)	2,966	6,768

Net gain (loss) on investments	(785)	7,983	4,075

Net increase (decrease) in net assets from operations	390	11,288	21,751

Contract owner transactions:
Variable annuity deposits	367	3,266	10,281
Terminations, withdrawals and annuity payments	(8,149)	(75,699)	(39,118)
Transfers between subaccounts, net	1,517	(59,881)	75,598
Maintenance charges and mortality adjustments	(33)	(1,127)	(831)

Increase (decrease) in net assets from contract transactions	(6,298)	(133,441)	45,930

Total increase (decrease) in net assets	(5,908)	(122,153)	67,681

Net assets as of December 31, 2020	$40,834	$208,076	$453,982

Investment income (loss):
Dividend distributions	1,362	4,078	21,088
Investment Expenses:
Mortality and expense risk and administrative charges	(118)	(2,785)	(5,436)

Net investment income (loss)	1,244	1,293	15,652

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1)	106	404
Change in unrealized appreciation (depreciation)	255	(8,326)	(2,121)

Net gain (loss) on investments	254	(8,220)	(1,717)

Net increase (decrease) in net assets from operations	1,498	(6,927)	13,935

Contract owner transactions:
Variable annuity deposits	—	6,347	1
Terminations, withdrawals and annuity payments	(174)	(14,910)	(32,492)
Transfers between subaccounts, net	12,875	3,495	7,355
Maintenance charges and mortality adjustments	(96)	(708)	(825)

Increase (decrease) in net assets from contract transactions	12,605	(5,776)	(25,961)

Total increase (decrease) in net assets	14,103	(12,703)	(12,026)

Net assets as of December 31, 2021	$54,937	$195,373	$441,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Balanced	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap
Net assets as of December 31, 2019	$538,651	$1,387,272	$21,540

Investment income (loss):
Dividend distributions	5,467	1,110	114
Investment Expenses:
Mortality and expense risk and administrative charges	(6,319)	(16,119)	(71)

Net investment income (loss)	(852)	(15,009)	43

Increase (decrease) in net assets from operations:
Capital gain distributions	7,830	7,469	—
Realized capital gain (loss) on investments	(11,859)	52,115	(7)
Change in unrealized appreciation (depreciation)	55,486	266,690	3,770

Net gain (loss) on investments	51,457	326,274	3,763

Net increase (decrease) in net assets from operations	50,605	311,265	3,806

Contract owner transactions:
Variable annuity deposits	600	121,257	—
Terminations, withdrawals and annuity payments	(3,190)	(249,239)	—
Transfers between subaccounts, net	(118,741)	(82,954)	—
Maintenance charges and mortality adjustments	—	(2,082)	(17)

Increase (decrease) in net assets from contract transactions	(121,331)	(213,018)	(17)

Total increase (decrease) in net assets	(70,726)	98,247	3,789

Net assets as of December 31, 2020	$467,925	$1,485,519	$25,329

Investment income (loss):
Dividend distributions	4,087	462	61
Investment Expenses:
Mortality and expense risk and administrative charges	(7,926)	(18,497)	(146)

Net investment income (loss)	(3,839)	(18,035)	(85)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,002	210,474	805
Realized capital gain (loss) on investments	2,724	83,071	40
Change in unrealized appreciation (depreciation)	42,455	98,826	4,622

Net gain (loss) on investments	84,181	392,371	5,467

Net increase (decrease) in net assets from operations	80,342	374,336	5,382

Contract owner transactions:
Variable annuity deposits	55,021	113,502	16,661
Terminations, withdrawals and annuity payments	(3,050)	(39,546)	—
Transfers between subaccounts, net	—	(147,643)	—
Maintenance charges and mortality adjustments	(68)	(2,934)	(62)

Increase (decrease) in net assets from contract transactions	51,903	(76,621)	16,599

Total increase (decrease) in net assets	132,245	297,715	21,981

Net assets as of December 31, 2021	$600,170	$1,783,234	$47,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2019	$159,809	$253,771	$1,520,372

Investment income (loss):
Dividend distributions	1,217	6,084	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,357)	(1,494)	(15,735)

Net investment income (loss)	(140)	4,590	(15,735)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,513	12,117	106,999
Realized capital gain (loss) on investments	7,321	132	109,529
Change in unrealized appreciation (depreciation)	43,030	27,074	741,923

Net gain (loss) on investments	68,864	39,323	958,451

Net increase (decrease) in net assets from operations	68,724	43,913	942,716

Contract owner transactions:
Variable annuity deposits	2	—	82,025
Terminations, withdrawals and annuity payments	(23,710)	(851)	(180,427)
Transfers between subaccounts, net	36,295	80,940	99,233
Maintenance charges and mortality adjustments	(246)	(370)	(2,894)

Increase (decrease) in net assets from contract transactions	12,341	79,719	(2,063)

Total increase (decrease) in net assets	81,065	123,632	940,653

Net assets as of December 31, 2020	$240,874	$377,403	$2,461,025

Investment income (loss):
Dividend distributions	4,372	11,200	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,627)	(2,476)	(22,230)

Net investment income (loss)	2,745	8,724	(22,230)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,489	21,787	235,296
Realized capital gain (loss) on investments	7,008	2,413	101,137
Change in unrealized appreciation (depreciation)	(42,530)	66,070	(50,332)

Net gain (loss) on investments	(10,033)	90,270	286,101

Net increase (decrease) in net assets from operations	(7,288)	98,994	263,871

Contract owner transactions:
Variable annuity deposits	8,676	76,816	71,320
Terminations, withdrawals and annuity payments	(22,745)	(7,042)	(59,584)
Transfers between subaccounts, net	(5,435)	—	(30,575)
Maintenance charges and mortality adjustments	(345)	(723)	(4,197)

Increase (decrease) in net assets from contract transactions	(19,849)	69,051	(23,036)

Total increase (decrease) in net assets	(27,137)	168,045	240,835

Net assets as of December 31, 2021	$213,737	$545,448	$2,701,860

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond
Net assets as of December 31, 2019	$51,497	$1,482,883	$831,654

Investment income (loss):
Dividend distributions	1,776	24,521	19,272
Investment Expenses:
Mortality and expense risk and administrative charges	(509)	(16,332)	(11,187)

Net investment income (loss)	1,267	8,189	8,085

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,413	323
Realized capital gain (loss) on investments	(2,912)	35,256	21,653
Change in unrealized appreciation (depreciation)	1,566	170,804	42,608

Net gain (loss) on investments	(1,346)	211,473	64,584

Net increase (decrease) in net assets from operations	(79)	219,662	72,669

Contract owner transactions:
Variable annuity deposits	—	21,888	178,003
Terminations, withdrawals and annuity payments	(118)	(162,221)	(213,565)
Transfers between subaccounts, net	(16,969)	236,709	88,592
Maintenance charges and mortality adjustments	(15)	(4,916)	(3,628)

Increase (decrease) in net assets from contract transactions	(17,102)	91,460	49,402

Total increase (decrease) in net assets	(17,181)	311,122	122,071

Net assets as of December 31, 2020	$34,316	$1,794,005	$953,725

Investment income (loss):
Dividend distributions	1,844	20,693	17,535
Investment Expenses:
Mortality and expense risk and administrative charges	(423)	(20,563)	(10,826)

Net investment income (loss)	1,421	130	6,709

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,697	26,564
Realized capital gain (loss) on investments	8	106,369	17,508
Change in unrealized appreciation (depreciation)	(390)	354,473	(71,375)

Net gain (loss) on investments	(382)	475,539	(27,303)

Net increase (decrease) in net assets from operations	1,039	475,669	(20,594)

Contract owner transactions:
Variable annuity deposits	—	109,521	40,842
Terminations, withdrawals and annuity payments	—	(147,505)	(43,805)
Transfers between subaccounts, net	—	202,327	35,632
Maintenance charges and mortality adjustments	(18)	(6,980)	(3,808)

Increase (decrease) in net assets from contract transactions	(18)	157,363	28,861

Total increase (decrease) in net assets	1,021	633,032	8,267

Net assets as of December 31, 2021	$35,337	$2,427,037	$961,992

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas	Fidelity® VIP Real Estate
Net assets as of December 31, 2019	$247,362	$55,065	$274,578

Investment income (loss):
Dividend distributions	1,438	120	4,529
Investment Expenses:
Mortality and expense risk and administrative charges	(2,788)	(771)	(1,255)

Net investment income (loss)	(1,350)	(651)	3,274

Increase (decrease) in net assets from operations:
Capital gain distributions	—	225	10,722
Realized capital gain (loss) on investments	(24,865)	234	(2,732)
Change in unrealized appreciation (depreciation)	60,945	7,660	(31,135)

Net gain (loss) on investments	36,080	8,119	(23,145)

Net increase (decrease) in net assets from operations	34,730	7,468	(19,871)

Contract owner transactions:
Variable annuity deposits	2,117	384	5,941
Terminations, withdrawals and annuity payments	(25,488)	(943)	(22,097)
Transfers between subaccounts, net	155,548	—	(880)
Maintenance charges and mortality adjustments	(528)	—	(137)

Increase (decrease) in net assets from contract transactions	131,649	(559)	(17,173)

Total increase (decrease) in net assets	166,379	6,909	(37,044)

Net assets as of December 31, 2020	$413,741	$61,974	$237,534

Investment income (loss):
Dividend distributions	1,469	227	2,526
Investment Expenses:
Mortality and expense risk and administrative charges	(3,179)	(986)	(1,194)

Net investment income (loss)	(1,710)	(759)	1,332

Increase (decrease) in net assets from operations:
Capital gain distributions	51,098	5,167	1,629
Realized capital gain (loss) on investments	45,406	278	3,846
Change in unrealized appreciation (depreciation)	(9,294)	6,301	80,825

Net gain (loss) on investments	87,210	11,746	86,300

Net increase (decrease) in net assets from operations	85,500	10,987	87,632

Contract owner transactions:
Variable annuity deposits	—	384	219
Terminations, withdrawals and annuity payments	(38,298)	—	(20,194)
Transfers between subaccounts, net	(161,178)	—	(9,042)
Maintenance charges and mortality adjustments	(697)	(12)	(171)

Increase (decrease) in net assets from contract transactions	(200,173)	372	(29,188)

Total increase (decrease) in net assets	(114,673)	11,359	58,444

Net assets as of December 31, 2021	$299,068	$73,333	$295,978

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Strategic Income	Franklin DynaTech VIP(b)	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2019	$162,987	$48,515	$243,166

Investment income (loss):
Dividend distributions	4,562	—	7,502
Investment Expenses:
Mortality and expense risk and administrative charges	(2,147)	(829)	(1,860)

Net investment income (loss)	2,415	(829)	5,642

Increase (decrease) in net assets from operations:
Capital gain distributions	1,446	3,422	43,857
Realized capital gain (loss) on investments	(1,251)	542	(3,050)
Change in unrealized appreciation (depreciation)	4,430	19,829	(40,341)

Net gain (loss) on investments	4,625	23,793	466

Net increase (decrease) in net assets from operations	7,040	22,964	6,108

Contract owner transactions:
Variable annuity deposits	1,362	—	—
Terminations, withdrawals and annuity payments	(15,964)	(2,847)	(243)
Transfers between subaccounts, net	(28)	20,320	(22,181)
Maintenance charges and mortality adjustments	(397)	(210)	(27)

Increase (decrease) in net assets from contract transactions	(15,027)	17,263	(22,451)

Total increase (decrease) in net assets	(7,987)	40,227	(16,343)

Net assets as of December 31, 2020	$155,000	$88,742	$226,823

Investment income (loss):
Dividend distributions	4,234	—	6,270
Investment Expenses:
Mortality and expense risk and administrative charges	(2,375)	(270)	(2,152)

Net investment income (loss)	1,859	(270)	4,118

Increase (decrease) in net assets from operations:
Capital gain distributions	2,723	1,598	17,307
Realized capital gain (loss) on investments	119	14,110	(13)
Change in unrealized appreciation (depreciation)	(1,530)	(13,629)	33,469

Net gain (loss) on investments	1,312	2,079	50,763

Net increase (decrease) in net assets from operations	3,171	1,809	54,881

Contract owner transactions:
Variable annuity deposits	17,434	—	—
Terminations, withdrawals and annuity payments	(179)	(980)	—
Transfers between subaccounts, net	—	(63,982)	—
Maintenance charges and mortality adjustments	(438)	(89)	(22)

Increase (decrease) in net assets from contract transactions	16,817	(65,051)	(22)

Total increase (decrease) in net assets	19,988	(63,242)	54,859

Net assets as of December 31, 2021	$174,988	$25,500	$281,682

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2019	$188,258	$—	$204,396

Investment income (loss):
Dividend distributions	10,123	—	4,113
Investment Expenses:
Mortality and expense risk and administrative charges	(2,460)	(249)	(834)

Net investment income (loss)	7,663	(249)	3,279

Increase (decrease) in net assets from operations:
Capital gain distributions	143	20,509	3,295
Realized capital gain (loss) on investments	(3,073)	(10,130)	(3,865)
Change in unrealized appreciation (depreciation)	(9,843)	—	(14,271)

Net gain (loss) on investments	(12,773)	10,379	(14,841)

Net increase (decrease) in net assets from operations	(5,110)	10,130	(11,562)

Contract owner transactions:
Variable annuity deposits	—	517	—
Terminations, withdrawals and annuity payments	—	—	(52)
Transfers between subaccounts, net	3,794	(10,579)	(9,439)
Maintenance charges and mortality adjustments	(267)	(68)	(62)

Increase (decrease) in net assets from contract transactions	3,527	(10,130)	(9,553)

Total increase (decrease) in net assets	(1,583)	—	(21,115)

Net assets as of December 31, 2020	$186,675	$—	$183,281

Investment income (loss):
Dividend distributions	9,436	—	3,033
Investment Expenses:
Mortality and expense risk and administrative charges	(2,933)	(64)	(616)

Net investment income (loss)	6,503	(64)	2,417

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	167	3	(7,710)
Change in unrealized appreciation (depreciation)	22,565	638	31,992

Net gain (loss) on investments	22,732	641	24,282

Net increase (decrease) in net assets from operations	29,235	577	26,699

Contract owner transactions:
Variable annuity deposits	24,651	17,370	—
Terminations, withdrawals and annuity payments	(273)	—	(148)
Transfers between subaccounts, net	—	—	(92,651)
Maintenance charges and mortality adjustments	(346)	(4)	(181)

Increase (decrease) in net assets from contract transactions	24,032	17,366	(92,980)

Total increase (decrease) in net assets	53,267	17,943	(66,281)

Net assets as of December 31, 2021	$239,942	$17,943	$117,000

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2019	$53,038	$242,743	$582,393

Investment income (loss):
Dividend distributions	1,277	2,970	5,720
Investment Expenses:
Mortality and expense risk and administrative charges	(164)	(1,628)	(3,376)

Net investment income (loss)	1,113	1,342	2,344

Increase (decrease) in net assets from operations:
Capital gain distributions	1,775	12,594	24,327
Realized capital gain (loss) on investments	(72)	1	(10,095)
Change in unrealized appreciation (depreciation)	(5,680)	22,906	(8,400)

Net gain (loss) on investments	(3,977)	35,501	5,832

Net increase (decrease) in net assets from operations	(2,864)	36,843	8,176

Contract owner transactions:
Variable annuity deposits	—	—	5,900
Terminations, withdrawals and annuity payments	—	—	(9,589)
Transfers between subaccounts, net	—	—	(124,082)
Maintenance charges and mortality adjustments	(39)	(50)	(314)

Increase (decrease) in net assets from contract transactions	(39)	(50)	(128,085)

Total increase (decrease) in net assets	(2,903)	36,793	(119,909)

Net assets as of December 31, 2020	$50,135	$279,536	$462,484

Investment income (loss):
Dividend distributions	1,864	3,878	5,288
Investment Expenses:
Mortality and expense risk and administrative charges	(175)	(2,606)	(4,096)

Net investment income (loss)	1,689	1,272	1,192

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,604	14,002
Realized capital gain (loss) on investments	(25)	461	13,547
Change in unrealized appreciation (depreciation)	7,978	87,360	79,326

Net gain (loss) on investments	7,953	102,425	106,875

Net increase (decrease) in net assets from operations	9,642	103,697	108,067

Contract owner transactions:
Variable annuity deposits	8,685	50,004	37,570
Terminations, withdrawals and annuity payments	—	—	(38,137)
Transfers between subaccounts, net	—	92,651	(57,739)
Maintenance charges and mortality adjustments	(92)	(160)	(505)

Increase (decrease) in net assets from contract transactions	8,593	142,495	(58,811)

Total increase (decrease) in net assets	18,235	246,192	49,256

Net assets as of December 31, 2021	$68,370	$525,728	$511,740

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2019	$227,540	$33,951	$158,489

Investment income (loss):
Dividend distributions	—	1,654	4,738
Investment Expenses:
Mortality and expense risk and administrative charges	(5,225)	(482)	(1,520)

Net investment income (loss)	(5,225)	1,172	3,218

Increase (decrease) in net assets from operations:
Capital gain distributions	50,497	—	—
Realized capital gain (loss) on investments	(2,126)	(37)	(1,875)
Change in unrealized appreciation (depreciation)	123,834	(479)	2,352

Net gain (loss) on investments	172,205	(516)	477

Net increase (decrease) in net assets from operations	166,980	656	3,695

Contract owner transactions:
Variable annuity deposits	—	—	148
Terminations, withdrawals and annuity payments	(10,826)	—	(82,983)
Transfers between subaccounts, net	204,877	—	236,018
Maintenance charges and mortality adjustments	(1,039)	—	(210)

Increase (decrease) in net assets from contract transactions	193,012	—	152,973

Total increase (decrease) in net assets	359,992	656	156,668

Net assets as of December 31, 2020	$587,532	$34,607	$315,157

Investment income (loss):
Dividend distributions	—	1,151	7,586
Investment Expenses:
Mortality and expense risk and administrative charges	(7,635)	(504)	(1,529)

Net investment income (loss)	(7,635)	647	6,057

Increase (decrease) in net assets from operations:
Capital gain distributions	60,174	—	—
Realized capital gain (loss) on investments	33,610	(25)	(58)
Change in unrealized appreciation (depreciation)	(42,778)	(400)	(13,267)

Net gain (loss) on investments	51,006	(425)	(13,325)

Net increase (decrease) in net assets from operations	43,371	222	(7,268)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(34,477)	—	—
Transfers between subaccounts, net	(79,437)	—	—
Maintenance charges and mortality adjustments	(1,867)	(6)	(502)

Increase (decrease) in net assets from contract transactions	(115,781)	(6)	(502)

Total increase (decrease) in net assets	(72,410)	216	(7,770)

Net assets as of December 31, 2021	$515,122	$34,823	$307,387

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2019	$205,873	$213,419	$17,747

Investment income (loss):
Dividend distributions	—	1,278	134
Investment Expenses:
Mortality and expense risk and administrative charges	(1,564)	(801)	(23)

Net investment income (loss)	(1,564)	477	111

Increase (decrease) in net assets from operations:
Capital gain distributions	63,654	—	—
Realized capital gain (loss) on investments	(528)	(699)	(3,891)
Change in unrealized appreciation (depreciation)	63,620	186	142

Net gain (loss) on investments	126,746	(513)	(3,749)

Net increase (decrease) in net assets from operations	125,182	(36)	(3,638)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,442)	(18,901)	(12,955)
Transfers between subaccounts, net	60,267	(10,761)	10,000
Maintenance charges and mortality adjustments	(593)	(75)	(5)

Increase (decrease) in net assets from contract transactions	58,232	(29,737)	(2,960)

Total increase (decrease) in net assets	183,414	(29,773)	(6,598)

Net assets as of December 31, 2020	$389,287	$183,646	$11,149

Investment income (loss):
Dividend distributions	—	145	317
Investment Expenses:
Mortality and expense risk and administrative charges	(1,908)	(504)	(30)

Net investment income (loss)	(1,908)	(359)	287

Increase (decrease) in net assets from operations:
Capital gain distributions	72,080	—	295
Realized capital gain (loss) on investments	70	(215)	9
Change in unrealized appreciation (depreciation)	(27,811)	55	694

Net gain (loss) on investments	44,339	(160)	998

Net increase (decrease) in net assets from operations	42,431	(519)	1,285

Contract owner transactions:
Variable annuity deposits	74	—	—
Terminations, withdrawals and annuity payments	(10,585)	(10,730)	—
Transfers between subaccounts, net	—	(4,744)	—
Maintenance charges and mortality adjustments	(1,016)	(138)	(24)

Increase (decrease) in net assets from contract transactions	(11,527)	(15,612)	(24)

Total increase (decrease) in net assets	30,904	(16,131)	1,261

Net assets as of December 31, 2021	$420,191	$167,515	$12,410

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$103,435	$15,222	$1,149,575

Investment income (loss):
Dividend distributions	415	—	16,588
Investment Expenses:
Mortality and expense risk and administrative charges	(1,343)	(14)	(10,244)

Net investment income (loss)	(928)	(14)	6,344

Increase (decrease) in net assets from operations:
Capital gain distributions	1,542	—	49,233
Realized capital gain (loss) on investments	(131)	(4,352)	(8,716)
Change in unrealized appreciation (depreciation)	6,373	(1,120)	(53,819)

Net gain (loss) on investments	7,784	(5,472)	(13,302)

Net increase (decrease) in net assets from operations	6,856	(5,486)	(6,958)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,739)	(13,364)
Transfers between subaccounts, net	—	3	(128,396)
Maintenance charges and mortality adjustments	—	—	(5,830)

Increase (decrease) in net assets from contract transactions	—	(9,736)	(147,590)

Total increase (decrease) in net assets	6,856	(15,222)	(154,548)

Net assets as of December 31, 2020	$110,291	$—	$995,027

Investment income (loss):
Dividend distributions	319	—	21,037
Investment Expenses:
Mortality and expense risk and administrative charges	(1,877)	—	(12,920)

Net investment income (loss)	(1,558)	—	8,117

Increase (decrease) in net assets from operations:
Capital gain distributions	21,277	—	6,093
Realized capital gain (loss) on investments	362	—	190,615
Change in unrealized appreciation (depreciation)	12,981	—	(4,991)

Net gain (loss) on investments	34,620	—	191,717

Net increase (decrease) in net assets from operations	33,062	—	199,834

Contract owner transactions:
Variable annuity deposits	23,501	—	—
Terminations, withdrawals and annuity payments	—	—	(146,281)
Transfers between subaccounts, net	—	—	(922,707)
Maintenance charges and mortality adjustments	(12)	—	(6,955)

Increase (decrease) in net assets from contract transactions	23,489	—	(1,075,943)

Total increase (decrease) in net assets	56,551	—	(876,109)

Net assets as of December 31, 2021	$166,842	$—	$118,918

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2019	$167,794	$62,885	$45,771

Investment income (loss):
Dividend distributions	9,631	3,857	1,948
Investment Expenses:
Mortality and expense risk and administrative charges	(2,175)	(697)	(293)

Net investment income (loss)	7,456	3,160	1,655

Increase (decrease) in net assets from operations:
Capital gain distributions	—	566	—
Realized capital gain (loss) on investments	(2,864)	(2,129)	(2,289)
Change in unrealized appreciation (depreciation)	(9,149)	(1,380)	779

Net gain (loss) on investments	(12,013)	(2,943)	(1,510)

Net increase (decrease) in net assets from operations	(4,557)	217	145

Contract owner transactions:
Variable annuity deposits	1,024	2	6
Terminations, withdrawals and annuity payments	(9,037)	(228)	(17,986)
Transfers between subaccounts, net	5,136	(3,293)	(57)
Maintenance charges and mortality adjustments	(420)	(113)	(32)

Increase (decrease) in net assets from contract transactions	(3,297)	(3,632)	(18,069)

Total increase (decrease) in net assets	(7,854)	(3,415)	(17,924)

Net assets as of December 31, 2020	$159,940	$59,470	$27,847

Investment income (loss):
Dividend distributions	4,009	—	1,424
Investment Expenses:
Mortality and expense risk and administrative charges	(2,170)	(283)	(283)

Net investment income (loss)	1,839	(283)	1,141

Increase (decrease) in net assets from operations:
Capital gain distributions	—	780	—
Realized capital gain (loss) on investments	(190)	45	(59)
Change in unrealized appreciation (depreciation)	167	(209)	129

Net gain (loss) on investments	(23)	616	70

Net increase (decrease) in net assets from operations	1,816	333	1,211

Contract owner transactions:
Variable annuity deposits	1,000	—	—
Terminations, withdrawals and annuity payments	(586)	(1,508)	(251)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(429)	(151)	(41)

Increase (decrease) in net assets from contract transactions	(15)	(1,659)	(292)

Total increase (decrease) in net assets	1,801	(1,326)	919

Net assets as of December 31, 2021	$161,741	$58,144	$28,766

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2019	$228,255	$96,224	$198,277

Investment income (loss):
Dividend distributions	7,575	660	2,737
Investment Expenses:
Mortality and expense risk and administrative charges	(3,512)	(699)	(1,378)

Net investment income (loss)	4,063	(39)	1,359

Increase (decrease) in net assets from operations:
Capital gain distributions	25,778	—	—
Realized capital gain (loss) on investments	(56,908)	(2,402)	752
Change in unrealized appreciation (depreciation)	(4,462)	5,185	11,053

Net gain (loss) on investments	(35,592)	2,783	11,805

Net increase (decrease) in net assets from operations	(31,529)	2,744	13,164

Contract owner transactions:
Variable annuity deposits	96	16	22
Terminations, withdrawals and annuity payments	(15,804)	(7,437)	(9,322)
Transfers between subaccounts, net	106,845	(6,811)	(148)
Maintenance charges and mortality adjustments	(1,541)	(122)	(153)

Increase (decrease) in net assets from contract transactions	89,596	(14,354)	(9,601)

Total increase (decrease) in net assets	58,067	(11,610)	3,563

Net assets as of December 31, 2020	$286,322	$84,614	$201,840

Investment income (loss):
Dividend distributions	8,670	584	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,312)	(763)	(1,865)

Net investment income (loss)	4,358	(179)	(1,865)

Increase (decrease) in net assets from operations:
Capital gain distributions	23	—	7,529
Realized capital gain (loss) on investments	8,238	2,125	880
Change in unrealized appreciation (depreciation)	65,717	16,966	6,114

Net gain (loss) on investments	73,978	19,091	14,523

Net increase (decrease) in net assets from operations	78,336	18,912	12,658

Contract owner transactions:
Variable annuity deposits	14	—	30
Terminations, withdrawals and annuity payments	(20,175)	(5,633)	(6,477)
Transfers between subaccounts, net	95,493	5,781	88,180
Maintenance charges and mortality adjustments	(1,541)	(150)	(469)

Increase (decrease) in net assets from contract transactions	73,791	(2)	81,264

Total increase (decrease) in net assets	152,127	18,910	93,922

Net assets as of December 31, 2021	$438,449	$103,524	$295,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2019	$57,640	$42,996	$18,714

Investment income (loss):
Dividend distributions	516	471	311
Investment Expenses:
Mortality and expense risk and administrative charges	(372)	(246)	(67)

Net investment income (loss)	144	225	244

Increase (decrease) in net assets from operations:
Capital gain distributions	3,735	1,493	815
Realized capital gain (loss) on investments	(3,227)	(1,752)	31
Change in unrealized appreciation (depreciation)	(3,494)	(505)	2,275

Net gain (loss) on investments	(2,986)	(764)	3,121

Net increase (decrease) in net assets from operations	(2,842)	(539)	3,365

Contract owner transactions:
Variable annuity deposits	5,353	—	—
Terminations, withdrawals and annuity payments	(13,536)	—	(263)
Transfers between subaccounts, net	244	(14,124)	—
Maintenance charges and mortality adjustments	(151)	(69)	(17)

Increase (decrease) in net assets from contract transactions	(8,090)	(14,193)	(280)

Total increase (decrease) in net assets	(10,932)	(14,732)	3,085

Net assets as of December 31, 2020	$46,708	$28,264	$21,799

Investment income (loss):
Dividend distributions	409	550	158
Investment Expenses:
Mortality and expense risk and administrative charges	(391)	(316)	(57)

Net investment income (loss)	18	234	101

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,197
Realized capital gain (loss) on investments	1,256	1,313	956
Change in unrealized appreciation (depreciation)	8,725	5,300	2,412

Net gain (loss) on investments	9,981	6,613	5,565

Net increase (decrease) in net assets from operations	9,999	6,847	5,666

Contract owner transactions:
Variable annuity deposits	—	—	55
Terminations, withdrawals and annuity payments	(5,948)	(25)	(3,035)
Transfers between subaccounts, net	1,452	(440)	—
Maintenance charges and mortality adjustments	(137)	(101)	(46)

Increase (decrease) in net assets from contract transactions	(4,633)	(566)	(3,026)

Total increase (decrease) in net assets	5,366	6,281	2,640

Net assets as of December 31, 2021	$52,074	$34,545	$24,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2019	$36,091	$82,177	$166,970

Investment income (loss):
Dividend distributions	514	517	2
Investment Expenses:
Mortality and expense risk and administrative charges	(431)	(502)	(114)

Net investment income (loss)	83	15	(112)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,760	1,853	—
Realized capital gain (loss) on investments	51	(8,367)	19,138
Change in unrealized appreciation (depreciation)	11,180	6,235	(13,544)

Net gain (loss) on investments	12,991	(279)	5,594

Net increase (decrease) in net assets from operations	13,074	(264)	5,482

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(190)	(31,639)	—
Transfers between subaccounts, net	—	(876)	(172,452)
Maintenance charges and mortality adjustments	(14)	(46)	—

Increase (decrease) in net assets from contract transactions	(204)	(32,561)	(172,452)

Total increase (decrease) in net assets	12,870	(32,825)	(166,970)

Net assets as of December 31, 2020	$48,961	$49,352	$—

Investment income (loss):
Dividend distributions	318	160	—
Investment Expenses:
Mortality and expense risk and administrative charges	(574)	(406)	(1)

Net investment income (loss)	(256)	(246)	(1)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,983	4,197	—
Realized capital gain (loss) on investments	6,271	6,487	550
Change in unrealized appreciation (depreciation)	(1,845)	(5,315)	—

Net gain (loss) on investments	15,409	5,369	550

Net increase (decrease) in net assets from operations	15,153	5,123	549

Contract owner transactions:
Variable annuity deposits	56,681	—	14,170
Terminations, withdrawals and annuity payments	(228)	(179)	—
Transfers between subaccounts, net	(58,934)	(21,664)	(14,719)
Maintenance charges and mortality adjustments	(44)	(21)	—

Increase (decrease) in net assets from contract transactions	(2,525)	(21,864)	(549)

Total increase (decrease) in net assets	12,628	(16,741)	—

Net assets as of December 31, 2021	$61,589	$32,611	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2019	$478,346	$65,011	$333,187

Investment income (loss):
Dividend distributions	8,082	1,789	2,810
Investment Expenses:
Mortality and expense risk and administrative charges	(4,871)	(647)	(1,655)

Net investment income (loss)	3,211	1,142	1,155

Increase (decrease) in net assets from operations:
Capital gain distributions	—	625	5,905
Realized capital gain (loss) on investments	11,186	4,580	542
Change in unrealized appreciation (depreciation)	42,743	(3,559)	95,009

Net gain (loss) on investments	53,929	1,646	101,456

Net increase (decrease) in net assets from operations	57,140	2,788	102,611

Contract owner transactions:
Variable annuity deposits	—	11,329	27
Terminations, withdrawals and annuity payments	(95,321)	(19,546)	(5,663)
Transfers between subaccounts, net	11,725	395	87,030
Maintenance charges and mortality adjustments	(188)	(215)	(299)

Increase (decrease) in net assets from contract transactions	(83,784)	(8,037)	81,095

Total increase (decrease) in net assets	(26,644)	(5,249)	183,706

Net assets as of December 31, 2020	$451,702	$59,762	$516,893

Investment income (loss):
Dividend distributions	7,170	829	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,243)	(675)	(1,829)

Net investment income (loss)	2,927	154	(1,829)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,684	—	47,595
Realized capital gain (loss) on investments	2,581	4,406	7,833
Change in unrealized appreciation (depreciation)	(23,880)	6,638	(3,001)

Net gain (loss) on investments	(9,615)	11,044	52,427

Net increase (decrease) in net assets from operations	(6,688)	11,198	50,598

Contract owner transactions:
Variable annuity deposits	—	12,649	21
Terminations, withdrawals and annuity payments	(25,357)	(25,961)	(9,719)
Transfers between subaccounts, net	40,445	8,342	(16,663)
Maintenance charges and mortality adjustments	(225)	(165)	(625)

Increase (decrease) in net assets from contract transactions	14,863	(5,135)	(26,986)

Total increase (decrease) in net assets	8,175	6,063	23,612

Net assets as of December 31, 2021	$459,877	$65,825	$540,505

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2019	$86,431	$2,206	$27,479

Investment income (loss):
Dividend distributions	66	12	2,183
Investment Expenses:
Mortality and expense risk and administrative charges	(1,282)	(27)	(99)

Net investment income (loss)	(1,216)	(15)	2,084

Increase (decrease) in net assets from operations:
Capital gain distributions	6,861	19	1,458
Realized capital gain (loss) on investments	10,640	(9)	(6)
Change in unrealized appreciation (depreciation)	14,718	(7)	(808)

Net gain (loss) on investments	32,219	3	644

Net increase (decrease) in net assets from operations	31,003	(12)	2,728

Contract owner transactions:
Variable annuity deposits	20,324	—	—
Terminations, withdrawals and annuity payments	(22,006)	—	(68)
Transfers between subaccounts, net	(27,679)	—	672
Maintenance charges and mortality adjustments	(113)	—	(24)

Increase (decrease) in net assets from contract transactions	(29,474)	—	580

Total increase (decrease) in net assets	1,529	(12)	3,308

Net assets as of December 31, 2020	$87,960	$2,194	$30,787

Investment income (loss):
Dividend distributions	—	32	1,012
Investment Expenses:
Mortality and expense risk and administrative charges	(1,362)	(91)	(83)

Net investment income (loss)	(1,362)	(59)	929

Increase (decrease) in net assets from operations:
Capital gain distributions	11,371	—	1,088
Realized capital gain (loss) on investments	6,940	2	3
Change in unrealized appreciation (depreciation)	(10,774)	1,143	780

Net gain (loss) on investments	7,537	1,145	1,871

Net increase (decrease) in net assets from operations	6,175	1,086	2,800

Contract owner transactions:
Variable annuity deposits	12,758	11,206	—
Terminations, withdrawals and annuity payments	(22,976)	—	(87)
Transfers between subaccounts, net	3,609	—	800
Maintenance charges and mortality adjustments	(25)	(2)	(66)

Increase (decrease) in net assets from contract transactions	(6,634)	11,204	647

Total increase (decrease) in net assets	(459)	12,290	3,447

Net assets as of December 31, 2021	$87,501	$14,484	$34,234

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth(b)
Net assets as of December 31, 2019	$—	$3,058	$—

Investment income (loss):
Dividend distributions	—	525	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(54)	(37)

Net investment income (loss)	—	471	(37)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,347	4
Realized capital gain (loss) on investments	—	(488)	(2,847)
Change in unrealized appreciation (depreciation)	—	(6,175)	—

Net gain (loss) on investments	—	4,684	(2,843)

Net increase (decrease) in net assets from operations	—	5,155	(2,880)

Contract owner transactions:
Variable annuity deposits	—	568	151
Terminations, withdrawals and annuity payments	—	(3,159)	(4,158)
Transfers between subaccounts, net	—	48,901	6,897
Maintenance charges and mortality adjustments	—	—	(10)

Increase (decrease) in net assets from contract transactions	—	46,310	2,880

Total increase (decrease) in net assets	—	51,465	—

Net assets as of December 31, 2020	$—	$54,523	$—

Investment income (loss):
Dividend distributions	1,494	286	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,064)	(157)	(33)

Net investment income (loss)	430	129	(33)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,458	1,014
Realized capital gain (loss) on investments	151	6	(1)
Change in unrealized appreciation (depreciation)	10,518	13,163	(589)

Net gain (loss) on investments	10,669	14,627	424

Net increase (decrease) in net assets from operations	11,099	14,756	391

Contract owner transactions:
Variable annuity deposits	—	—	8,685
Terminations, withdrawals and annuity payments	(915)	—	—
Transfers between subaccounts, net	88,430	—	—
Maintenance charges and mortality adjustments	(290)	—	—

Increase (decrease) in net assets from contract transactions	87,225	—	8,685

Total increase (decrease) in net assets	98,324	14,756	9,076

Net assets as of December 31, 2021	$98,324	$69,279	$9,076

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Equity and Income(c)	Invesco V.I. Global(b)	Invesco V.I. Global Real Estate
Net assets as of December 31, 2019	$65,283	$176,581	$64,634

Investment income (loss):
Dividend distributions	1,006	717	1,490
Investment Expenses:
Mortality and expense risk and administrative charges	(706)	(1,543)	(142)

Net investment income (loss)	300	(826)	1,348

Increase (decrease) in net assets from operations:
Capital gain distributions	2,080	5,946	908
Realized capital gain (loss) on investments	(4,973)	2,280	(6,887)
Change in unrealized appreciation (depreciation)	2,149	24,442	(8,913)

Net gain (loss) on investments	(744)	32,668	(14,892)

Net increase (decrease) in net assets from operations	(444)	31,842	(13,544)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,947)	(50,885)	(20,210)
Transfers between subaccounts, net	(10,843)	(20,242)	1,748
Maintenance charges and mortality adjustments	(8)	(488)	(26)

Increase (decrease) in net assets from contract transactions	(13,798)	(71,615)	(18,488)

Total increase (decrease) in net assets	(14,242)	(39,773)	(32,032)

Net assets as of December 31, 2020	$51,041	$136,808	$32,602

Investment income (loss):
Dividend distributions	1,273	—	1,004
Investment Expenses:
Mortality and expense risk and administrative charges	(1,018)	(1,063)	(94)

Net investment income (loss)	255	(1,063)	910

Increase (decrease) in net assets from operations:
Capital gain distributions	760	7,914	—
Realized capital gain (loss) on investments	336	383	1
Change in unrealized appreciation (depreciation)	8,002	12,384	7,396

Net gain (loss) on investments	9,098	20,681	7,397

Net increase (decrease) in net assets from operations	9,353	19,618	8,307

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,074)	—	(70)
Transfers between subaccounts, net	21,714	—	969
Maintenance charges and mortality adjustments	(13)	(542)	(76)

Increase (decrease) in net assets from contract transactions	18,627	(542)	823

Total increase (decrease) in net assets	27,980	19,076	9,130

Net assets as of December 31, 2021	$79,021	$155,884	$41,732

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Global Strategic Income(b)	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2019	$120,688	$6,110	$56,805

Investment income (loss):
Dividend distributions	6,267	226	21
Investment Expenses:
Mortality and expense risk and administrative charges	(1,514)	(225)	(410)

Net investment income (loss)	4,753	1	(389)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	551
Realized capital gain (loss) on investments	(106)	701	7,604
Change in unrealized appreciation (depreciation)	(2,696)	63	(4,065)

Net gain (loss) on investments	(2,802)	764	4,090

Net increase (decrease) in net assets from operations	1,951	765	3,701

Contract owner transactions:
Variable annuity deposits	—	—	5
Terminations, withdrawals and annuity payments	—	(14,592)	—
Transfers between subaccounts, net	—	10,540	(36,257)
Maintenance charges and mortality adjustments	(370)	(47)	(80)

Increase (decrease) in net assets from contract transactions	(370)	(4,099)	(36,332)

Total increase (decrease) in net assets	1,581	(3,334)	(32,631)

Net assets as of December 31, 2020	$122,269	$2,776	$24,174

Investment income (loss):
Dividend distributions	5,458	50	1
Investment Expenses:
Mortality and expense risk and administrative charges	(1,565)	(32)	(364)

Net investment income (loss)	3,893	18	(363)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,894
Realized capital gain (loss) on investments	(111)	(7)	67
Change in unrealized appreciation (depreciation)	(9,704)	(102)	(81)

Net gain (loss) on investments	(9,815)	(109)	2,880

Net increase (decrease) in net assets from operations	(5,922)	(91)	2,517

Contract owner transactions:
Variable annuity deposits	8,685	—	12
Terminations, withdrawals and annuity payments	—	(540)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(402)	(33)	(88)

Increase (decrease) in net assets from contract transactions	8,283	(573)	(76)

Total increase (decrease) in net assets	2,361	(664)	2,441

Net assets as of December 31, 2021	$124,630	$2,112	$26,615

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Main Street Mid Cap Fund®(b)	Invesco V.I. Main Street Small Cap Fund®(b)
Net assets as of December 31, 2019	$716,475	$193,526	$788,213

Investment income (loss):
Dividend distributions	11,455	1,502	2,117
Investment Expenses:
Mortality and expense risk and administrative charges	(5,960)	(3,632)	(5,149)

Net investment income (loss)	5,495	(2,130)	(3,032)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,486	64,948	8,441
Realized capital gain (loss) on investments	56,739	(23,340)	(44,645)
Change in unrealized appreciation (depreciation)	48,066	(38,535)	116,765

Net gain (loss) on investments	117,291	3,073	80,561

Net increase (decrease) in net assets from operations	122,786	943	77,529

Contract owner transactions:
Variable annuity deposits	41	18	1,238
Terminations, withdrawals and annuity payments	(90,288)	(20,331)	(106,632)
Transfers between subaccounts, net	(165,822)	173,524	(49,760)
Maintenance charges and mortality adjustments	(2,273)	(1,656)	(971)

Increase (decrease) in net assets from contract transactions	(258,342)	151,555	(156,125)

Total increase (decrease) in net assets	(135,556)	152,498	(78,596)

Net assets as of December 31, 2020	$580,919	$346,024	$709,617

Investment income (loss):
Dividend distributions	4,503	806	1,442
Investment Expenses:
Mortality and expense risk and administrative charges	(5,501)	(3,747)	(6,041)

Net investment income (loss)	(998)	(2,941)	(4,599)

Increase (decrease) in net assets from operations:
Capital gain distributions	29,014	—	50,419
Realized capital gain (loss) on investments	50,842	11,837	24,163
Change in unrealized appreciation (depreciation)	(51,959)	43,235	80,500

Net gain (loss) on investments	27,897	55,072	155,082

Net increase (decrease) in net assets from operations	26,899	52,131	150,483

Contract owner transactions:
Variable annuity deposits	6	—	12
Terminations, withdrawals and annuity payments	(24,427)	(37,779)	(18,790)
Transfers between subaccounts, net	(159,971)	(324,349)	(29,950)
Maintenance charges and mortality adjustments	(2,148)	(1,851)	(1,365)

Increase (decrease) in net assets from contract transactions	(186,540)	(363,979)	(50,093)

Total increase (decrease) in net assets	(159,641)	(311,848)	100,390

Net assets as of December 31, 2021	$421,278	$34,176	$810,007

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Managed Volatility(c)	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2019	$22,794	$46,172	$59,138

Investment income (loss):
Dividend distributions	361	1	14
Investment Expenses:
Mortality and expense risk and administrative charges	(291)	(223)	(482)

Net investment income (loss)	70	(222)	(468)

Increase (decrease) in net assets from operations:
Capital gain distributions	461	3	5,140
Realized capital gain (loss) on investments	(175)	(1,481)	(1,540)
Change in unrealized appreciation (depreciation)	(1,178)	(3,746)	10,503

Net gain (loss) on investments	(892)	(5,224)	14,103

Net increase (decrease) in net assets from operations	(822)	(5,446)	13,635

Contract owner transactions:
Variable annuity deposits	—	377	656
Terminations, withdrawals and annuity payments	(1,315)	(80,266)	(15,452)
Transfers between subaccounts, net	—	39,193	(288)
Maintenance charges and mortality adjustments	—	(30)	(24)

Increase (decrease) in net assets from contract transactions	(1,315)	(40,726)	(15,108)

Total increase (decrease) in net assets	(2,137)	(46,172)	(1,473)

Net assets as of December 31, 2020	$20,657	$—	$57,665

Investment income (loss):
Dividend distributions	371	169	2
Investment Expenses:
Mortality and expense risk and administrative charges	(102)	(73)	(627)

Net investment income (loss)	269	96	(625)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,744	3,534
Realized capital gain (loss) on investments	3	(3)	1,184
Change in unrealized appreciation (depreciation)	1,207	(765)	6,647

Net gain (loss) on investments	1,210	976	11,365

Net increase (decrease) in net assets from operations	1,479	1,072	10,740

Contract owner transactions:
Variable annuity deposits	—	16,661	—
Terminations, withdrawals and annuity payments	(418)	—	(122)
Transfers between subaccounts, net	(21,718)	—	(5,131)
Maintenance charges and mortality adjustments	—	(3)	(53)

Increase (decrease) in net assets from contract transactions	(22,136)	16,658	(5,306)

Total increase (decrease) in net assets	(20,657)	17,730	5,434

Net assets as of December 31, 2021	$—	$17,730	$63,099

(c) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2019	$386,526	$42,122	$108,517

Investment income (loss):
Dividend distributions	—	199	1,036
Investment Expenses:
Mortality and expense risk and administrative charges	(3,854)	(1,564)	(353)

Net investment income (loss)	(3,854)	(1,365)	683

Increase (decrease) in net assets from operations:
Capital gain distributions	27,894	9,118	1,941
Realized capital gain (loss) on investments	5,832	580	(346)
Change in unrealized appreciation (depreciation)	11,638	20,706	(2,300)

Net gain (loss) on investments	45,364	30,404	(705)

Net increase (decrease) in net assets from operations	41,510	29,039	(22)

Contract owner transactions:
Variable annuity deposits	13,619	—	—
Terminations, withdrawals and annuity payments	(72,255)	—	(1,587)
Transfers between subaccounts, net	(47,691)	44,919	2,163
Maintenance charges and mortality adjustments	(348)	(378)	(12)

Increase (decrease) in net assets from contract transactions	(106,675)	44,541	564

Total increase (decrease) in net assets	(65,165)	73,580	542

Net assets as of December 31, 2020	$321,361	$115,702	$109,059

Investment income (loss):
Dividend distributions	825	—	441
Investment Expenses:
Mortality and expense risk and administrative charges	(4,071)	(1,582)	(316)

Net investment income (loss)	(3,246)	(1,582)	125

Increase (decrease) in net assets from operations:
Capital gain distributions	31,125	13,798	—
Realized capital gain (loss) on investments	5,009	27,338	834
Change in unrealized appreciation (depreciation)	15,403	(23,944)	20,383

Net gain (loss) on investments	51,537	17,192	21,217

Net increase (decrease) in net assets from operations	48,291	15,610	21,342

Contract owner transactions:
Variable annuity deposits	18	8,665	—
Terminations, withdrawals and annuity payments	(6,998)	(25,775)	(5,632)
Transfers between subaccounts, net	(5,810)	(104,204)	26,412
Maintenance charges and mortality adjustments	(330)	(333)	(39)

Increase (decrease) in net assets from contract transactions	(13,120)	(121,647)	20,741

Total increase (decrease) in net assets	35,171	(106,037)	42,083

Net assets as of December 31, 2021	$356,532	$9,665	$151,142

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio
Net assets as of December 31, 2019	$42,917	$235,260	$160,034

Investment income (loss):
Dividend distributions	492	459	1,905
Investment Expenses:
Mortality and expense risk and administrative charges	(547)	(912)	(1,051)

Net investment income (loss)	(55)	(453)	854

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,890	—
Realized capital gain (loss) on investments	(39)	4,609	3,510
Change in unrealized appreciation (depreciation)	6,290	44,652	3,472

Net gain (loss) on investments	6,251	65,151	6,982

Net increase (decrease) in net assets from operations	6,196	64,698	7,836

Contract owner transactions:
Variable annuity deposits	—	—	6,861
Terminations, withdrawals and annuity payments	—	(141)	(69,507)
Transfers between subaccounts, net	—	(2,213)	(1,457)
Maintenance charges and mortality adjustments	(14)	(41)	(53)

Increase (decrease) in net assets from contract transactions	(14)	(2,395)	(64,156)

Total increase (decrease) in net assets	6,182	62,303	(56,320)

Net assets as of December 31, 2020	$49,099	$297,563	$103,714

Investment income (loss):
Dividend distributions	615	12	1,984
Investment Expenses:
Mortality and expense risk and administrative charges	(732)	(598)	(746)

Net investment income (loss)	(117)	(586)	1,238

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,817	1,619
Realized capital gain (loss) on investments	153	59,479	33
Change in unrealized appreciation (depreciation)	5,953	(38,234)	(5,284)

Net gain (loss) on investments	6,106	25,062	(3,632)

Net increase (decrease) in net assets from operations	5,989	24,476	(2,394)

Contract owner transactions:
Variable annuity deposits	—	43	—
Terminations, withdrawals and annuity payments	—	(241,668)	(435)
Transfers between subaccounts, net	10,831	—	16,039
Maintenance charges and mortality adjustments	(39)	(118)	(156)

Increase (decrease) in net assets from contract transactions	10,792	(241,743)	15,448

Total increase (decrease) in net assets	16,781	(217,267)	13,054

Net assets as of December 31, 2021	$65,880	$80,296	$116,768

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2019	$197,396	$526,195	$81,126

Investment income (loss):
Dividend distributions	956	16,893	—
Investment Expenses:
Mortality and expense risk and administrative charges	(836)	(5,473)	(981)

Net investment income (loss)	120	11,420	(981)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,328	—	12,262
Realized capital gain (loss) on investments	(32,634)	(8,462)	141
Change in unrealized appreciation (depreciation)	(5,753)	14,925	45,970

Net gain (loss) on investments	(29,059)	6,463	58,373

Net increase (decrease) in net assets from operations	(28,939)	17,883	57,392

Contract owner transactions:
Variable annuity deposits	3,412	1,397	—
Terminations, withdrawals and annuity payments	(107,839)	(58,520)	(36)
Transfers between subaccounts, net	(13,029)	(21,376)	—
Maintenance charges and mortality adjustments	(114)	(864)	(195)

Increase (decrease) in net assets from contract transactions	(117,570)	(79,363)	(231)

Total increase (decrease) in net assets	(146,509)	(61,480)	57,161

Net assets as of December 31, 2020	$50,887	$464,715	$138,287

Investment income (loss):
Dividend distributions	175	14,312	—
Investment Expenses:
Mortality and expense risk and administrative charges	(856)	(5,418)	(1,370)

Net investment income (loss)	(681)	8,894	(1,370)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,473	7,572	33,339
Realized capital gain (loss) on investments	190	643	528
Change in unrealized appreciation (depreciation)	8,846	(7,388)	(37,560)

Net gain (loss) on investments	10,509	827	(3,693)

Net increase (decrease) in net assets from operations	9,828	9,721	(5,063)

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(5,667)	(50)
Transfers between subaccounts, net	—	4,367	—
Maintenance charges and mortality adjustments	(179)	(1,038)	(352)

Increase (decrease) in net assets from contract transactions	(179)	(2,308)	(402)

Total increase (decrease) in net assets	9,649	7,413	(5,465)

Net assets as of December 31, 2021	$60,536	$472,128	$132,822

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Total Return VC
Net assets as of December 31, 2019	$121,452	$25,581	$309,119

Investment income (loss):
Dividend distributions	1,186	—	3,946
Investment Expenses:
Mortality and expense risk and administrative charges	(1,461)	(116)	(940)

Net investment income (loss)	(275)	(116)	3,006

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,653	3,140
Realized capital gain (loss) on investments	(7,134)	34	7,100
Change in unrealized appreciation (depreciation)	3,357	8,834	4,368

Net gain (loss) on investments	(3,777)	14,521	14,608

Net increase (decrease) in net assets from operations	(4,052)	14,405	17,614

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(40,750)	(103)	(170,211)
Transfers between subaccounts, net	—	20,320	14,669
Maintenance charges and mortality adjustments	(339)	(41)	(35)

Increase (decrease) in net assets from contract transactions	(41,089)	20,176	(155,577)

Total increase (decrease) in net assets	(45,141)	34,581	(137,963)

Net assets as of December 31, 2020	$76,311	$60,162	$171,156

Investment income (loss):
Dividend distributions	942	—	3,061
Investment Expenses:
Mortality and expense risk and administrative charges	(1,272)	(146)	(413)

Net investment income (loss)	(330)	(146)	2,648

Increase (decrease) in net assets from operations:
Capital gain distributions	9,659	12,565	1,123
Realized capital gain (loss) on investments	160	871	464
Change in unrealized appreciation (depreciation)	11,212	(10,217)	(5,026)

Net gain (loss) on investments	21,031	3,219	(3,439)

Net increase (decrease) in net assets from operations	20,701	3,073	(791)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,760)	(2,635)
Transfers between subaccounts, net	—	—	(11,007)
Maintenance charges and mortality adjustments	(326)	(117)	(77)

Increase (decrease) in net assets from contract transactions	(326)	(6,877)	(13,719)

Total increase (decrease) in net assets	20,375	(3,804)	(14,510)

Net assets as of December 31, 2021	$96,686	$56,358	$156,646

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2019	$49,995	$38,794	$108,140

Investment income (loss):
Dividend distributions	1,109	590	1,926
Investment Expenses:
Mortality and expense risk and administrative charges	(144)	(555)	(1,498)

Net investment income (loss)	965	35	428

Increase (decrease) in net assets from operations:
Capital gain distributions	2,094	1,798	3,674
Realized capital gain (loss) on investments	(1,081)	(28)	3,654
Change in unrealized appreciation (depreciation)	(629)	(31)	3,923

Net gain (loss) on investments	384	1,739	11,251

Net increase (decrease) in net assets from operations	1,349	1,774	11,679

Contract owner transactions:
Variable annuity deposits	—	600	306
Terminations, withdrawals and annuity payments	(6,878)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(4)	—	—

Increase (decrease) in net assets from contract transactions	(6,882)	600	306

Total increase (decrease) in net assets	(5,533)	2,374	11,985

Net assets as of December 31, 2020	$44,462	$41,168	$120,125

Investment income (loss):
Dividend distributions	120	330	870
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(609)	(1,852)

Net investment income (loss)	8	(279)	(982)

Increase (decrease) in net assets from operations:
Capital gain distributions	4	1,919	6,258
Realized capital gain (loss) on investments	94	(5)	250
Change in unrealized appreciation (depreciation)	(3,300)	(1,181)	6,087

Net gain (loss) on investments	(3,202)	733	12,595

Net increase (decrease) in net assets from operations	(3,194)	454	11,613

Contract owner transactions:
Variable annuity deposits	—	600	—
Terminations, withdrawals and annuity payments	(401)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(9)	(7)	(22)

Increase (decrease) in net assets from contract transactions	(410)	593	(22)

Total increase (decrease) in net assets	(3,604)	1,047	11,591

Net assets as of December 31, 2021	$40,858	$42,215	$131,716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2019	$416,548	$182,136	$44,359

Investment income (loss):
Dividend distributions	2,075	—	239
Investment Expenses:
Mortality and expense risk and administrative charges	(2,248)	(640)	(645)

Net investment income (loss)	(173)	(640)	(406)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,429	6,088	1,808
Realized capital gain (loss) on investments	14,368	(5,742)	26
Change in unrealized appreciation (depreciation)	13,312	12,380	5,062

Net gain (loss) on investments	33,109	12,726	6,896

Net increase (decrease) in net assets from operations	32,936	12,086	6,490

Contract owner transactions:
Variable annuity deposits	29	—	—
Terminations, withdrawals and annuity payments	(8,694)	(198)	—
Transfers between subaccounts, net	(139,068)	(118,108)	—
Maintenance charges and mortality adjustments	(130)	(145)	—

Increase (decrease) in net assets from contract transactions	(147,863)	(118,451)	—

Total increase (decrease) in net assets	(114,927)	(106,365)	6,490

Net assets as of December 31, 2020	$301,621	$75,771	$50,849

Investment income (loss):
Dividend distributions	432	—	192
Investment Expenses:
Mortality and expense risk and administrative charges	(2,059)	(470)	(828)

Net investment income (loss)	(1,627)	(470)	(636)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,376	14,168	3,319
Realized capital gain (loss) on investments	3,661	461	187
Change in unrealized appreciation (depreciation)	18,686	(14,110)	8,682

Net gain (loss) on investments	30,723	519	12,188

Net increase (decrease) in net assets from operations	29,096	49	11,552

Contract owner transactions:
Variable annuity deposits	24	16	—
Terminations, withdrawals and annuity payments	(10,152)	(1,480)	—
Transfers between subaccounts, net	18,511	8,124	—
Maintenance charges and mortality adjustments	(187)	(196)	(8)

Increase (decrease) in net assets from contract transactions	8,196	6,464	(8)

Total increase (decrease) in net assets	37,292	6,513	11,544

Net assets as of December 31, 2021	$338,913	$82,284	$62,393

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2019	$35,105	$121,869	$105,411

Investment income (loss):
Dividend distributions	718	2,785	1,304
Investment Expenses:
Mortality and expense risk and administrative charges	(500)	(683)	(355)

Net investment income (loss)	218	2,102	949

Increase (decrease) in net assets from operations:
Capital gain distributions	935	3,295	1,649
Realized capital gain (loss) on investments	21	245	(27)
Change in unrealized appreciation (depreciation)	1,610	1,827	11,810

Net gain (loss) on investments	2,566	5,367	13,432

Net increase (decrease) in net assets from operations	2,784	7,469	14,381

Contract owner transactions:
Variable annuity deposits	—	432	20
Terminations, withdrawals and annuity payments	—	(728)	(1,604)
Transfers between subaccounts, net	—	8,465	—
Maintenance charges and mortality adjustments	—	(13)	(27)

Increase (decrease) in net assets from contract transactions	—	8,156	(1,611)

Total increase (decrease) in net assets	2,784	15,625	12,770

Net assets as of December 31, 2020	$37,889	$137,494	$118,181

Investment income (loss):
Dividend distributions	661	399	970
Investment Expenses:
Mortality and expense risk and administrative charges	(590)	(473)	(302)

Net investment income (loss)	71	(74)	668

Increase (decrease) in net assets from operations:
Capital gain distributions	2,005	900	—
Realized capital gain (loss) on investments	165	16,276	1,923
Change in unrealized appreciation (depreciation)	2,370	(9,612)	848

Net gain (loss) on investments	4,540	7,564	2,771

Net increase (decrease) in net assets from operations	4,611	7,490	3,439

Contract owner transactions:
Variable annuity deposits	—	412	—
Terminations, withdrawals and annuity payments	(514)	(117,291)	(2,219)
Transfers between subaccounts, net	—	(11)	(7,267)
Maintenance charges and mortality adjustments	(6)	(20)	(66)

Increase (decrease) in net assets from contract transactions	(520)	(116,910)	(9,552)

Total increase (decrease) in net assets	4,091	(109,420)	(6,113)

Net assets as of December 31, 2021	$41,980	$28,074	$112,068

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2019	$26,534	$1,265,314	$977,708

Investment income (loss):
Dividend distributions	466	25,396	19,098
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(17,432)	(15,140)

Net investment income (loss)	107	7,964	3,958

Increase (decrease) in net assets from operations:
Capital gain distributions	517	16,259	6,111
Realized capital gain (loss) on investments	(19)	(1,388)	348
Change in unrealized appreciation (depreciation)	1,604	72,908	42,979

Net gain (loss) on investments	2,102	87,779	49,438

Net increase (decrease) in net assets from operations	2,209	95,743	53,396

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,637)	(19,856)
Transfers between subaccounts, net	—	—	131,899
Maintenance charges and mortality adjustments	(67)	(928)	(855)

Increase (decrease) in net assets from contract transactions	(67)	(2,565)	111,188

Total increase (decrease) in net assets	2,142	93,178	164,584

Net assets as of December 31, 2020	$28,676	$1,358,492	$1,142,292

Investment income (loss):
Dividend distributions	353	19,516	16,205
Investment Expenses:
Mortality and expense risk and administrative charges	(463)	(20,379)	(16,629)

Net investment income (loss)	(110)	(863)	(424)

Increase (decrease) in net assets from operations:
Capital gain distributions	700	56,479	30,731
Realized capital gain (loss) on investments	100	1,677	758
Change in unrealized appreciation (depreciation)	4,075	68,104	(21,873)

Net gain (loss) on investments	4,875	126,260	9,616

Net increase (decrease) in net assets from operations	4,765	125,397	9,192

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,744)	(2,266)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(93)	(1,378)	(1,082)

Increase (decrease) in net assets from contract transactions	(93)	(3,122)	(3,348)

Total increase (decrease) in net assets	4,672	122,275	5,844

Net assets as of December 31, 2021	$33,348	$1,480,767	$1,148,136

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2019	$459,857	$62,971	$257,923

Investment income (loss):
Dividend distributions	9,101	1,328	1,531
Investment Expenses:
Mortality and expense risk and administrative charges	(6,359)	(906)	(3,189)

Net investment income (loss)	2,742	422	(1,658)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,020	746	10,517
Realized capital gain (loss) on investments	(337)	(5)	230
Change in unrealized appreciation (depreciation)	23,146	3,149	35,403

Net gain (loss) on investments	35,829	3,890	46,150

Net increase (decrease) in net assets from operations	38,571	4,312	44,492

Contract owner transactions:
Variable annuity deposits	—	—	2
Terminations, withdrawals and annuity payments	(1,736)	—	(8,987)
Transfers between subaccounts, net	—	—	(1,276)
Maintenance charges and mortality adjustments	(513)	(107)	(505)

Increase (decrease) in net assets from contract transactions	(2,249)	(107)	(10,766)

Total increase (decrease) in net assets	36,322	4,205	33,726

Net assets as of December 31, 2020	$496,179	$67,176	$291,649

Investment income (loss):
Dividend distributions	6,686	974	1,218
Investment Expenses:
Mortality and expense risk and administrative charges	(7,834)	(1,004)	(4,041)

Net investment income (loss)	(1,148)	(30)	(2,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,243	2,109	6,229
Realized capital gain (loss) on investments	1,249	179	4,075
Change in unrealized appreciation (depreciation)	46,209	1,043	55,351

Net gain (loss) on investments	66,701	3,331	65,655

Net increase (decrease) in net assets from operations	65,553	3,301	62,832

Contract owner transactions:
Variable annuity deposits	—	—	7
Terminations, withdrawals and annuity payments	(1,905)	(918)	(10,727)
Transfers between subaccounts, net	—	—	(1,588)
Maintenance charges and mortality adjustments	(730)	(130)	(653)

Increase (decrease) in net assets from contract transactions	(2,635)	(1,048)	(12,961)

Total increase (decrease) in net assets	62,918	2,253	49,871

Net assets as of December 31, 2021	$559,097	$69,429	$341,520

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2019	$54,531	$138,101	$270,697

Investment income (loss):
Dividend distributions	2,530	6,848	11,059
Investment Expenses:
Mortality and expense risk and administrative charges	(436)	(443)	(1,358)

Net investment income (loss)	2,094	6,405	9,701

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(17)	(10,845)	(3,535)
Change in unrealized appreciation (depreciation)	1,684	2,209	4,692

Net gain (loss) on investments	1,667	(8,636)	1,157

Net increase (decrease) in net assets from operations	3,761	(2,231)	10,858

Contract owner transactions:
Variable annuity deposits	36	2	1,361
Terminations, withdrawals and annuity payments	(427)	(17,361)	(27,208)
Transfers between subaccounts, net	—	—	1,219
Maintenance charges and mortality adjustments	(26)	(67)	(86)

Increase (decrease) in net assets from contract transactions	(417)	(17,426)	(24,714)

Total increase (decrease) in net assets	3,344	(19,657)	(13,856)

Net assets as of December 31, 2020	$57,875	$118,444	$256,841

Investment income (loss):
Dividend distributions	6,944	5,791	10,961
Investment Expenses:
Mortality and expense risk and administrative charges	(491)	(418)	(1,095)

Net investment income (loss)	6,453	5,373	9,866

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	108	(1,676)	(79)
Change in unrealized appreciation (depreciation)	2,189	34,392	(17,789)

Net gain (loss) on investments	2,297	32,716	(17,868)

Net increase (decrease) in net assets from operations	8,750	38,089	(8,002)

Contract owner transactions:
Variable annuity deposits	36	—	5
Terminations, withdrawals and annuity payments	(398)	(11,767)	(7,387)
Transfers between subaccounts, net	—	(3,775)	10,800
Maintenance charges and mortality adjustments	(77)	(137)	(196)

Increase (decrease) in net assets from contract transactions	(439)	(15,679)	3,222

Total increase (decrease) in net assets	8,311	22,410	(4,780)

Net assets as of December 31, 2021	$66,186	$140,854	$252,061

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2019	$32,295	$31,986	$79,358

Investment income (loss):
Dividend distributions	643	442	4,125
Investment Expenses:
Mortality and expense risk and administrative charges	(338)	(63)	(524)

Net investment income (loss)	305	379	3,601

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(859)	(1,357)	(797)
Change in unrealized appreciation (depreciation)	2,312	(1,020)	4,477

Net gain (loss) on investments	1,453	(2,377)	3,680

Net increase (decrease) in net assets from operations	1,758	(1,998)	7,281

Contract owner transactions:
Variable annuity deposits	—	8	—
Terminations, withdrawals and annuity payments	—	(18,823)	(2,860)
Transfers between subaccounts, net	(6,043)	(8,788)	1,290
Maintenance charges and mortality adjustments	(5)	(19)	(10)

Increase (decrease) in net assets from contract transactions	(6,048)	(27,622)	(1,580)

Total increase (decrease) in net assets	(4,290)	(29,620)	5,701

Net assets as of December 31, 2020	$28,005	$2,366	$85,059

Investment income (loss):
Dividend distributions	1,331	103	4,598
Investment Expenses:
Mortality and expense risk and administrative charges	(324)	(7)	(481)

Net investment income (loss)	1,007	96	4,117

Increase (decrease) in net assets from operations:
Capital gain distributions	419	—	135
Realized capital gain (loss) on investments	(13)	1	(293)
Change in unrealized appreciation (depreciation)	(2,920)	(22)	(10,945)

Net gain (loss) on investments	(2,514)	(21)	(11,103)

Net increase (decrease) in net assets from operations	(1,507)	75	(6,986)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(24)	(3,824)
Transfers between subaccounts, net	—	—	10,215
Maintenance charges and mortality adjustments	(16)	(12)	(28)

Increase (decrease) in net assets from contract transactions	(16)	(36)	6,363

Total increase (decrease) in net assets	(1,523)	39	(623)

Net assets as of December 31, 2021	$26,482	$2,405	$84,436

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative
Net assets as of December 31, 2019	$601,239	$377,581	$373,801

Investment income (loss):
Dividend distributions	6,600	3,992	5,493
Investment Expenses:
Mortality and expense risk and administrative charges	(7, 849)	(3,863)	(5,523)

Net investment income (loss)	(1,249)	129	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	909	(1,609)	1,829
Change in unrealized appreciation (depreciation)	7,687	7,592	33,876

Net gain (loss) on investments	8,596	5,983	35,705

Net increase (decrease) in net assets from operations	7,347	6,112	35,675

Contract owner transactions:
Variable annuity deposits	—	115	96
Terminations, withdrawals and annuity payments	(33,120)	(106,021)	(33,999)
Transfers between subaccounts, net	174,801	21,105	13,528
Maintenance charges and mortality adjustments	(4,040)	(298)	(1,400)

Increase (decrease) in net assets from contract transactions	137,641	(85,099)	(21,775)

Total increase (decrease) in net assets	144,988	(78,987)	13,900

Net assets as of December 31, 2020	$746,227	$298,594	$387,701

Investment income (loss):
Dividend distributions	3,148	1,322	19,068
Investment Expenses:
Mortality and expense risk and administrative charges	(8,484)	(3,614)	(5,440)

Net investment income (loss)	(5,336)	(2,292)	13,628

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	2,552	345	5,406
Change in unrealized appreciation (depreciation)	(10,527)	(4,771)	(3,686)

Net gain (loss) on investments	(7,975)	(4,426)	1,720

Net increase (decrease) in net assets from operations	(13,311)	(6,718)	15,348

Contract owner transactions:
Variable annuity deposits	—	126	12,819
Terminations, withdrawals and annuity payments	(114,422)	(614)	(54,716)
Transfers between subaccounts, net	(111,277)	11,694	8,405
Maintenance charges and mortality adjustments	(4,417)	(435)	(1,224)

Increase (decrease) in net assets from contract transactions	(230,116)	10,771	(34,716)

Total increase (decrease) in net assets	(243,427)	4,053	(19,368)

Net assets as of December 31, 2021	$502,800	$302,647	$368,333

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2019	$244,832	$769,426	$953,929

Investment income (loss):
Dividend distributions	2,363	6,308	19,653
Investment Expenses:
Mortality and expense risk and administrative charges	(1,081)	(3,902)	(12,872)

Net investment income (loss)	1,282	2,406	6,781

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	9,532
Realized capital gain (loss) on investments	7,547	1,090	9,835
Change in unrealized appreciation (depreciation)	8,788	5,111	34,866

Net gain (loss) on investments	16,335	6,201	54,233

Net increase (decrease) in net assets from operations	17,617	8,607	61,014

Contract owner transactions:
Variable annuity deposits	—	1	5
Terminations, withdrawals and annuity payments	(117,892)	(305,048)	(64,520)
Transfers between subaccounts, net	(24,860)	(12,206)	(46,645)
Maintenance charges and mortality adjustments	(114)	(1,118)	(4,788)

Increase (decrease) in net assets from contract transactions	(142,866)	(318,371)	(115,948)

Total increase (decrease) in net assets	(125,249)	(309,764)	(54,934)

Net assets as of December 31, 2020	$119,583	$459,662	$898,995

Investment income (loss):
Dividend distributions	7,157	4,636	17,294
Investment Expenses:
Mortality and expense risk and administrative charges	(941)	(3,334)	(13,272)

Net investment income (loss)	6,216	1,302	4,022

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	42,023
Realized capital gain (loss) on investments	1,075	1,048	(4,504)
Change in unrealized appreciation (depreciation)	(16)	(6,374)	(63,613)

Net gain (loss) on investments	1,059	(5,326)	(26,094)

Net increase (decrease) in net assets from operations	7,275	(4,024)	(22,072)

Contract owner transactions:
Variable annuity deposits	38,762	258,242	—
Terminations, withdrawals and annuity payments	(10,933)	(2,695)	(49,575)
Transfers between subaccounts, net	8,310	(258,226)	943,866
Maintenance charges and mortality adjustments	(229)	(1,354)	(4,987)

Increase (decrease) in net assets from contract transactions	35,910	(4,033)	889,304

Total increase (decrease) in net assets	43,185	(8,057)	867,232

Net assets as of December 31, 2021	$162,768	$451,605	$1,766,227

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2019	$649,443	$394,588	$12,110

Investment income (loss):
Dividend distributions	11,905	11,142	257
Investment Expenses:
Mortality and expense risk and administrative charges	(6,859)	(3,508)	(157)

Net investment income (loss)	5,046	7,634	100

Increase (decrease) in net assets from operations:
Capital gain distributions	6,392	—	412
Realized capital gain (loss) on investments	9,838	442	(101)
Change in unrealized appreciation (depreciation)	20,983	21,138	(618)

Net gain (loss) on investments	37,213	21,580	(307)

Net increase (decrease) in net assets from operations	42,259	29,214	(207)

Contract owner transactions:
Variable annuity deposits	911	—	—
Terminations, withdrawals and annuity payments	(19,893)	(5,777)	—
Transfers between subaccounts, net	(160,055)	—	—
Maintenance charges and mortality adjustments	(235)	(714)	—

Increase (decrease) in net assets from contract transactions	(179,272)	(6,491)	—

Total increase (decrease) in net assets	(137,013)	22,723	(207)

Net assets as of December 31, 2020	$512,430	$417,311	$11,903

Investment income (loss):
Dividend distributions	9,013	7,976	165
Investment Expenses:
Mortality and expense risk and administrative charges	(5,839)	(3,314)	(195)

Net investment income (loss)	3,174	4,662	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,866	10,497	—
Realized capital gain (loss) on investments	169	790	(112)
Change in unrealized appreciation (depreciation)	(38,101)	(18,331)	2,932

Net gain (loss) on investments	(16,066)	(7,044)	2,820

Net increase (decrease) in net assets from operations	(12,892)	(2,382)	2,790

Contract owner transactions:
Variable annuity deposits	43,772	—	—
Terminations, withdrawals and annuity payments	(1,198)	(5,811)	(177)
Transfers between subaccounts, net	12,617	(13,073)	—
Maintenance charges and mortality adjustments	(446)	(820)	(2)

Increase (decrease) in net assets from contract transactions	54,745	(19,704)	(179)

Total increase (decrease) in net assets	41,853	(22,086)	2,611

Net assets as of December 31, 2021	$554,283	$395,225	$14,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Probabilities Fund
Net assets as of December 31, 2019	$11,571	$138,970	$250,513

Investment income (loss):
Dividend distributions	1,099	4,505	—
Investment Expenses:
Mortality and expense risk and administrative charges	(874)	(2,004)	(1,012)

Net investment income (loss)	225	2,501	(1,012)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,115	433	6,999
Realized capital gain (loss) on investments	(1,699)	1,087	(7,693)
Change in unrealized appreciation (depreciation)	(25,997)	4,053	(25,817)

Net gain (loss) on investments	(9,581)	5,573	(26,511)

Net increase (decrease) in net assets from operations	(9,356)	8,074	(27,523)

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(2,350)	(102)	(527)
Transfers between subaccounts, net	73,807	—	(32,175)
Maintenance charges and mortality adjustments	(194)	—	(565)

Increase (decrease) in net assets from contract transactions	71,263	(102)	(33,249)

Total increase (decrease) in net assets	61,907	7,972	(60,772)

Net assets as of December 31, 2020	$73,478	$146,942	$189,741

Investment income (loss):
Dividend distributions	127	4,459	—
Investment Expenses:
Mortality and expense risk and administrative charges	(267)	(2,129)	(624)

Net investment income (loss)	(140)	2,330	(624)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,390	—
Realized capital gain (loss) on investments	(24,242)	59	(149)
Change in unrealized appreciation (depreciation)	30,330	(3,389)	3,894

Net gain (loss) on investments	6,088	(1,940)	3,745

Net increase (decrease) in net assets from operations	5,948	390	3,121

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(1,401)	(170)	—
Transfers between subaccounts, net	(63,355)	—	—
Maintenance charges and mortality adjustments	(19)	(23)	(778)

Increase (decrease) in net assets from contract transactions	(64,775)	(193)	(760)

Total increase (decrease) in net assets	(58,827)	197	2,361

Net assets as of December 31, 2021	$14,651	$147,139	$192,102

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Growth Opportunities	Putnam VT Income	Putnam VT Large Cap Value_(b)
Net assets as of December 31, 2019	$208,188	$175,146	$477,535

Investment income (loss):
Dividend distributions	92	13,980	7,501
Investment Expenses:
Mortality and expense risk and administrative charges	(3,502)	(1,891)	(3,969)

Net investment income (loss)	(3,410)	12,089	3,532

Increase (decrease) in net assets from operations:
Capital gain distributions	12,992	2,594	30,200
Realized capital gain (loss) on investments	1,467	(3,998)	6,598
Change in unrealized appreciation (depreciation)	69,884	(1,330)	(24,122)

Net gain (loss) on investments	84,343	(2,734)	12,676

Net increase (decrease) in net assets from operations	80,933	9,355	16,208

Contract owner transactions:
Variable annuity deposits	—	—	660
Terminations, withdrawals and annuity payments	(234)	(4,340)	(2,809)
Transfers between subaccounts, net	50,799	45,084	(41,146)
Maintenance charges and mortality adjustments	(870)	(170)	(187)

Increase (decrease) in net assets from contract transactions	49,695	40,574	(43,482)

Total increase (decrease) in net assets	130,628	49,929	(27,274)

Net assets as of December 31, 2020	$338,816	$225,075	$450,261

Investment income (loss):
Dividend distributions	—	2,423	6,207
Investment Expenses:
Mortality and expense risk and administrative charges	(4,647)	(489)	(4,592)

Net investment income (loss)	(4,647)	1,934	1,615

Increase (decrease) in net assets from operations:
Capital gain distributions	33,954	8,125	19,323
Realized capital gain (loss) on investments	2,601	(2,960)	1,926
Change in unrealized appreciation (depreciation)	37,738	(15,815)	94,806

Net gain (loss) on investments	74,293	(10,650)	116,055

Net increase (decrease) in net assets from operations	69,646	(8,716)	117,670

Contract owner transactions:
Variable annuity deposits	—	—	30
Terminations, withdrawals and annuity payments	(9,672)	(3,714)	(4,830)
Transfers between subaccounts, net	—	(54,814)	10,230
Maintenance charges and mortality adjustments	(1,208)	(74)	(437)

Increase (decrease) in net assets from contract transactions	(10,880)	(58,602)	4,993

Total increase (decrease) in net assets	58,766	(67,318)	122,663

Net assets as of December 31, 2021	$397,582	$157,757	$572,924

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Multi- Asset Absolute Return	Putnam VT Small Cap Growth	Rydex VIF Banking
Net assets as of December 31, 2019	$52,852	$11,559	$107,475

Investment income (loss):
Dividend distributions	—	—	865
Investment Expenses:
Mortality and expense risk and administrative charges	(185)	(305)	(882)

Net investment income (loss)	(185)	(305)	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	467	—
Realized capital gain (loss) on investments	(112)	1,038	(8,674)
Change in unrealized appreciation (depreciation)	(3,778)	9,171	(8,153)

Net gain (loss) on investments	(3,890)	10,676	(16,827)

Net increase (decrease) in net assets from operations	(4,075)	10,371	(16,844)

Contract owner transactions:
Variable annuity deposits	—	9,516	27
Terminations, withdrawals and annuity payments	(724)	—	(754)
Transfers between subaccounts, net	—	(745)	(18,550)
Maintenance charges and mortality adjustments	(41)	(55)	(150)

Increase (decrease) in net assets from contract transactions	(765)	8,716	(19,427)

Total increase (decrease) in net assets	(4,840)	19,087	(36,271)

Net assets as of December 31, 2020	$48,012	$30,646	$71,204

Investment income (loss):
Dividend distributions	—	—	598
Investment Expenses:
Mortality and expense risk and administrative charges	(119)	(478)	(1,229)

Net investment income (loss)	(119)	(478)	(631)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,468	—
Realized capital gain (loss) on investments	(101)	151	1,445
Change in unrealized appreciation (depreciation)	452	1,605	21,225

Net gain (loss) on investments	351	4,224	22,670

Net increase (decrease) in net assets from operations	232	3,746	22,039

Contract owner transactions:
Variable annuity deposits	—	—	12
Terminations, withdrawals and annuity payments	(523)	—	(4,355)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(95)	(69)	(242)

Increase (decrease) in net assets from contract transactions	(618)	(69)	(4,585)

Total increase (decrease) in net assets	(386)	3,677	17,454

Net assets as of December 31, 2021	$47,626	$34,323	$88,658

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy
Net assets as of December 31, 2019	$130,075	$495,170	$24,484

Investment income (loss):
Dividend distributions	1,490	—	114
Investment Expenses:
Mortality and expense risk and administrative charges	(1,472)	(4,053)	(230)

Net investment income (loss)	18	(4,053)	(116)

Increase (decrease) in net assets from operations:
Capital gain distributions	955	28,854	—
Realized capital gain (loss) on investments	6,793	50,823	(140)
Change in unrealized appreciation (depreciation)	30,107	(20,232)	(5,124)

Net gain (loss) on investments	37,855	59,445	(5,264)

Net increase (decrease) in net assets from operations	37,873	55,392	(5,380)

Contract owner transactions:
Variable annuity deposits	10	3	—
Terminations, withdrawals and annuity payments	(14,888)	(101,261)	(5)
Transfers between subaccounts, net	4,823	(189,622)	(2,134)
Maintenance charges and mortality adjustments	(332)	(860)	—

Increase (decrease) in net assets from contract transactions	(10,387)	(291,740)	(2,139)

Total increase (decrease) in net assets	27,486	(236,348)	(7,519)

Net assets as of December 31, 2020	$157,561	$258,822	$16,965

Investment income (loss):
Dividend distributions	987	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,032)	(4,872)	(938)

Net investment income (loss)	(1,045)	(4,872)	(938)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,376	33,019	—
Realized capital gain (loss) on investments	18,854	8,327	589
Change in unrealized appreciation (depreciation)	9,055	(45,303)	18,316

Net gain (loss) on investments	32,285	(3,957)	18,905

Net increase (decrease) in net assets from operations	31,240	(8,829)	17,967

Contract owner transactions:
Variable annuity deposits	—	142	—
Terminations, withdrawals and annuity payments	(20,249)	(34,987)	(1,865)
Transfers between subaccounts, net	(722)	121,148	65,029
Maintenance charges and mortality adjustments	(492)	(1,148)	(469)

Increase (decrease) in net assets from contract transactions	(21,463)	85,155	62,695

Total increase (decrease) in net assets	9,777	76,326	80,662

Net assets as of December 31, 2021	$167,338	$335,148	$97,627

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy_(d)	Rydex VIF Electronics
Net assets as of December 31, 2019	$125,179	$191,828	$304,240

Investment income (loss):
Dividend distributions	661	866	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,176)	(1,306)	(2,298)

Net investment income (loss)	(515)	(440)	(2,298)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,033	12,589	2,875
Realized capital gain (loss) on investments	1,111	(3,696)	22,415
Change in unrealized appreciation (depreciation)	(308)	(23,895)	53,094

Net gain (loss) on investments	1,836	(15,002)	78,384

Net increase (decrease) in net assets from operations	1,321	(15,442)	76,086

Contract owner transactions:
Variable annuity deposits	46	—	—
Terminations, withdrawals and annuity payments	(25,714)	(640)	(73,666)
Transfers between subaccounts, net	(19,080)	(78,193)	(90,967)
Maintenance charges and mortality adjustments	(103)	(163)	(934)

Increase (decrease) in net assets from contract transactions	(44,851)	(78,996)	(165,567)

Total increase (decrease) in net assets	(43,530)	(94,438)	(89,481)

Net assets as of December 31, 2020	$81,649	$97,390	$214,759

Investment income (loss):
Dividend distributions	546	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(908)	(1,652)	(2,874)

Net investment income (loss)	(362)	(1,652)	(2,874)

Increase (decrease) in net assets from operations:
Capital gain distributions	50	—	13,966
Realized capital gain (loss) on investments	3,045	412	11,392
Change in unrealized appreciation (depreciation)	3,419	38,674	54,513

Net gain (loss) on investments	6,514	39,086	79,871

Net increase (decrease) in net assets from operations	6,152	37,434	76,997

Contract owner transactions:
Variable annuity deposits	24	—	—
Terminations, withdrawals and annuity payments	(21,951)	(462)	(14,651)
Transfers between subaccounts, net	3	—	5,153
Maintenance charges and mortality adjustments	(77)	(239)	(1,277)

Increase (decrease) in net assets from contract transactions	(22,001)	(701)	(10,775)

Total increase (decrease) in net assets	(15,849)	36,733	66,222

Net assets as of December 31, 2021	$65,800	$134,123	$280,981

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy_(d)
Net assets as of December 31, 2019	$64,577	$27,044	$1,049

Investment income (loss):
Dividend distributions	527	118	—
Investment Expenses:
Mortality and expense risk and administrative charges	(544)	(191)	(2)

Net investment income (loss)	(17)	(73)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,375)	(627)	(183)
Change in unrealized appreciation (depreciation)	(13,683)	(9,635)	(50)

Net gain (loss) on investments	(21,058)	(10,262)	(233)

Net increase (decrease) in net assets from operations	(21,075)	(10,335)	(235)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(129)	(97)	(789)
Transfers between subaccounts, net	987	—	(1)
Maintenance charges and mortality adjustments	(161)	(45)	(1)

Increase (decrease) in net assets from contract transactions	697	(142)	(791)

Total increase (decrease) in net assets	(20,378)	(10,477)	(1,026)

Net assets as of December 31, 2020	$44,199	$16,567	$23

Investment income (loss):
Dividend distributions	412	25	—
Investment Expenses:
Mortality and expense risk and administrative charges	(828)	(255)	—

Net investment income (loss)	(416)	(230)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,476)	(1,612)	—
Change in unrealized appreciation (depreciation)	25,652	4,495	4

Net gain (loss) on investments	22,176	2,883	4

Net increase (decrease) in net assets from operations	21,760	2,653	4

Contract owner transactions:
Variable annuity deposits	8,688	—	—
Terminations, withdrawals and annuity payments	(10,345)	(1,074)	—
Transfers between subaccounts, net	(96)	26	—
Maintenance charges and mortality adjustments	(230)	(61)	—

Increase (decrease) in net assets from contract transactions	(1,983)	(1,109)	—

Total increase (decrease) in net assets	19,777	1,544	4

Net assets as of December 31, 2021	$63,976	$18,111	$27

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy_(d)	Rydex VIF Health Care
Net assets as of December 31, 2019	$111,422	$45,881	$500,166

Investment income (loss):
Dividend distributions	584	87	—
Investment Expenses:
Mortality and expense risk and administrative charges	(450)	(792)	(4,310)

Net investment income (loss)	134	(705)	(4,310)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,200	—	8,068
Realized capital gain (loss) on investments	(2,707)	12,524	35,996
Change in unrealized appreciation (depreciation)	(10,437)	1,380	(9,527)

Net gain (loss) on investments	(10,944)	13,904	34,537

Net increase (decrease) in net assets from operations	(10,810)	13,199	30,227

Contract owner transactions:
Variable annuity deposits	—	—	7
Terminations, withdrawals and annuity payments	(9,727)	(36,869)	(104,336)
Transfers between subaccounts, net	(62,801)	467	(141,259)
Maintenance charges and mortality adjustments	(153)	(71)	(1,049)

Increase (decrease) in net assets from contract transactions	(72,681)	(36,473)	(246,637)

Total increase (decrease) in net assets	(83,491)	(23,274)	(216,410)

Net assets as of December 31, 2020	$27,931	$22,607	$283,756

Investment income (loss):
Dividend distributions	103	75	—
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(264)	(2,927)

Net investment income (loss)	(279)	(189)	(2,927)

Increase (decrease) in net assets from operations:
Capital gain distributions	614	—	12,302
Realized capital gain (loss) on investments	838	564	42,441
Change in unrealized appreciation (depreciation)	7,289	(1,872)	(19,613)

Net gain (loss) on investments	8,741	(1,308)	35,130

Net increase (decrease) in net assets from operations	8,462	(1,497)	32,203

Contract owner transactions:
Variable annuity deposits	—	12,659	8,735
Terminations, withdrawals and annuity payments	(5,408)	(20,627)	(137,656)
Transfers between subaccounts, net	—	(3)	(21)
Maintenance charges and mortality adjustments	(189)	(23)	(752)

Increase (decrease) in net assets from contract transactions	(5,597)	(7,994)	(129,694)

Total increase (decrease) in net assets	2,865	(9,491)	(97,491)

Net assets as of December 31, 2021	$30,796	$13,116	$186,265

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Government Long Bond Strategy_(d)	Rydex VIF Inverse Russell 2000® Strategy_(d)
Net assets as of December 31, 2019	$324,562	$25,669	$976

Investment income (loss):
Dividend distributions	—	7	7
Investment Expenses:
Mortality and expense risk and administrative charges	(3,109)	(35)	(12)

Net investment income (loss)	(3,109)	(28)	(5)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,141	—	—
Realized capital gain (loss) on investments	21,712	(7,418)	(8)
Change in unrealized appreciation (depreciation)	38,721	3,077	(284)

Net gain (loss) on investments	63,574	(4,341)	(292)

Net increase (decrease) in net assets from operations	60,465	(4,369)	(297)

Contract owner transactions:
Variable annuity deposits	9,758	61	—
Terminations, withdrawals and annuity payments	(23,133)	(18,872)	—
Transfers between subaccounts, net	(119,246)	3,135	(5)
Maintenance charges and mortality adjustments	(1,019)	(21)	(32)

Increase (decrease) in net assets from contract transactions	(133,640)	(15,697)	(37)

Total increase (decrease) in net assets	(73,175)	(20,066)	(334)

Net assets as of December 31, 2020	$251,387	$5,603	$642

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,077)	(38)	(7)

Net investment income (loss)	(3,077)	(38)	(7)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,829	—	—
Realized capital gain (loss) on investments	9,061	586	(43)
Change in unrealized appreciation (depreciation)	(44,889)	70	(76)

Net gain (loss) on investments	(8,999)	656	(119)

Net increase (decrease) in net assets from operations	(12,076)	618	(126)

Contract owner transactions:
Variable annuity deposits	17	—	—
Terminations, withdrawals and annuity payments	(13,729)	(53)	—
Transfers between subaccounts, net	(13,040)	(3,604)	9
Maintenance charges and mortality adjustments	(1,057)	(17)	(31)

Increase (decrease) in net assets from contract transactions	(27,809)	(3,674)	(22)

Total increase (decrease) in net assets	(39,885)	(3,056)	(148)

Net assets as of December 31, 2021	$211,502	$2,547	$494

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy_(d)	Rydex VIF Japan 2x Strategy_(d)	Rydex VIF Leisure
Net assets as of December 31, 2019	$6,072	$59,992	$78,094

Investment income (loss):
Dividend distributions	38	587	—
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(801)	(698)

Net investment income (loss)	(1)	(214)	(698)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,484
Realized capital gain (loss) on investments	(226)	(57)	4,773
Change in unrealized appreciation (depreciation)	(1,530)	23,216	(1,677)

Net gain (loss) on investments	(1,756)	23,159	4,580

Net increase (decrease) in net assets from operations	(1,757)	22,945	3,882

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(38)	(122)	(39,066)
Transfers between subaccounts, net	260	—	(85)
Maintenance charges and mortality adjustments	(4)	(93)	(80)

Increase (decrease) in net assets from contract transactions	218	(215)	(39,231)

Total increase (decrease) in net assets	(1,539)	22,730	(35,349)

Net assets as of December 31, 2020	$4,533	$82,722	$42,745

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10)	(1,142)	(845)

Net investment income (loss)	(10)	(1,142)	(845)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	886
Realized capital gain (loss) on investments	(35)	388	197
Change in unrealized appreciation (depreciation)	(1,071)	(11,899)	(1,770)

Net gain (loss) on investments	(1,106)	(11,511)	(687)

Net increase (decrease) in net assets from operations	(1,116)	(12,653)	(1,532)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(163)	—
Transfers between subaccounts, net	—	13	16,524
Maintenance charges and mortality adjustments	(8)	(135)	(90)

Increase (decrease) in net assets from contract transactions	(8)	(285)	16,434

Total increase (decrease) in net assets	(1,124)	(12,938)	14,902

Net assets as of December 31, 2021	$3,409	$69,784	$57,647

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy_(d)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2019	$59,824	$2,744,584	$481,765

Investment income (loss):
Dividend distributions	447	1,783	862
Investment Expenses:
Mortality and expense risk and administrative charges	(638)	(46,037)	(3,688)

Net investment income (loss)	(191)	(44,254)	(2,826)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,667	260	34,396
Realized capital gain (loss) on investments	(1,095)	—	48,200
Change in unrealized appreciation (depreciation)	4,766	2	28,319

Net gain (loss) on investments	5,338	262	110,915

Net increase (decrease) in net assets from operations	5,147	(43,992)	108,089

Contract owner transactions:
Variable annuity deposits	12	827,272	5,710
Terminations, withdrawals and annuity payments	(674)	(711,444)	(88,201)
Transfers between subaccounts, net	4	1,356,767	(162,828)
Maintenance charges and mortality adjustments	(59)	(11,694)	(988)

Increase (decrease) in net assets from contract transactions	(717)	1,460,901	(246,307)

Total increase (decrease) in net assets	4,430	1,416,909	(138,218)

Net assets as of December 31, 2020	$64,254	$4,161,493	$343,547

Investment income (loss):
Dividend distributions	—	20	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,011)	(31,332)	(4,411)

Net investment income (loss)	(1,011)	(31,312)	(4,411)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,863	4	34,747
Realized capital gain (loss) on investments	(222)	—	36,146
Change in unrealized appreciation (depreciation)	12,811	(1)	22,853

Net gain (loss) on investments	22,452	3	93,746

Net increase (decrease) in net assets from operations	21,441	(31,309)	89,335

Contract owner transactions:
Variable annuity deposits	—	93,365	2
Terminations, withdrawals and annuity payments	(877)	(499,609)	(49,909)
Transfers between subaccounts, net	31	(1,398,752)	83,303
Maintenance charges and mortality adjustments	(114)	(7,209)	(1,367)

Increase (decrease) in net assets from contract transactions	(960)	(1,812,205)	32,029

Total increase (decrease) in net assets	20,481	(1,843,514)	121,364

Net assets as of December 31, 2021	$84,735	$2,317,979	$464,911

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy_(d)	Rydex VIF Nova_(d)	Rydex VIF Precious Metals
Net assets as of December 31, 2019	$24,011	$93,116	$231,298

Investment income (loss):
Dividend distributions	67	273	7,611
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(593)	(2,258)

Net investment income (loss)	(234)	(320)	5,353

Increase (decrease) in net assets from operations:
Capital gain distributions	4,848	3,206	—
Realized capital gain (loss) on investments	12,443	(7,447)	37,720
Change in unrealized appreciation (depreciation)	(3,711)	(4,887)	(8,141)

Net gain (loss) on investments	13,580	(9,128)	29,579

Net increase (decrease) in net assets from operations	13,346	(9,448)	34,932

Contract owner transactions:
Variable annuity deposits	—	—	10,396
Terminations, withdrawals and annuity payments	(1,712)	(8,079)	(1,023)
Transfers between subaccounts, net	(27,913)	(38,863)	(105,303)
Maintenance charges and mortality adjustments	(64)	(205)	(457)

Increase (decrease) in net assets from contract transactions	(29,689)	(47,147)	(96,387)

Total increase (decrease) in net assets	(16,343)	(56,595)	(61,455)

Net assets as of December 31, 2020	$7,668	$36,521	$169,843

Investment income (loss):
Dividend distributions	—	149	5,860
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(586)	(2,236)

Net investment income (loss)	(121)	(437)	3,624

Increase (decrease) in net assets from operations:
Capital gain distributions	1,103	1,787	—
Realized capital gain (loss) on investments	2,538	1,211	1,985
Change in unrealized appreciation (depreciation)	449	11,706	(23,226)

Net gain (loss) on investments	4,090	14,704	(21,241)

Net increase (decrease) in net assets from operations	3,969	14,267	(17,617)

Contract owner transactions:
Variable annuity deposits	—	6	534
Terminations, withdrawals and annuity payments	(458)	(2,920)	(4,034)
Transfers between subaccounts, net	(145)	—	5,069
Maintenance charges and mortality adjustments	(53)	(193)	(476)

Increase (decrease) in net assets from contract transactions	(656)	(3,107)	1,093

Total increase (decrease) in net assets	3,313	11,160	(16,524)

Net assets as of December 31, 2021	$10,981	$47,681	$153,319

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy_(d)
Net assets as of December 31, 2019	$230,703	$89,188	$564

Investment income (loss):
Dividend distributions	5,094	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,618)	(452)	(8)

Net investment income (loss)	3,476	(452)	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,720	—	16
Realized capital gain (loss) on investments	2,638	9,850	76
Change in unrealized appreciation (depreciation)	(22,696)	1,824	32

Net gain (loss) on investments	(15,338)	11,674	124

Net increase (decrease) in net assets from operations	(11,862)	11,222	116

Contract owner transactions:
Variable annuity deposits	—	5,647	—
Terminations, withdrawals and annuity payments	(12,784)	(40,164)	(56)
Transfers between subaccounts, net	(110,890)	(26,936)	4,756
Maintenance charges and mortality adjustments	(560)	(120)	(12)

Increase (decrease) in net assets from contract transactions	(124,234)	(61,573)	4,688

Total increase (decrease) in net assets	(136,096)	(50,351)	4,804

Net assets as of December 31, 2020	$94,607	$38,837	$5,368

Investment income (loss):
Dividend distributions	624	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,342)	(645)	(12)

Net investment income (loss)	(718)	(645)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,875	116
Realized capital gain (loss) on investments	6,715	2,275	321
Change in unrealized appreciation (depreciation)	22,191	(2,646)	(148)

Net gain (loss) on investments	28,906	4,504	289

Net increase (decrease) in net assets from operations	28,188	3,859	277

Contract owner transactions:
Variable annuity deposits	6,025	17,331	—
Terminations, withdrawals and annuity payments	(32,917)	(4,681)	(88)
Transfers between subaccounts, net	7,412	16,525	(4,955)
Maintenance charges and mortality adjustments	(415)	(176)	(6)

Increase (decrease) in net assets from contract transactions	(19,895)	28,999	(5,049)

Total increase (decrease) in net assets	8,293	32,858	(4,772)

Net assets as of December 31, 2021	$102,900	$71,695	$596

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy_(d)	Rydex VIF S&P 500 2x Strategy_(d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2019	$257	$177,898	$570,178

Investment income (loss):
Dividend distributions	1	755	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1)	(1,911)	(4,169)

Net investment income (loss)	—	(1,156)	(4,169)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,131	79,808
Realized capital gain (loss) on investments	1	9,144	20,010
Change in unrealized appreciation (depreciation)	41	(8,543)	(22,267)

Net gain (loss) on investments	42	18,732	77,551

Net increase (decrease) in net assets from operations	42	17,576	73,382

Contract owner transactions:
Variable annuity deposits	—	—	720
Terminations, withdrawals and annuity payments	—	(673)	(144,980)
Transfers between subaccounts, net	(2)	(39,543)	(170,435)
Maintenance charges and mortality adjustments	(1)	(274)	(1,502)

Increase (decrease) in net assets from contract transactions	(3)	(40,490)	(316,197)

Total increase (decrease) in net assets	39	(22,914)	(242,815)

Net assets as of December 31, 2020	$296	$154,984	$327,363

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(2,858)	(3,667)

Net investment income (loss)	(5)	(2,858)	(3,667)

Increase (decrease) in net assets from operations:
Capital gain distributions	138	—	1,477
Realized capital gain (loss) on investments	1	2,856	58,921
Change in unrealized appreciation (depreciation)	(64)	86,934	21,456

Net gain (loss) on investments	75	89,790	81,854

Net increase (decrease) in net assets from operations	70	86,932	78,187

Contract owner transactions:
Variable annuity deposits	—	—	7,021
Terminations, withdrawals and annuity payments	—	—	(138,382)
Transfers between subaccounts, net	—	1,169	(7,793)
Maintenance charges and mortality adjustments	(1)	(456)	(1,133)

Increase (decrease) in net assets from contract transactions	(1)	713	(140,287)

Total increase (decrease) in net assets	69	87,645	(62,100)

Net assets as of December 31, 2021	$365	$242,629	$265,263

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2019	$867,476	$151,320	$167,847

Investment income (loss):
Dividend distributions	11,512	—	487
Investment Expenses:
Mortality and expense risk and administrative charges	(6,190)	(1,543)	(1,311)

Net investment income (loss)	5,322	(1,543)	(824)

Increase (decrease) in net assets from operations:
Capital gain distributions	44,240	5,425	4,473
Realized capital gain (loss) on investments	(60,743)	(11,021)	(11,146)
Change in unrealized appreciation (depreciation)	16,100	40,796	10,169

Net gain (loss) on investments	(403)	35,200	3,496

Net increase (decrease) in net assets from operations	4,919	33,657	2,672

Contract owner transactions:
Variable annuity deposits	22,295	120	204
Terminations, withdrawals and annuity payments	(69,068)	(1,551)	(3,109)
Transfers between subaccounts, net	(163,518)	(16,494)	(19,982)
Maintenance charges and mortality adjustments	(2,729)	(214)	(372)

Increase (decrease) in net assets from contract transactions	(213,020)	(18,139)	(23,259)

Total increase (decrease) in net assets	(208,101)	15,518	(20,587)

Net assets as of December 31, 2020	$659,375	$166,838	$147,260

Investment income (loss):
Dividend distributions	4,273	—	141
Investment Expenses:
Mortality and expense risk and administrative charges	(6,967)	(2,039)	(1,937)

Net investment income (loss)	(2,694)	(2,039)	(1,796)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,360	14,301	6,494
Realized capital gain (loss) on investments	42,767	4,277	4,813
Change in unrealized appreciation (depreciation)	147,877	1,840	34,190

Net gain (loss) on investments	193,004	20,418	45,497

Net increase (decrease) in net assets from operations	190,310	18,379	43,701

Contract owner transactions:
Variable annuity deposits	7	116	6,338
Terminations, withdrawals and annuity payments	(43,318)	(1,856)	(15,580)
Transfers between subaccounts, net	(96,937)	151	5,758
Maintenance charges and mortality adjustments	(3,117)	(308)	(607)

Increase (decrease) in net assets from contract transactions	(143,365)	(1,897)	(4,091)

Total increase (decrease) in net assets	46,945	16,482	39,610

Net assets as of December 31, 2021	$706,320	$183,320	$186,870

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy_(d)
Net assets as of December 31, 2019	$308,758	$316,784	$3,345

Investment income (loss):
Dividend distributions	—	—	23
Investment Expenses:
Mortality and expense risk and administrative charges	(524)	(2,785)	(75)

Net investment income (loss)	(524)	(2,785)	(52)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,887	—	—
Realized capital gain (loss) on investments	22,838	(1,461)	(30)
Change in unrealized appreciation (depreciation)	(10,844)	(16,810)	(508)

Net gain (loss) on investments	13,881	(18,271)	(538)

Net increase (decrease) in net assets from operations	13,357	(21,056)	(590)

Contract owner transactions:
Variable annuity deposits	360	840	—
Terminations, withdrawals and annuity payments	(14,604)	(16,135)	(413)
Transfers between subaccounts, net	(252,585)	(5,094)	200
Maintenance charges and mortality adjustments	(99)	(1,231)	(3)

Increase (decrease) in net assets from contract transactions	(266,928)	(21,620)	(216)

Total increase (decrease) in net assets	(253,571)	(42,676)	(806)

Net assets as of December 31, 2020	$55,187	$274,108	$2,539

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(783)	(4,456)	(33)

Net investment income (loss)	(783)	(4,456)	(33)

Increase (decrease) in net assets from operations:
Capital gain distributions	278	—	—
Realized capital gain (loss) on investments	11,045	104,740	(54)
Change in unrealized appreciation (depreciation)	(1,007)	(4,570)	319

Net gain (loss) on investments	10,316	100,170	265

Net increase (decrease) in net assets from operations	9,533	95,714	232

Contract owner transactions:
Variable annuity deposits	330	7,069	—
Terminations, withdrawals and annuity payments	(24,760)	(62,645)	(401)
Transfers between subaccounts, net	233	(258,294)	—
Maintenance charges and mortality adjustments	(139)	(1,862)	—

Increase (decrease) in net assets from contract transactions	(24,336)	(315,732)	(401)

Total increase (decrease) in net assets	(14,803)	(220,018)	(169)

Net assets as of December 31, 2021	$40,384	$54,090	$2,370

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2019	$355,326	$30,192	$1,279

Investment income (loss):
Dividend distributions	—	282	2
Investment Expenses:
Mortality and expense risk and administrative charges	(3,447)	(87)	(69)

Net investment income (loss)	(3,447)	195	(67)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,223	—	36
Realized capital gain (loss) on investments	16,812	1,114	15
Change in unrealized appreciation (depreciation)	43,132	(2,204)	4,171

Net gain (loss) on investments	66,167	(1,090)	4,222

Net increase (decrease) in net assets from operations	62,720	(895)	4,155

Contract owner transactions:
Variable annuity deposits	10,592	—	—
Terminations, withdrawals and annuity payments	(47,622)	—	(247)
Transfers between subaccounts, net	(86,696)	(29,292)	13,545
Maintenance charges and mortality adjustments	(1,483)	(5)	(23)

Increase (decrease) in net assets from contract transactions	(125,209)	(29,297)	13,275

Total increase (decrease) in net assets	(62,489)	(30,192)	17,430

Net assets as of December 31, 2020	$292,837	$—	$18,709

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,005)	—	(448)

Net investment income (loss)	(4,005)	—	(448)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,892	—	2,397
Realized capital gain (loss) on investments	23,356	—	158
Change in unrealized appreciation (depreciation)	5,824	—	2,954

Net gain (loss) on investments	48,072	—	5,509

Net increase (decrease) in net assets from operations	44,067	—	5,061

Contract owner transactions:
Variable annuity deposits	—	—	17,333
Terminations, withdrawals and annuity payments	(56,707)	—	(249)
Transfers between subaccounts, net	966,391	—	—
Maintenance charges and mortality adjustments	(1,880)	—	(66)

Increase (decrease) in net assets from contract transactions	907,804	—	17,018

Total increase (decrease) in net assets	951,871	—	22,079

Net assets as of December 31, 2021	$1,244,708	$—	$40,788

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy_(d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2019	$169,233	$—	$901,797

Investment income (loss):
Dividend distributions	1,936	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(977)	(88)	(9,507)

Net investment income (loss)	959	(88)	(9,507)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,709	—	40,966
Realized capital gain (loss) on investments	(13,926)	167	125,446
Change in unrealized appreciation (depreciation)	(19,580)	1,040	107,918

Net gain (loss) on investments	(31,797)	1,207	274,330

Net increase (decrease) in net assets from operations	(30,838)	1,119	264,823

Contract owner transactions:
Variable annuity deposits	30	—	225,702
Terminations, withdrawals and annuity payments	(21,361)	(1,206)	(80,856)
Transfers between subaccounts, net	(32,817)	18,821	(51,438)
Maintenance charges and mortality adjustments	(301)	(7)	(1,235)

Increase (decrease) in net assets from contract transactions	(54,449)	17,608	92,173

Total increase (decrease) in net assets	(85,287)	18,727	356,996

Net assets as of December 31, 2020	$83,946	$18,727	$1,258,793

Investment income (loss):
Dividend distributions	1,389	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(730)	(49)	(23,824)

Net investment income (loss)	659	(49)	(23,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	284,795
Realized capital gain (loss) on investments	283	252	27,261
Change in unrealized appreciation (depreciation)	10,352	(1,040)	73,819

Net gain (loss) on investments	10,635	(788)	385,875

Net increase (decrease) in net assets from operations	11,294	(837)	362,051

Contract owner transactions:
Variable annuity deposits	—	—	94,318
Terminations, withdrawals and annuity payments	(1,305)	(48)	(30,475)
Transfers between subaccounts, net	—	(17,839)	975,451
Maintenance charges and mortality adjustments	(328)	(3)	(6,595)

Increase (decrease) in net assets from contract transactions	(1,633)	(17,890)	1,032,699

Total increase (decrease) in net assets	9,661	(18,727)	1,394,750

Net assets as of December 31, 2021	$93,607	$—	$2,653,543

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Net assets as of December 31, 2019	$547,859	$274,702	$67,387

Investment income (loss):
Dividend distributions	9,194	—	1,102
Investment Expenses:
Mortality and expense risk and administrative charges	(2,051)	(2,497)	(749)

Net investment income (loss)	7,143	(2,497)	353

Increase (decrease) in net assets from operations:
Capital gain distributions	10,485	17,458	—
Realized capital gain (loss) on investments	(21,115)	4,195	106
Change in unrealized appreciation (depreciation)	(11,648)	43,642	1,634

Net gain (loss) on investments	(22,278)	65,295	1,740

Net increase (decrease) in net assets from operations	(15,135)	62,798	2,093

Contract owner transactions:
Variable annuity deposits	6,606	15,230	72
Terminations, withdrawals and annuity payments	(46,226)	(21,434)	(5,245)
Transfers between subaccounts, net	—	(19,418)	—
Maintenance charges and mortality adjustments	(164)	(567)	(15)

Increase (decrease) in net assets from contract transactions	(39,784)	(26,189)	(5,188)

Total increase (decrease) in net assets	(54,919)	36,609	(3,095)

Net assets as of December 31, 2020	$492,940	$311,311	$64,292

Investment income (loss):
Dividend distributions	7,768	—	697
Investment Expenses:
Mortality and expense risk and administrative charges	(1,923)	(3,096)	(724)

Net investment income (loss)	5,845	(3,096)	(27)

Increase (decrease) in net assets from operations:
Capital gain distributions	41,933	23,953	387
Realized capital gain (loss) on investments	3,641	1,190	19
Change in unrealized appreciation (depreciation)	69,575	14,500	(1,182)

Net gain (loss) on investments	115,149	39,643	(776)

Net increase (decrease) in net assets from operations	120,994	36,547	(803)

Contract owner transactions:
Variable annuity deposits	11,198	37,385	96
Terminations, withdrawals and annuity payments	(32,272)	(152)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(416)	(833)	(41)

Increase (decrease) in net assets from contract transactions	(21,490)	36,400	55

Total increase (decrease) in net assets	99,504	72,947	(748)

Net assets as of December 31, 2021	$592,444	$384,258	$63,544

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2019	$447,122	$375,377	$385,706

Investment income (loss):
Dividend distributions	10,886	22,317	22,493
Investment Expenses:
Mortality and expense risk and administrative charges	(3,044)	(6,039)	(2,234)

Net investment income (loss)	7,842	16,278	20,259

Increase (decrease) in net assets from operations:
Capital gain distributions	6,832	—	—
Realized capital gain (loss) on investments	(36,378)	(17,124)	(13,405)
Change in unrealized appreciation (depreciation)	(2,891)	25,378	(28,410)

Net gain (loss) on investments	(32,437)	8,254	(41,815)

Net increase (decrease) in net assets from operations	(24,595)	24,532	(21,556)

Contract owner transactions:
Variable annuity deposits	1	432	3,263
Terminations, withdrawals and annuity payments	(40,306)	(74,729)	(67,319)
Transfers between subaccounts, net	(105,163)	420,275	(73,377)
Maintenance charges and mortality adjustments	(858)	(3,076)	(105)

Increase (decrease) in net assets from contract transactions	(146,326)	342,902	(137,538)

Total increase (decrease) in net assets	(170,921)	367,434	(159,094)

Net assets as of December 31, 2020	$276,201	$742,811	$226,612

Investment income (loss):
Dividend distributions	4,401	11,276	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,861)	(5,331)	(1,561)

Net investment income (loss)	(460)	5,945	(1,561)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,088	—	—
Realized capital gain (loss) on investments	5,266	40,060	(3,934)
Change in unrealized appreciation (depreciation)	(65,066)	(13,897)	(7,316)

Net gain (loss) on investments	(49,712)	26,163	(11,250)

Net increase (decrease) in net assets from operations	(50,172)	32,108	(12,811)

Contract owner transactions:
Variable annuity deposits	16,837	6,309	788
Terminations, withdrawals and annuity payments	(40,971)	(17,210)	(14,825)
Transfers between subaccounts, net	256,989	(178,610)	5,351
Maintenance charges and mortality adjustments	(1,915)	(2,399)	(194)

Increase (decrease) in net assets from contract transactions	230,940	(191,910)	(8,880)

Total increase (decrease) in net assets	180,768	(159,802)	(21,691)

Net assets as of December 31, 2021	$456,969	$583,009	$204,921

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Resources_(b)	Vanguard® VIF Balanced
Net assets as of December 31, 2019	$4,196	$65,751	$109,531

Investment income (loss):
Dividend distributions	475	413	3,680
Investment Expenses:
Mortality and expense risk and administrative charges	(294)	(206)	(2,614)

Net investment income (loss)	181	207	1,066

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,488
Realized capital gain (loss) on investments	76	(1,848)	(206)
Change in unrealized appreciation (depreciation)	(2,910)	12,744	26,264

Net gain (loss) on investments	(2,834)	10,896	30,546

Net increase (decrease) in net assets from operations	(2,653)	11,103	31,612

Contract owner transactions:
Variable annuity deposits	—	9	99,492
Terminations, withdrawals and annuity payments	(645)	(2,452)	(12,869)
Transfers between subaccounts, net	66,678	—	15,000
Maintenance charges and mortality adjustments	(25)	(20)	(68)

Increase (decrease) in net assets from contract transactions	66,008	(2,463)	101,555

Total increase (decrease) in net assets	63,355	8,640	133,167

Net assets as of December 31, 2020	$67,551	$74,391	$242,698

Investment income (loss):
Dividend distributions	1,483	283	4,663
Investment Expenses:
Mortality and expense risk and administrative charges	(241)	(297)	(3,383)

Net investment income (loss)	1,242	(14)	1,280

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,941
Realized capital gain (loss) on investments	(6,753)	(187)	1,236
Change in unrealized appreciation (depreciation)	(511)	14,076	26,695

Net gain (loss) on investments	(7,264)	13,889	40,872

Net increase (decrease) in net assets from operations	(6,022)	13,875	42,152

Contract owner transactions:
Variable annuity deposits	8,665	8,635	—
Terminations, withdrawals and annuity payments	(4,491)	(3,984)	(3,471)
Transfers between subaccounts, net	(53,645)	—	—
Maintenance charges and mortality adjustments	(7)	(51)	(188)

Increase (decrease) in net assets from contract transactions	(49,478)	4,600	(3,659)

Total increase (decrease) in net assets	(55,500)	18,475	38,493

Net assets as of December 31, 2021	$12,051	$92,866	$281,191

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2019	$17,130	$281,925	$—

Investment income (loss):
Dividend distributions	285	3,741	—
Investment Expenses:
Mortality and expense risk and administrative charges	(446)	(3,451)	—

Net investment income (loss)	(161)	290	—

Increase (decrease) in net assets from operations:
Capital gain distributions	607	2,297	—
Realized capital gain (loss) on investments	84	(4,033)	—
Change in unrealized appreciation (depreciation)	5,123	2,528	—

Net gain (loss) on investments	5,814	792	—

Net increase (decrease) in net assets from operations	5,653	1,082	—

Contract owner transactions:
Variable annuity deposits	8,167	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	(109,697)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	8,167	(109,697)	—

Total increase (decrease) in net assets	13,820	(108,615)	—

Net assets as of December 31, 2020	$30,950	$173,310	$—

Investment income (loss):
Dividend distributions	327	2,674	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,001)	(3,284)	(1,419)

Net investment income (loss)	(674)	(610)	(1,419)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,287	5,966	—
Realized capital gain (loss) on investments	2,410	427	85
Change in unrealized appreciation (depreciation)	2,544	1,227	14,137

Net gain (loss) on investments	7,241	7,620	14,222

Net increase (decrease) in net assets from operations	6,567	7,010	12,803

Contract owner transactions:
Variable annuity deposits	—	—	11,750
Terminations, withdrawals and annuity payments	(20,287)	—	—
Transfers between subaccounts, net	53,802	—	123,573
Maintenance charges and mortality adjustments	(89)	—	(34)

Increase (decrease) in net assets from contract transactions	33,426	—	135,289

Total increase (decrease) in net assets	39,993	7,010	148,092

Net assets as of December 31, 2021	$70,943	$180,320	$148,092

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2019	$456,182	$196,285	$9,809

Investment income (loss):
Dividend distributions	11,569	5,024	154
Investment Expenses:
Mortality and expense risk and administrative charges	(7,943)	(3,128)	(189)

Net investment income (loss)	3,626	1,896	(35)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,439	5,893	37
Realized capital gain (loss) on investments	(904)	367	7
Change in unrealized appreciation (depreciation)	8,176	83,466	453

Net gain (loss) on investments	21,711	89,726	497

Net increase (decrease) in net assets from operations	25,337	91,622	462

Contract owner transactions:
Variable annuity deposits	70,333	250,750	—
Terminations, withdrawals and annuity payments	(6,591)	(1,246)	—
Transfers between subaccounts, net	—	17,011	(11)
Maintenance charges and mortality adjustments	(821)	(144)	—

Increase (decrease) in net assets from contract transactions	62,921	266,371	(11)

Total increase (decrease) in net assets	88,258	357,993	451

Net assets as of December 31, 2020	$544,440	$554,278	$10,260

Investment income (loss):
Dividend distributions	11,865	7,724	178
Investment Expenses:
Mortality and expense risk and administrative charges	(10,152)	(4,633)	(185)

Net investment income (loss)	1,713	3,091	(7)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,956	23,075	132
Realized capital gain (loss) on investments	11,699	3,407	1
Change in unrealized appreciation (depreciation)	104,657	133,479	(500)

Net gain (loss) on investments	127,312	159,961	(367)

Net increase (decrease) in net assets from operations	129,025	163,052	(374)

Contract owner transactions:
Variable annuity deposits	42,752	121,783	—
Terminations, withdrawals and annuity payments	(7,446)	(9,300)	—
Transfers between subaccounts, net	—	48,740	—
Maintenance charges and mortality adjustments	(1,173)	(668)	(1)

Increase (decrease) in net assets from contract transactions	34,133	160,555	(1)

Total increase (decrease) in net assets	163,158	323,607	(375)

Net assets as of December 31, 2021	$707,598	$877,885	$9,885

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2019	$163,589	$19,155	$353,895

Investment income (loss):
Dividend distributions	686	3,577	3,605
Investment Expenses:
Mortality and expense risk and administrative charges	(3,730)	(1,556)	(5,018)

Net investment income (loss)	(3,044)	2,021	(1,413)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,744	—	6,589
Realized capital gain (loss) on investments	1,072	(7)	28,792
Change in unrealized appreciation (depreciation)	63,068	7,395	149,721

Net gain (loss) on investments	73,884	7,388	185,102

Net increase (decrease) in net assets from operations	70,840	9,409	183,689

Contract owner transactions:
Variable annuity deposits	17,239	131,366	54,116
Terminations, withdrawals and annuity payments	(5,117)	—	(10,830)
Transfers between subaccounts, net	—	—	(13,547)
Maintenance charges and mortality adjustments	—	(43)	(117)

Increase (decrease) in net assets from contract transactions	12,122	131,323	29,622

Total increase (decrease) in net assets	82,962	140,732	213,311

Net assets as of December 31, 2020	$246,551	$159,887	$567,206

Investment income (loss):
Dividend distributions	90	6,752	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(4,932)	(2,076)	(6,877)

Net investment income (loss)	(4,842)	4,676	(5,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,568	—	41,882
Realized capital gain (loss) on investments	2,987	83	27,807
Change in unrealized appreciation (depreciation)	16,643	(773)	(83,342)

Net gain (loss) on investments	43,198	(690)	(13,653)

Net increase (decrease) in net assets from operations	38,356	3,986	(18,864)

Contract owner transactions:
Variable annuity deposits	—	27,118	60,194
Terminations, withdrawals and annuity payments	(5,580)	—	(13,759)
Transfers between subaccounts, net	—	—	(34,330)
Maintenance charges and mortality adjustments	(20)	(242)	(380)

Increase (decrease) in net assets from contract transactions	(5,600)	26,876	11,725

Total increase (decrease) in net assets	32,756	30,862	(7,139)

Net assets as of December 31, 2021	$279,307	$190,749	$560,067

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2019	$393,880	$306,216	$10,387

Investment income (loss):
Dividend distributions	5,995	6,156	791
Investment Expenses:
Mortality and expense risk and administrative charges	(3,321)	(2,848)	(469)

Net investment income (loss)	2,674	3,308	322

Increase (decrease) in net assets from operations:
Capital gain distributions	22,447	5,664	498
Realized capital gain (loss) on investments	28	(2,810)	(65)
Change in unrealized appreciation (depreciation)	62,335	10,852	(1,801)

Net gain (loss) on investments	84,810	13,706	(1,368)

Net increase (decrease) in net assets from operations	87,484	17,014	(1,046)

Contract owner transactions:
Variable annuity deposits	70,473	—	29,717
Terminations, withdrawals and annuity payments	(273)	(125,080)	(133)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(54)	(35)	(8)

Increase (decrease) in net assets from contract transactions	70,146	(125,115)	29,576

Total increase (decrease) in net assets	157,630	(108,101)	28,530

Net assets as of December 31, 2020	$551,510	$198,115	$38,917

Investment income (loss):
Dividend distributions	6,796	3,018	913
Investment Expenses:
Mortality and expense risk and administrative charges	(4,377)	(4,112)	(1,513)

Net investment income (loss)	2,419	(1,094)	(600)

Increase (decrease) in net assets from operations:
Capital gain distributions	40,560	7,312	1,207
Realized capital gain (loss) on investments	3,497	812	154
Change in unrealized appreciation (depreciation)	84,536	28,019	27,625

Net gain (loss) on investments	128,593	36,143	28,986

Net increase (decrease) in net assets from operations	131,012	35,049	28,386

Contract owner transactions:
Variable annuity deposits	37,233	1,173,257	16,108
Terminations, withdrawals and annuity payments	(10,286)	(6,440)	(141)
Transfers between subaccounts, net	—	—	59,947
Maintenance charges and mortality adjustments	(255)	(164)	(47)

Increase (decrease) in net assets from contract transactions	26,692	1,166,653	75,867

Total increase (decrease) in net assets	157,704	1,201,702	104,253

Net assets as of December 31, 2021	$709,214	$1,399,817	$143,170

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth_(d)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2019	$379,592	$59,289	$781,850

Investment income (loss):
Dividend distributions	9,865	366	24,572
Investment Expenses:
Mortality and expense risk and administrative charges	(5,655)	(889)	(12,516)

Net investment income (loss)	4,210	(523)	12,056

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,290	—
Realized capital gain (loss) on investments	3,156	(175)	3,800
Change in unrealized appreciation (depreciation)	9,318	7,908	41,556

Net gain (loss) on investments	12,474	13,023	45,356

Net increase (decrease) in net assets from operations	16,684	12,500	57,412

Contract owner transactions:
Variable annuity deposits	38,049	—	297,134
Terminations, withdrawals and annuity payments	(67,247)	(145)	(14,987)
Transfers between subaccounts, net	(796)	—	38,373
Maintenance charges and mortality adjustments	(319)	(170)	(131)

Increase (decrease) in net assets from contract transactions	(30,313)	(315)	320,389

Total increase (decrease) in net assets	(13,629)	12,185	377,801

Net assets as of December 31, 2020	$365,963	$71,474	$1,159,651

Investment income (loss):
Dividend distributions	7,611	293	23,425
Investment Expenses:
Mortality and expense risk and administrative charges	(5,653)	(1,235)	(12,168)

Net investment income (loss)	1,958	(942)	11,257

Increase (decrease) in net assets from operations:
Capital gain distributions	1,869	3,742	9,394
Realized capital gain (loss) on investments	3,255	259	1,012
Change in unrealized appreciation (depreciation)	(14,637)	5,834	(53,249)

Net gain (loss) on investments	(9,513)	9,835	(42,843)

Net increase (decrease) in net assets from operations	(7,555)	8,893	(31,586)

Contract owner transactions:
Variable annuity deposits	21,431	—	110,683
Terminations, withdrawals and annuity payments	(9,783)	(183)	(30,061)
Transfers between subaccounts, net	(33,058)	—	—
Maintenance charges and mortality adjustments	(499)	(258)	(695)

Increase (decrease) in net assets from contract transactions	(21,909)	(441)	79,927

Total increase (decrease) in net assets	(29,464)	8,452	48,341

Net assets as of December 31, 2021	$336,499	$79,926	$1,207,992

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2019	$36,391	$877,118	$140,268

Investment income (loss):
Dividend distributions	1,302	16,525	924
Investment Expenses:
Mortality and expense risk and administrative charges	(1,370)	(17,931)	(544)

Net investment income (loss)	(68)	(1,406)	380

Increase (decrease) in net assets from operations:
Capital gain distributions	368	31,881	2,132
Realized capital gain (loss) on investments	4	(9,263)	(18,250)
Change in unrealized appreciation (depreciation)	13,836	150,605	6,590

Net gain (loss) on investments	14,208	173,223	(9,528)

Net increase (decrease) in net assets from operations	14,140	171,817	(9,148)

Contract owner transactions:
Variable annuity deposits	50,278	22,776	772
Terminations, withdrawals and annuity payments	—	(18,204)	(48,562)
Transfers between subaccounts, net	—	136,876	—
Maintenance charges and mortality adjustments	—	(1,662)	(170)

Increase (decrease) in net assets from contract transactions	50,278	139,786	(47,960)

Total increase (decrease) in net assets	64,418	311,603	(57,108)

Net assets as of December 31, 2020	$100,809	$1,188,721	$83,160

Investment income (loss):
Dividend distributions	2,020	13,789	619
Investment Expenses:
Mortality and expense risk and administrative charges	(2,025)	(20,561)	(415)

Net investment income (loss)	(5)	(6,772)	204

Increase (decrease) in net assets from operations:
Capital gain distributions	961	59,170	1,627
Realized capital gain (loss) on investments	398	213,873	(2,095)
Change in unrealized appreciation (depreciation)	5,856	(38,210)	33,077

Net gain (loss) on investments	7,215	234,833	32,609

Net increase (decrease) in net assets from operations	7,210	228,061	32,813

Contract owner transactions:
Variable annuity deposits	27,996	27,103	20
Terminations, withdrawals and annuity payments	(194)	(175,737)	(4,692)
Transfers between subaccounts, net	11,675	(565,631)	(10,308)
Maintenance charges and mortality adjustments	(36)	(1,763)	(94)

Increase (decrease) in net assets from contract transactions	39,441	(716,028)	(15,074)

Total increase (decrease) in net assets	46,651	(487,967)	17,739

Net assets as of December 31, 2021	$147,460	$700,754	$100,899

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2019	$518,804	$155,623	$226,651

Investment income (loss):
Dividend distributions	—	1,975	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,466)	(1,013)	(815)

Net investment income (loss)	(7,466)	962	(815)

Increase (decrease) in net assets from operations:
Capital gain distributions	79,410	—	3,294
Realized capital gain (loss) on investments	(596)	(715)	(2,594)
Change in unrealized appreciation (depreciation)	122,628	(826)	49,057

Net gain (loss) on investments	201,442	(1,541)	49,757

Net increase (decrease) in net assets from operations	193,976	(579)	48,942

Contract owner transactions:
Variable annuity deposits	45,745	—	—
Terminations, withdrawals and annuity payments	(65,921)	(71,441)	(13,288)
Transfers between subaccounts, net	4,628	(22,012)	(1,955)
Maintenance charges and mortality adjustments	(1,062)	—	(364)

Increase (decrease) in net assets from contract transactions	(16,610)	(93,453)	(15,607)

Total increase (decrease) in net assets	177,366	(94,032)	33,335

Net assets as of December 31, 2020	$696,170	$61,591	$259,986

Investment income (loss):
Dividend distributions	—	1,732	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,851)	(892)	(664)

Net investment income (loss)	(10,851)	840	(664)

Increase (decrease) in net assets from operations:
Capital gain distributions	124,381	—	21,387
Realized capital gain (loss) on investments	16,406	18	1,894
Change in unrealized appreciation (depreciation)	(102,305)	(1,093)	(1,974)

Net gain (loss) on investments	38,482	(1,075)	21,307

Net increase (decrease) in net assets from operations	27,631	(235)	20,643

Contract owner transactions:
Variable annuity deposits	27,884	—	—
Terminations, withdrawals and annuity payments	(20,622)	—	(17,457)
Transfers between subaccounts, net	150,858	—	(1,492)
Maintenance charges and mortality adjustments	(2,072)	(9)	(601)

Increase (decrease) in net assets from contract transactions	156,048	(9)	(19,550)

Total increase (decrease) in net assets	183,679	(244)	1,093

Net assets as of December 31, 2021	$879,849	$61,347	$261,079

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Net assets as of December 31, 2019	$44,297	$29,068	$22,960

Investment income (loss):
Dividend distributions	17	1,335	—
Investment Expenses:
Mortality and expense risk and administrative charges	(694)	(237)	(84)

Net investment income (loss)	(677)	1,098	(84)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,767	2,031	—
Realized capital gain (loss) on investments	40	(27)	8,029
Change in unrealized appreciation (depreciation)	14,891	(4,849)	(463)

Net gain (loss) on investments	17,698	(2,845)	7,566

Net increase (decrease) in net assets from operations	17,021	(1,747)	7,482

Contract owner transactions:
Variable annuity deposits	—	—	17,668
Terminations, withdrawals and annuity payments	—	(829)	(55,283)
Transfers between subaccounts, net	—	—	26,753
Maintenance charges and mortality adjustments	(157)	(10)	(3)

Increase (decrease) in net assets from contract transactions	(157)	(839)	(10,865)

Total increase (decrease) in net assets	16,864	(2,586)	(3,383)

Net assets as of December 31, 2020	$61,161	$26,482	$19,577

Investment income (loss):
Dividend distributions	—	768	384
Investment Expenses:
Mortality and expense risk and administrative charges	(953)	(280)	(61)

Net investment income (loss)	(953)	488	323

Increase (decrease) in net assets from operations:
Capital gain distributions	9,422	—	—
Realized capital gain (loss) on investments	271	19	32
Change in unrealized appreciation (depreciation)	(2,600)	8,054	9,693

Net gain (loss) on investments	7,093	8,073	9,725

Net increase (decrease) in net assets from operations	6,140	8,561	10,048

Contract owner transactions:
Variable annuity deposits	—	4	—
Terminations, withdrawals and annuity payments	—	(476)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(229)	(30)	(50)

Increase (decrease) in net assets from contract transactions	(229)	(502)	(50)

Total increase (decrease) in net assets	5,911	8,059	9,998

Net assets as of December 31, 2021	$67,072	$34,541	$29,575

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	Class 3	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	-
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	-
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	-
Alger Capital Appreciation	S	Fred Alger Management, LLC	-
Alger Large Cap Growth	S	Fred Alger Management, LLC	-
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Omega Growth VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	-
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc	-
American Century VP International	II	American Century Investment Management, Inc	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS® Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® New World	Class 4	Capital Research and Management Company	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	-
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Bond	Class II	Delaware Management Company	-
Delaware Ivy VIP Global Equity Income	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	-
Delaware Ivy VIP Securian Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Value	Class II	Delaware Management Company	-
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	-
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	-
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	-
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	-
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	-
DWS High Income VIP	B	DWS Investment Management Americas, Inc	-
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	-
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	-
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global	Series II	Invesco Advisers, Inc	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	-
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
LHA Tactical Beta Variable Series Fund	II	-	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	-
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS® VIT Research	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	-
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	-
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	-
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Security Investors, LLC	-
Rydex VIF Basic Materials	-	Security Investors, LLC	-
Rydex VIF Biotechnology	-	Security Investors, LLC	-
Rydex VIF Commodities Strategy	-	Security Investors, LLC	-
Rydex VIF Consumer Products	-	Security Investors, LLC	-
Rydex VIF Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Electronics	-	Security Investors, LLC	-
Rydex VIF Energy	-	Security Investors, LLC	-
Rydex VIF Energy Services	-	Security Investors, LLC	-
Rydex VIF Europe 1.25x Strategy	-	Security Investors, LLC	-
Rydex VIF Financial Services	-	Security Investors, LLC	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Security Investors, LLC	-
Rydex VIF Health Care	-	Security Investors, LLC	-
Rydex VIF High Yield Strategy	-	Security Investors, LLC	-
Rydex VIF Internet	-	Security Investors, LLC	-
Rydex VIF Inverse Government Long Bond Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Russell 2000® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse S&P 500 Strategy	-	Security Investors, LLC	-
Rydex VIF Japan 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Leisure	-	Security Investors, LLC	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Money Market	-	Security Investors, LLC	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100®	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Nova	-	Security Investors, LLC	-
Rydex VIF Precious Metals	-	Security Investors, LLC	-
Rydex VIF Real Estate	-	Security Investors, LLC	-
Rydex VIF Retailing	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Security Investors, LLC	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Technology	-	Security Investors, LLC	-
Rydex VIF Telecommunications	-	Security Investors, LLC	-
Rydex VIF Transportation	-	Security Investors, LLC	-
Rydex VIF Utilities	-	Security Investors, LLC	-
Rydex VIF Weakening Dollar 2x Strategy	-	Security Investors, LLC	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	-
Third Avenue Value	-	Third Avenue Management LLC	-
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Resources	S	Van Eck Associates Corporation	-
Vanguard® VIF Balanced	-	Wellington Management Company LLP	-
Vanguard® VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard® VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Diversified Value	-	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	-
Vanguard® VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard® VIF Equity Index	-	Vanguard Group Inc	-
Vanguard® VIF Global Bond Index	-	Vanguard Group Inc	-
Vanguard® VIF Growth	-	Wellington Management Company LLP	-
Vanguard® VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard® VIF International	-	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	-
Vanguard® VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard® VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Vanguard® VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard® VIF Small Company Growth	-	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	-
Vanguard® VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total International Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three Hundred Three subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
AB VPS Dynamic Asset Allocation
AB VPS Global Thematic Growth
Allspring International Equity VT
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
BNY Mellon VIF Appreciation
Delaware Ivy VIP Core Equity
Delaware Ivy VIP Global Bond
Delaware Ivy VIP Value
Dimensional VA Equity Allocation
Dimensional VA Global Moderate Allocation
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
JPMorgan Insurance Trust US Equity Portfolio
LHA Tactical Beta Variable Series Fund
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Multi-Cap Core
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Templeton Growth VIP Fund
Third Avenue Value

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount with No Activity
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Virtus Strategic Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
December 17, 2021	LHA Tactical Beta Variable Series Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index
August 18, 2017	TOPS® Aggressive Growth ETF
August 18, 2017	TOPS® Balanced ETF
August 18, 2017	TOPS® Conservative ETF
August 18, 2017	TOPS® Growth ETF
August 18, 2017	TOPS® Managed Risk Balanced ETF
August 18, 2017	TOPS® Managed Risk Growth ETF
August 18, 2017	TOPS® Managed Risk Moderate Growth ETF
August 18, 2017	TOPS® Moderate Growth ETF

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Global	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund
April 30, 2021	Putnam VT Large Cap Value	Putnam VT Equity Income
April 30, 2021	Third Avenue Value	FFI Strategies
May 3, 2021	AFIS Capital World Growth and Income	American Funds IS® Global Growth and Income
May 3, 2021	AFIS U.S. Government Securities	American Funds IS® U.S. Government/AAA-Rated Securities
May 3, 2021	AFIS Washington Mutual Investors	American Funds IS® Blue Chip Income and Growth

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name
May 3, 2021	Franklin DynaTech VIP	Franklin Flex Cap Growth VIP Fund
May 3, 2021	VanEck VIP Global Resources	VanEck VIP Global Hard Assets
July 1, 2021	Delaware Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
July 1, 2021	Delaware Ivy VIP Balanced	Ivy VIP Balanced
July 1, 2021	Delaware Ivy VIP Core Equity	Ivy VIP Core Equity
July 1, 2021	Delaware Ivy VIP Energy	Ivy VIP Energy
July 1, 2021	Delaware Ivy VIP Global Bond	Ivy VIP Global Bond
July 1, 2021	Delaware Ivy VIP Global Equity Income	Ivy VIP Global Equity Income
July 1, 2021	Delaware Ivy VIP Global Growth	Ivy VIP Global Growth
July 1, 2021	Delaware Ivy VIP Growth	Ivy VIP Growth
July 1, 2021	Delaware Ivy VIP High Income	Ivy VIP High Income
July 1, 2021	Delaware Ivy VIP International Core Equity	Ivy VIP International Core Equity
July 1, 2021	Delaware Ivy VIP Limited-Term Bond	Ivy VIP Limited-Term Bond
July 1, 2021	Delaware Ivy VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
July 1, 2021	Delaware Ivy VIP Natural Resources	Ivy VIP Natural Resources
July 1, 2021	Delaware Ivy VIP Science And Technology	Ivy VIP Science and Technology
July 1, 2021	Delaware Ivy VIP Securian Real Estate Securities	Ivy VIP Securian Real Estate Securities
July 1, 2021	Delaware Ivy VIP Small Cap Growth	Ivy VIP Small Cap Growth
July 1, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
July 1, 2021	Delaware Ivy VIP Value	Ivy VIP Value
November 15, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
December 6, 2021	Allspring International Equity VT	Wells Fargo International Equity VT
December 6, 2021	Allspring Omega Growth VT	Wells Fargo Omega Growth VT
December 6, 2021	Allspring Opportunity VT	Wells Fargo Opportunity VT

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. Equity and Income	Invesco V.I. Managed Volatility

During the current year the following subaccount was liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
March 18, 2021	Power Income VIT	Rydex VIF Money Market	31,482

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Alger Large Cap Growth
American Century VP Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount Closed to New Investments
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
7Twelve Balanced Portfolio	$530,344	$4,597
AB VPS Growth and Income	200	458
AB VPS Small/Mid Cap Value	22	68
AFIS Capital World Growth and Income (b)	13,387	1,604
AFIS U.S. Government Securities (b)	80,745	10,738
AFIS Washington Mutual Investors (b)	42,579	8,693
Alger Capital Appreciation (d)	259,414	93,107
Alger Large Cap Growth (d)	9,190	137,365
Allspring Omega Growth VT (b)	29,719	1,650
Allspring Opportunity VT (b)	6,902	35,383
ALPS/Alerian Energy Infrastructure	11,378	8,064
American Century VP Disciplined Core Value	97,108	5,737
American Century VP Inflation Protection	22,570	136
American Century VP International	1,745	916
American Century VP Mid Cap Value (d)	615	1,219
American Century VP Value	9,471	657
American Funds IS® Asset Allocation	635,705	14,469
American Funds IS® Capital World Bond	15,549	368
American Funds IS® Global Growth	95,763	69,351
American Funds IS® Global Small Capitalization	118,334	2,469
American Funds IS® Growth	304,405	22,860

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® Growth-Income	$6,203	$110,202
American Funds IS® International	12,654	512
American Funds IS® International Growth and Income	14,795	23,402
American Funds IS® New World	34,846	1,478
BlackRock Advantage Large Cap Core V.I.	103,366	10,628
BlackRock Basic Value V.I.	7,141	832
BlackRock Equity Dividend V.I.	32,551	3,418
BlackRock Global Allocation V.I.	27,412	2,329
BlackRock High Yield V.I.	27,904	32,334
BlackRock Large Cap Focus Growth V.I.	18,783	2,045
BNY Mellon IP Small Cap Stock Index	22,680	52,890
BNY Mellon IP Technology Growth	32,822	151,807
Delaware Ivy VIP Asset Strategy (b)	5,351	598
Delaware Ivy VIP Balanced (b)	4,035	702
Delaware Ivy VIP Energy (b)	276	53
Delaware Ivy VIP Global Equity Income (b)	228	152
Delaware Ivy VIP Global Growth (b)	6,695	1,645
Delaware Ivy VIP Growth (b)	1,123	96
Delaware Ivy VIP High Income (b)	12,713	635
Delaware Ivy VIP International Core Equity (b)	940	775
Delaware Ivy VIP Limited-Term Bond (b)	5,304	12,323
Delaware Ivy VIP Mid Cap Growth (b)	30,951	1,343
Delaware Ivy VIP Natural Resources (b)	50	55
Delaware Ivy VIP Science And Technology (b)	26,021	21,337
Delaware Ivy VIP Small Cap Growth (b)	9,101	1,475
Delaware Ivy VIP Smid Cap Core (b)	—	3,916
Dimensional VA Global Bond Portfolio	87	8,885
Dimensional VA International Small Portfolio	23,720	3,055
Dimensional VA International Value Portfolio	95,987	57,457
Dimensional VA Short-Term Fixed Portfolio	1	30,872
Dimensional VA U.S. Large Value Portfolio	72,699	166,403
Dimensional VA U.S. Targeted Value Portfolio	227,635	25,619
DWS Core Equity VIP	6,947	2,093
DWS Global Small Cap VIP	54	1,111
DWS Small Mid Cap Value VIP	13,539	20
Eaton Vance VT Floating-Rate Income	14,062	213
Federated Hermes Fund for U.S. Government Securities II	10,864	15,347
Federated Hermes High Income Bond II	38,913	49,222
Fidelity® VIP Balanced	97,660	10,594
Fidelity® VIP Contrafund	417,217	301,399
Fidelity® VIP Disciplined Small Cap	17,527	208
Fidelity® VIP Emerging Markets	38,517	30,132
Fidelity® VIP Growth & Income	109,778	10,216
Fidelity® VIP Growth Opportunities	456,603	266,573
Fidelity® VIP High Income	1,844	441
Fidelity® VIP Index 500	512,283	340,093

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® VIP Investment Grade Bond	$850,779	$788,645
Fidelity® VIP Mid Cap	52,567	203,352
Fidelity® VIP Overseas	5,704	924
Fidelity® VIP Real Estate	4,339	30,566
Fidelity® VIP Strategic Income	24,352	2,953
Franklin DynaTech VIP (b)	1,598	65,321
Franklin Growth and Income VIP Fund	23,577	2,174
Franklin Income VIP Fund	34,046	3,511
Franklin Large Cap Growth VIP Fund	17,369	67
Franklin Mutual Global Discovery VIP Fund	3,033	93,596
Franklin Mutual Shares VIP Fund	10,549	267
Franklin Rising Dividends VIP Fund	161,111	2,740
Franklin Small Cap Value VIP Fund	64,622	108,239
Franklin Small-Mid Cap Growth VIP Fund	116,482	179,724
Franklin Strategic Income VIP Fund	1,151	510
Franklin U.S. Government Securities VIP Fund	7,586	2,031
Goldman Sachs VIT Growth Opportunities	72,080	13,435
Goldman Sachs VIT High Quality Floating Rate	145	16,116
Goldman Sachs VIT International Equity Insights	612	54
Goldman Sachs VIT Mid Cap Value	45,085	1,877
Guggenheim VIF All Cap Value	51,885	1,113,618
Guggenheim VIF Floating Rate Strategies	5,003	3,179
Guggenheim VIF Global Managed Futures Strategy	780	1,942
Guggenheim VIF High Yield	1,424	575
Guggenheim VIF Large Cap Value	145,705	67,533
Guggenheim VIF Long Short Equity	29,378	29,559
Guggenheim VIF Multi-Hedge Strategies	120,049	33,121
Guggenheim VIF Small Cap Value	19,690	24,305
Guggenheim VIF SMid Cap Value	10,494	10,826
Guggenheim VIF StylePlus Large Core	2,354	3,082
Guggenheim VIF StylePlus Large Growth	67,981	59,779
Guggenheim VIF StylePlus Mid Growth	10,695	28,608
Guggenheim VIF StylePlus Small Growth	14,170	14,720
Guggenheim VIF Total Return Bond	59,298	29,824
Guggenheim VIF World Equity Income	9,544	14,525
Invesco Oppenheimer V.I. International Growth Fund	47,595	28,815
Invesco V.I. American Franchise Series I	51,085	47,710
Invesco V.I. American Value	11,238	93
Invesco V.I. Balanced-Risk Allocation	2,814	150
Invesco V.I. Comstock	89,924	2,269
Invesco V.I. Core Equity	1,744	157
Invesco V.I. Discovery Mid Cap Growth (b)	9,699	33
Invesco V.I. Equity and Income (c)	23,744	4,102
Invesco V.I. Global (b)	7,913	1,604
Invesco V.I. Global Real Estate	1,903	170

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Global Strategic Income (b)	$14,134	$1,958
Invesco V.I. Government Securities	50	605
Invesco V.I. Health Care	2,895	440
Invesco V.I. International Growth	33,630	192,154
Invesco V.I. Main Street Mid Cap Fund® (b)	806	367,726
Invesco V.I. Main Street Small Cap Fund® (b)	106,843	111,116
Invesco V.I. Managed Volatility (c)	371	22,238
Invesco V.I. S&P 500 Index	18,574	76
Invesco V.I. Small Cap Equity	3,536	5,933
Janus Henderson VIT Enterprise	31,950	17,191
Janus Henderson VIT Forty	22,585	132,016
Janus Henderson VIT Mid Cap Value	26,852	5,986
Janus Henderson VIT Overseas	11,446	771
Janus Henderson VIT Research	3,829	242,341
JPMorgan Insurance Trust Core Bond Portfolio	19,206	901
JPMorgan Insurance Trust Small Cap Core Portfolio	1,649	1,036
Lord Abbett Series Bond-Debenture VC	26,249	12,091
Lord Abbett Series Developing Growth VC	33,339	1,772
Lord Abbett Series Growth and Income VC	10,601	1,598
Lord Abbett Series Growth Opportunities VC	12,565	7,023
Lord Abbett Series Total Return VC	4,184	14,132
MFS® VIT Emerging Markets Equity	124	522
MFS® VIT Global Tactical Allocation	2,809	576
MFS® VIT II Research International	7,128	1,874
MFS® VIT International Intrinsic Value	27,317	12,372
MFS® VIT New Discovery	22,291	2,129
MFS® VIT Research	3,512	837
MFS® VIT Total Return	2,666	1,110
MFS® VIT Utilities	1,660	117,744
Morgan Stanley VIF Emerging Markets Equity	970	9,854
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,053	556
Morningstar Balanced ETF Asset Allocation Portfolio	75,995	23,501
Morningstar Conservative ETF Asset Allocation Portfolio	46,936	19,977
Morningstar Growth ETF Asset Allocation Portfolio	25,929	10,469
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,083	2,052
Neuberger Berman AMT Sustainable Equity	7,447	17,002
PIMCO VIT All Asset	6,955	941
PIMCO VIT CommodityRealReturn Strategy	5,791	16,097
PIMCO VIT Emerging Markets Bond	21,758	8,670
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	1,750	340
PIMCO VIT High Yield	103	43
PIMCO VIT International Bond Portfolio (Unhedged)	14,948	4,333
PIMCO VIT Low Duration Administrative	949,378	1,184,830
PIMCO VIT Low Duration Advisor	197,937	189,458
PIMCO VIT Real Return Administrative	78,652	99,740

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT Real Return Advisor	$54,224	$12,098
PIMCO VIT Short-Term	465,234	467,965
PIMCO VIT Total Return Administrative	1,256,785	321,436
PIMCO VIT Total Return Advisor	86,861	7,076
Pioneer Bond VCT	18,473	23,018
Pioneer Equity Income VCT	165	374
Pioneer Real Estate Shares VCT	127	65,042
Pioneer Strategic Income VCT	5,849	2,322
Probabilities Fund	7	1,391
Putnam VT Growth Opportunities	33,953	15,526
Putnam VT Income	10,548	59,091
Putnam VT Large Cap Value (b)	35,758	9,827
Putnam VT Multi-Asset Absolute Return	—	737
Putnam VT Small Cap Growth	2,468	547
Rydex VIF Banking	598	5,814
Rydex VIF Basic Materials	32,707	50,839
Rydex VIF Biotechnology	156,674	43,372
Rydex VIF Commodities Strategy	67,528	5,771
Rydex VIF Consumer Products	598	22,911
Rydex VIF Dow 2x Strategy (d)	—	2,353
Rydex VIF Electronics	19,119	18,802
Rydex VIF Energy	10,505	12,904
Rydex VIF Energy Services	54	1,393
Rydex VIF Europe 1.25x Strategy (d)	—	—
Rydex VIF Financial Services	717	5,979
Rydex VIF Government Long Bond 1.2x Strategy (d)	14,385	22,568
Rydex VIF Health Care	23,407	143,726
Rydex VIF Internet	26,829	30,886
Rydex VIF Inverse Government Long Bond Strategy (d)	8,919	12,631
Rydex VIF Inverse Russell 2000® Strategy (d)	9	38
Rydex VIF Inverse S&P 500 Strategy (d)	—	18
Rydex VIF Japan 2x Strategy (d)	14	1,441
Rydex VIF Leisure	17,410	935
Rydex VIF Mid-Cap 1.5x Strategy (d)	13,344	5,452
Rydex VIF Money Market	485,545	2,329,058
Rydex VIF NASDAQ-100®	200,278	137,913
Rydex VIF NASDAQ-100® 2x Strategy (d)	8,478	8,152
Rydex VIF Nova (d)	1,936	3,693
Rydex VIF Precious Metals	12,103	7,386
Rydex VIF Real Estate	10,086	30,699
Rydex VIF Retailing	38,730	5,501
Rydex VIF Russell 2000® 1.5x Strategy (d)	5,307	10,252
Rydex VIF Russell 2000® 2x Strategy (d)	138	6
Rydex VIF S&P 500 2x Strategy (d)	11,346	13,491
Rydex VIF S&P 500 Pure Growth	78,324	220,801

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF S&P 500 Pure Value	$27,949	$171,648
Rydex VIF S&P MidCap 400 Pure Growth	45,381	35,016
Rydex VIF S&P MidCap 400 Pure Value	32,507	31,900
Rydex VIF S&P SmallCap 600 Pure Growth	75,932	100,773
Rydex VIF S&P SmallCap 600 Pure Value	21,961	342,149
Rydex VIF Strengthening Dollar 2x Strategy (d)	—	434
Rydex VIF Technology	993,037	70,346
Rydex VIF Transportation	19,728	761
Rydex VIF Utilities	1,389	2,363
Rydex VIF Weakening Dollar 2x Strategy (d)	5,938	23,877
T. Rowe Price Blue Chip Growth	1,447,075	153,405
T. Rowe Price Equity Income	60,872	34,584
T. Rowe Price Health Sciences	61,267	4,010
T. Rowe Price Limited-Term Bond	1,136	721
Templeton Developing Markets VIP Fund	377,840	137,272
Templeton Foreign VIP Fund	110,098	296,063
Templeton Global Bond VIP Fund	8,500	18,941
VanEck VIP Global Gold	10,148	58,384
VanEck VIP Global Resources (b)	8,949	4,363
Vanguard® VIF Balanced	17,605	7,043
Vanguard® VIF Capital Growth	56,413	21,374
Vanguard® VIF Conservative Allocation	8,641	3,285
Vanguard® VIF Diversified Value	135,309	1,439
Vanguard® VIF Equity Income	109,401	62,599
Vanguard® VIF Equity Index	201,278	14,557
Vanguard® VIF Global Bond Index	310	186
Vanguard® VIF Growth	23,658	10,532
Vanguard® VIF High Yield Bond	33,867	2,315
Vanguard® VIF International	159,286	110,890
Vanguard® VIF Mid-Cap Index	84,567	14,896
Vanguard® VIF Moderate Allocation	1,183,585	10,714
Vanguard® VIF Real Estate Index	78,173	1,699
Vanguard® VIF Short Term Investment Grade	759,662	777,744
Vanguard® VIF Small Company Growth (d)	4,035	1,676
Vanguard® VIF Total Bond Market Index	143,471	42,893
Vanguard® VIF Total International Stock Market Index	42,638	2,241
Vanguard® VIF Total Stock Market Index	100,061	763,691
Virtus Duff & Phelps Real Estate Securities Series	2,246	15,489
Virtus KAR Small-Cap Growth Series	429,012	159,434
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,732	901
Virtus SGA International Growth Series	21,387	20,214
Voya MidCap Opportunities Portfolio	9,422	1,182
VY Clarion Global Real Estate Portfolio	768	782
VY Clarion Real Estate Portfolio	384	111

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

Subaccount	Annuity Assets
Allspring Opportunity VT	$79,793
Federated Hermes Fund for U.S. Government Securities II	7,495
Federated Hermes High Income Bond II	23,860
Fidelity® VIP Contrafund	1,168
Fidelity® VIP Growth Opportunities	106,165
Fidelity® VIP Index 500	2,156
Fidelity® VIP Investment Grade Bond	1,380
Franklin Small-Mid Cap Growth VIP Fund	54,583
Guggenheim VIF All Cap Value	1,823
Guggenheim VIF World Equity Income	14,048
Invesco V.I. American Franchise Series I	12,991
Invesco V.I. International Growth	13,912
Invesco V.I. Main Street Small Cap Fund®	75,589
Neuberger Berman AMT Sustainable Equity	47,992
PIMCO VIT Low Duration Administrative	20,878
PIMCO VIT Real Return Administrative	37,388
PIMCO VIT Total Return Administrative	25,919
Rydex VIF Basic Materials	22,103
Rydex VIF Government Long Bond 1.2x Strategy	10,537
Rydex VIF Money Market	39,455
Rydex VIF Real Estate	8,489
Rydex VIF S&P 500 Pure Growth	7,373
Rydex VIF S&P 500 Pure Value	3,699
Rydex VIF S&P MidCap 400 Pure Value	7,464
Rydex VIF S&P SmallCap 600 Pure Value	8,141
Templeton Developing Markets VIP Fund	15,605

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. FSBL’s business has been affected in various ways, including the operations. FSBL cannot predict the length and severity of the COVID-19 pandemic or its effects on FSBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income

0.35%	Invesco V.I. International Growth Invesco V.I. Mid Cap Core Equity

0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund

0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond

0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT

0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
7Twelve Balanced Portfolio	52,418	(3)	52,415	191	(4,009)	(3,818)
AB VPS Growth and Income	58	—	58	58	—	58
AB VPS Small/Mid Cap Value	6	(3)	3	17	(1,592)	(1,575)
AFIS Capital World Growth and Income (b)	844	(17)	827	1,761	(7)	1,754
AFIS U.S. Government Securities (b)	3,203	(87)	3,116	75,782	(8,999)	66,783
AFIS Washington Mutual Investors (b)	3,671	(41)	3,630	1,504	(1,828)	(324)
Alger Capital Appreciation (d)	1,344	(2,746)	(1,402)	1,525	(1,676)	(151)
Alger Large Cap Growth (d)	53	(4,933)	(4,880)	5,908	(200)	5,708
Allspring Omega Growth VT (b)	842	(1)	841	117	—	117
Allspring Opportunity VT (b)	78	(1,296)	(1,218)	248	(863)	(615)
ALPS/Alerian Energy Infrastructure	1,849	(935)	914	511	(854)	(343)
American Century VP Disciplined Core Value	4,399	(221)	4,178	720	(3,474)	(2,754)
American Century VP Inflation Protection	2,470	(5)	2,465	105	(3)	102
American Century VP International	141	(1)	140	143	(1,059)	(916)
American Century VP Mid Cap Value (d)	95	(54)	41	93	(2)	91
American Century VP Value	683	(17)	666	74	(1)	73
American Funds IS® Asset Allocation	44,186	(182)	44,004	34,193	(8,854)	25,339
American Funds IS® Capital World Bond	1,713	—	1,713	827	(349)	478
American Funds IS® Global Growth	4,752	(3,449)	1,303	592	(159)	433
American Funds IS® Global Small Capitalization	7,704	(81)	7,623	44	(215)	(171)
American Funds IS® Growth	9,557	(534)	9,023	550	(567)	(17)
American Funds IS® Growth-Income	610	(5,791)	(5,181)	7,709	(10,367)	(2,658)
American Funds IS® International	1,115	(4)	1,111	159	(4,972)	(4,813)
American Funds IS® International Growth and Income	1,494	(2,293)	(799)	1,079	(10)	1,069
American Funds IS® New World	2,664	(4)	2,660	1,954	(4,496)	(2,542)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Advantage Large Cap Core V.I.	288	(357)	(69)	285	(3)	282
BlackRock Basic Value V.I.	240	(32)	208	323	(1,857)	(1,534)
BlackRock Equity Dividend V.I.	448	(2)	446	453	(2,783)	(2,330)
BlackRock Global Allocation V.I.	373	(46)	327	365	(53)	312
BlackRock High Yield V.I.	1,640	(2,392)	(752)	3,416	(15,191)	(11,775)
BlackRock Large Cap Focus Growth V.I.	127	(11)	116	143	(1,545)	(1,402)
BNY Mellon IP Small Cap Stock Index	1,374	(2,689)	(1,315)	3,124	(743)	2,381
BNY Mellon IP Technology Growth	246	(4,925)	(4,679)	5,501	(4,485)	1,016
Delaware Ivy VIP Asset Strategy (b)	104	(38)	66	102	(44)	58
Delaware Ivy VIP Balanced (b)	119	(3)	116	117	(2)	115
Delaware Ivy VIP Energy (b)	96	—	96	153	(500)	(347)
Delaware Ivy VIP Global Equity Income (b)	24	—	24	24	—	24
Delaware Ivy VIP Global Growth (b)	264	(5)	259	258	(2)	256
Delaware Ivy VIP Growth (b)	11	(2)	9	10	(1)	9
Delaware Ivy VIP High Income (b)	838	(15)	823	215	(1,060)	(845)
Delaware Ivy VIP International Core Equity (b)	153	(18)	135	1,430	(7,484)	(6,054)
Delaware Ivy VIP Limited-Term Bond (b)	964	(1,381)	(417)	958	(1,835)	(877)
Delaware Ivy VIP Mid Cap Growth (b)	674	(5)	669	552	(2)	550
Delaware Ivy VIP Natural Resources (b)	19	(2)	17	23	(577)	(554)
Delaware Ivy VIP Science And Technology (b)	86	(632)	(546)	442	(4,100)	(3,658)
Delaware Ivy VIP Securian Real Estate Securities (b)	—	—	—	2	(282)	(280)
Delaware Ivy VIP Small Cap Growth (b)	136	(29)	107	13,623	(14,139)	(516)
Delaware Ivy VIP Smid Cap Core (b)	46	(198)	(152)	237	(1)	236
Dimensional VA Global Bond Portfolio	46	(1,002)	(956)	184	(8,161)	(7,977)
Dimensional VA International Small Portfolio	1,135	(149)	986	5,345	(5,032)	313
Dimensional VA International Value Portfolio	9,382	(5,290)	4,092	518	(4,068)	(3,550)
Dimensional VA Short-Term Fixed Portfolio	113	(3,955)	(3,842)	166	(4,463)	(4,297)
Dimensional VA U.S. Large Value Portfolio	5,122	(8,926)	(3,804)	15,398	(25,125)	(9,727)

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Dimensional VA U.S. Targeted Value Portfolio	14,569	(1,529)	13,040	44	(7,212)	(7,168)
DWS Core Equity VIP	216	(1)	215	2,499	(2,818)	(319)
DWS Global Small Cap VIP	196	—	196	192	—	192
DWS Small Mid Cap Value VIP	928	(1)	927	—	—	—
Eaton Vance VT Floating-Rate Income	1,450	(10)	1,440	275	(821)	(546)
Federated Hermes Fund for U.S. Government Securities II	1,525	(1,529)	(4)	4,423	(18,360)	(13,937)
Federated Hermes High Income Bond II	2,164	(2,887)	(723)	7,636	(3,578)	4,058
Fidelity® VIP Balanced	4,341	(188)	4,153	1,005	(11,464)	(10,459)
Fidelity® VIP Contrafund	10,438	(10,243)	195	14,660	(23,217)	(8,557)
Fidelity® VIP Disciplined Small Cap	1,114	(3)	1,111	41	(1)	40
Fidelity® VIP Emerging Markets	1,075	(1,984)	(909)	6,123	(3,445)	2,678
Fidelity® VIP Growth & Income	5,286	(335)	4,951	6,163	(73)	6,090
Fidelity® VIP Growth Opportunities	7,628	(6,296)	1,332	21,047	(19,928)	1,119
Fidelity® VIP High Income	104	(2)	102	5,985	(7,615)	(1,630)
Fidelity® VIP Index 500	24,903	(14,957)	9,946	32,578	(26,080)	6,498
Fidelity® VIP Investment Grade Bond	82,469	(77,244)	5,225	44,166	(35,997)	8,169
Fidelity® VIP Mid Cap	733	(12,353)	(11,620)	15,206	(5,773)	9,433
Fidelity® VIP Overseas	185	(1)	184	186	(85)	101
Fidelity® VIP Real Estate	560	(1,760)	(1,200)	1,187	(1,759)	(572)
Fidelity® VIP Strategic Income	2,258	(63)	2,195	575	(1,649)	(1,074)
Franklin DynaTech VIP (b)	41	(2,979)	(2,938)	984	(156)	828
Franklin Growth and Income VIP Fund	437	(1)	436	444	(1,504)	(1,060)
Franklin Income VIP Fund	2,764	(55)	2,709	2,468	(1,962)	506
Franklin Large Cap Growth VIP Fund	724	—	724	11,771	(11,771)	—
Franklin Mutual Global Discovery VIP Fund	285	(6,755)	(6,470)	466	(872)	(406)
Franklin Mutual Shares VIP Fund	850	(6)	844	112	(3)	109
Franklin Rising Dividends VIP Fund	7,654	(7)	7,647	417	(3)	414

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Small Cap Value VIP Fund	3,897	(6,978)	(3,081)	1,662	(11,304)	(9,642)
Franklin Small-Mid Cap Growth VIP Fund	2,653	(6,853)	(4,200)	12,004	(2,015)	9,989
Franklin Strategic Income VIP Fund	119	(1)	118	115	—	115
Franklin U.S. Government Securities VIP Fund	1,112	(59)	1,053	29,327	(11,389)	17,938
Goldman Sachs VIT Growth Opportunities	482	(424)	58	4,344	(120)	4,224
Goldman Sachs VIT High Quality Floating Rate	643	(1,901)	(1,258)	681	(3,650)	(2,969)
Goldman Sachs VIT International Equity Insights	32	(2)	30	1,070	(1,751)	(681)
Goldman Sachs VIT Mid Cap Value	1,822	(1)	1,821	256	—	256
Goldman Sachs VIT Small Cap Equity Insights	—	—	—	5	(912)	(907)
Guggenheim VIF All Cap Value	2,230	(39,779)	(37,549)	1,733	(7,063)	(5,330)
Guggenheim VIF Floating Rate Strategies	645	(113)	532	2,474	(2,517)	(43)
Guggenheim VIF Global Managed Futures Strategy	335	(322)	13	5,865	(6,392)	(527)
Guggenheim VIF High Yield	80	(28)	52	86	(1,639)	(1,553)
Guggenheim VIF Large Cap Value	5,763	(2,471)	3,292	22,186	(19,953)	2,233
Guggenheim VIF Long Short Equity	3,336	(3,079)	257	1,212	(2,678)	(1,466)
Guggenheim VIF Multi-Hedge Strategies	18,395	(4,820)	13,575	3,235	(3,800)	(565)
Guggenheim VIF Small Cap Value	595	(714)	(119)	297	(566)	(269)
Guggenheim VIF SMid Cap Value	374	(344)	30	41	(559)	(518)
Guggenheim VIF StylePlus Large Core	28	(128)	(100)	31	(16)	15
Guggenheim VIF StylePlus Large Growth	2,099	(2,050)	49	56	(9)	47
Guggenheim VIF StylePlus Mid Growth	177	(649)	(472)	1,112	(2,436)	(1,324)
Guggenheim VIF StylePlus Small Growth	613	(613)	—	—	(11,594)	(11,594)
Guggenheim VIF Total Return Bond	4,757	(2,277)	2,480	9,885	(16,520)	(6,635)
Guggenheim VIF World Equity Income	635	(879)	(244)	1,147	(1,634)	(487)
Invesco Oppenheimer V.I. International Growth Fund	1,107	(1,756)	(649)	9,921	(529)	9,392
Invesco V.I. American Franchise Series I	2,152	(2,521)	(369)	3,397	(5,055)	(1,658)
Invesco V.I. American Value	892	—	892	6	—	6
Invesco V.I. Balanced-Risk Allocation	146	(6)	140	141	(2)	139
Invesco V.I. Comstock	6,512	(82)	6,430	—	—	—
Invesco V.I. Core Equity	100	—	100	3,297	(208)	3,089

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Discovery Mid Cap Growth (b)	415	—	415	1,063	(1,063)	—
Invesco V.I. Equity and Income (c)	1,763	(228)	1,535	133	(1,557)	(1,424)
Invesco V.I. Global (b)	225	(27)	198	319	(5,063)	(4,744)
Invesco V.I. Global Real Estate	166	(6)	160	258	(2,260)	(2,002)
Invesco V.I. Global Strategic Income (b)	1,467	(47)	1,420	403	(44)	359
Invesco V.I. Government Securities	9	(74)	(65)	7,822	(8,248)	(426)
Invesco V.I. Health Care	49	(6)	43	84	(1,821)	(1,737)
Invesco V.I. International Growth	1,171	(15,843)	(14,672)	34,332	(51,697)	(17,365)
Invesco V.I. Main Street Mid Cap Fund® (b)	616	(24,364)	(23,748)	20,176	(9,277)	10,899
Invesco V.I. Main Street Small Cap Fund® (b)	3,786	(4,959)	(1,173)	4,137	(15,170)	(11,033)
Invesco V.I. Managed Volatility (c)	20	(2,009)	(1,989)	61	(134)	(73)
Invesco V.I. S&P 500 Index	818	—	818	4,308	(6,798)	(2,490)
Invesco V.I. Small Cap Equity	115	(282)	(167)	420	(1,292)	(872)
Janus Henderson VIT Enterprise	436	(492)	(56)	798	(6,422)	(5,624)
Janus Henderson VIT Forty	423	(4,602)	(4,179)	4,244	(1,924)	2,320
Janus Henderson VIT Mid Cap Value	1,891	(355)	1,536	697	(312)	385
Janus Henderson VIT Overseas	1,479	(5)	1,474	152	(2)	150
Janus Henderson VIT Research	170	(8,795)	(8,625)	7,657	(7,795)	(138)
JPMorgan Insurance Trust Core Bond Portfolio	2,032	(17)	2,015	1,337	(8,023)	(6,686)
JPMorgan Insurance Trust Small Cap Core Portfolio	108	(11)	97	389	(9,831)	(9,442)
Lord Abbett Series Bond-Debenture VC	1,579	(563)	1,016	1,754	(8,505)	(6,751)
Lord Abbett Series Developing Growth VC	157	(15)	142	154	(12)	142
Lord Abbett Series Growth and Income VC	182	(22)	160	275	(3,651)	(3,376)
Lord Abbett Series Growth Opportunities VC	73	(309)	(236)	1,115	(7)	1,108
Lord Abbett Series Total Return VC	473	(1,308)	(835)	2,181	(16,205)	(14,024)
MFS® VIT Emerging Markets Equity	138	(42)	96	140	(1,044)	(904)
MFS® VIT Global Tactical Allocation	188	(1)	187	186	—	186

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT II Research International	329	(2)	327	5,446	(5,126)	320
MFS® VIT International Intrinsic Value	1,829	(687)	1,142	1,834	(14,065)	(12,231)
MFS® VIT New Discovery	400	(64)	336	133	(8,354)	(8,221)
MFS® VIT Research	90	—	90	88	—	88
MFS® VIT Total Return	93	(39)	54	91	—	91
MFS® VIT Utilities	167	(7,309)	(7,142)	1,155	(333)	822
Morgan Stanley VIF Emerging Markets Equity	339	(899)	(560)	347	(186)	161
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	69	(7)	62	67	(6)	61
Morningstar Balanced ETF Asset Allocation Portfolio	3,667	(266)	3,401	3,576	(238)	3,338
Morningstar Conservative ETF Asset Allocation Portfolio	3,719	(365)	3,354	17,983	(2,334)	15,649
Morningstar Growth ETF Asset Allocation Portfolio	1,240	(203)	1,037	1,216	(193)	1,023
Morningstar Income and Growth ETF Asset Allocation Portfolio	198	(101)	97	193	(11)	182
Neuberger Berman AMT Sustainable Equity	520	(848)	(328)	541	(941)	(400)
PIMCO VIT All Asset	173	(40)	133	171	(47)	124
PIMCO VIT CommodityRealReturn Strategy	915	(3,321)	(2,406)	967	(5,385)	(4,418)
PIMCO VIT Emerging Markets Bond	1,633	(678)	955	1,037	(3,033)	(1,996)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	91	(1)	90	92	(783)	(691)
PIMCO VIT High Yield	4	(2)	2	16	(2,047)	(2,031)
PIMCO VIT International Bond Portfolio (Unhedged)	1,521	(459)	1,062	721	(674)	47
PIMCO VIT Low Duration Administrative	123,590	(149,993)	(26,403)	37,918	(19,279)	18,639
PIMCO VIT Low Duration Advisor	26,845	(24,398)	2,447	8,524	(17,326)	(8,802)
PIMCO VIT Real Return Administrative	6,827	(9,189)	(2,362)	16,506	(17,469)	(963)
PIMCO VIT Real Return Advisor	5,387	(1,111)	4,276	1,928	(16,623)	(14,695)
PIMCO VIT Short-Term	57,698	(56,522)	1,176	6,937	(41,353)	(34,416)
PIMCO VIT Total Return Administrative	119,438	(29,979)	89,459	17,895	(26,547)	(8,652)
PIMCO VIT Total Return Advisor	7,770	(170)	7,600	9,586	(26,443)	(16,857)

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Bond VCT	1,252	(1,972)	(720)	1,248	(668)	580
Pioneer Equity Income VCT	25	(11)	14	26	—	26
Pioneer Real Estate Shares VCT	44	(5,832)	(5,788)	6,095	(249)	5,846
Pioneer Strategic Income VCT	467	(21)	446	5,309	(4,869)	440
Probabilities Fund	605	(81)	524	638	(4,291)	(3,653)
Putnam VT Growth Opportunities	382	(353)	29	2,143	(47)	2,096
Putnam VT Income	529	(5,990)	(5,461)	12,672	(8,008)	4,664
Putnam VT Large Cap Value (b)	1,344	(275)	1,069	5,878	(8,380)	(2,502)
Putnam VT Multi-Asset Absolute Return	184	(80)	104	182	(95)	87
Putnam VT Small Cap Growth	54	(4)	50	3,083	(2,263)	820
Rydex VIF Banking	228	(425)	(197)	1,374	(7,492)	(6,118)
Rydex VIF Basic Materials	2,142	(3,401)	(1,259)	7,711	(7,244)	467
Rydex VIF Biotechnology	7,550	(1,905)	5,645	2,707	(15,637)	(12,930)
Rydex VIF Commodities Strategy	50,287	(3,247)	47,040	1,092	(2,274)	(1,182)
Rydex VIF Consumer Products	140	(1,036)	(896)	748	(4,180)	(3,432)
Rydex VIF Dow 2x Strategy (d)	111	(23)	88	161	(3,414)	(3,253)
Rydex VIF Electronics	666	(1,147)	(481)	573	(9,590)	(9,017)
Rydex VIF Energy	3,031	(2,496)	535	3,584	(1,774)	1,810
Rydex VIF Energy Services	352	(694)	(342)	363	(112)	251
Rydex VIF Europe 1.25x Strategy (d)	—	—	—	1	(164)	(163)
Rydex VIF Financial Services	92	(615)	(523)	212	(9,335)	(9,123)
Rydex VIF Government Long Bond 1.2x Strategy (d)	1,079	(1,593)	(514)	3,448	(5,469)	(2,021)
Rydex VIF Health Care	920	(6,734)	(5,814)	1,569	(15,563)	(13,994)
Rydex VIF Internet	339	(1,065)	(726)	9,418	(20,957)	(11,539)
Rydex VIF Inverse Government Long Bond Strategy (d)	7,956	(10,884)	(2,928)	3,081	(11,607)	(8,526)
Rydex VIF Inverse Russell 2000® Strategy (d)	41	(80)	(39)	42	(39)	3
Rydex VIF Inverse S&P 500 Strategy (d)	133	(9)	124	36,666	(36,541)	125

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Japan 2x Strategy (d)	142	(19)	123	139	(19)	120
Rydex VIF Leisure	1,089	(5)	1,084	121	(3,170)	(3,049)
Rydex VIF Mid-Cap 1.5x Strategy (d)	202	(130)	72	106	(43)	63
Rydex VIF Money Market	93,056	(360,431)	(267,375)	871,559	(641,595)	229,964
Rydex VIF NASDAQ-100®	5,214	(3,920)	1,294	8,168	(19,202)	(11,034)
Rydex VIF NASDAQ-100® 2x Strategy (d)	110	(113)	(3)	16	(573)	(557)
Rydex VIF Nova(d)	50	(129)	(79)	146	(3,743)	(3,597)
Rydex VIF Precious Metals	992	(456)	536	2,234	(19,730)	(17,496)
Rydex VIF Real Estate	722	(1,710)	(988)	5,514	(14,748)	(9,234)
Rydex VIF Retailing	1,717	(204)	1,513	2,893	(7,147)	(4,254)
Rydex VIF Russell 2000® 1.5x Strategy (d)	203	(428)	(225)	303	(84)	219
Rydex VIF Russell 2000® 2x Strategy (d)	1	—	1	—	—	—
Rydex VIF S&P 500 2x Strategy (d)	547	(363)	184	756	(2,725)	(1,969)
Rydex VIF S&P 500 Pure Growth	3,648	(8,450)	(4,802)	20,157	(37,036)	(16,879)
Rydex VIF S&P 500 Pure Value	2,664	(10,500)	(7,836)	42,267	(47,572)	(5,305)
Rydex VIF S&P MidCap 400 Pure Growth	1,702	(1,453)	249	2,186	(3,302)	(1,116)
Rydex VIF S&P MidCap 400 Pure Value	1,674	(1,569)	105	678	(2,549)	(1,871)
Rydex VIF S&P SmallCap 600 Pure Growth	4,746	(5,841)	(1,095)	1,139	(16,477)	(15,338)
Rydex VIF S&P SmallCap 600 Pure Value	2,370	(24,885)	(22,515)	2,635	(3,823)	(1,188)
Rydex VIF Strengthening Dollar 2x Strategy (d)	20	(103)	(83)	1,813	(1,871)	(58)
Rydex VIF Technology	42,399	(3,457)	38,942	14,622	(24,760)	(10,138)
Rydex VIF Telecommunications	—	—	—	84	(4,152)	(4,068)
Rydex VIF Transportation	961	(14)	947	846	(17)	829
Rydex VIF Utilities	235	(165)	70	5,797	(11,563)	(5,766)
Rydex VIF Weakening Dollar 2x Strategy (d)	1,589	(6,328)	(4,739)	7,082	(2,343)	4,739
T. Rowe Price Blue Chip Growth	46,378	(4,437)	41,941	62,363	(58,176)	4,187
T. Rowe Price Equity Income	1,727	(1,762)	(35)	1,561	(4,798)	(3,237)
T. Rowe Price Health Sciences	1,802	(31)	1,771	1,969	(2,902)	(933)

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Limited-Term Bond	253	(5)	248	248	(648)	(400)
Templeton Developing Markets VIP Fund	23,800	(11,321)	12,479	20,983	(35,365)	(14,382)
Templeton Foreign VIP Fund	12,442	(30,539)	(18,097)	63,853	(19,536)	44,317
Templeton Global Bond VIP Fund	1,993	(2,309)	(316)	1,686	(17,822)	(16,136)
VanEck VIP Global Gold	821	(5,147)	(4,326)	5,146	(73)	5,073
VanEck VIP Global Resources (b)	1,883	(800)	1,083	510	(766)	(256)
Vanguard® VIF Balanced	563	(258)	305	10,703	(1,009)	9,694
Vanguard® VIF Capital Growth	3,039	(1,160)	1,879	731	—	731
Vanguard® VIF Conservative Allocation	465	—	465	510	(11,657)	(11,147)
Vanguard® VIF Diversified Value	9,494	(2)	9,492	—	—	—
Vanguard® VIF Equity Income	6,983	(3,365)	3,618	7,919	(646)	7,273
Vanguard® VIF Equity Index	9,987	(576)	9,411	20,927	(96)	20,831
Vanguard® VIF Global Bond Index	30	—	30	29	(1)	28
Vanguard® VIF Growth	386	(271)	115	1,551	(324)	1,227
Vanguard® VIF High Yield Bond	2,804	(21)	2,783	12,660	(4)	12,656
Vanguard® VIF International	6,269	(5,169)	1,100	16,744	(15,306)	1,438
Vanguard® VIF Mid-Cap Index	3,279	(586)	2,693	7,170	(29)	7,141
Vanguard® VIF Moderate Allocation	86,512	(484)	86,028	571	(11,046)	(10,475)
Vanguard® VIF Real Estate Index	6,436	(15)	6,421	2,821	(14)	2,807
Vanguard® VIF Short Term Investment Grade	87,085	(88,719)	(1,634)	6,099	(7,866)	(1,767)
Vanguard® VIF Small Company Growth (d)	136	(25)	111	134	(25)	109
Vanguard® VIF Total Bond Market Index	14,972	(3,228)	11,744	42,533	(6,743)	35,790
Vanguard® VIF Total International Stock Market Index	3,707	(20)	3,687	5,636	—	5,636
Vanguard® VIF Total Stock Market Index	3,583	(42,766)	(39,183)	18,145	(6,472)	11,673
Virtus Duff & Phelps Real Estate Securities Series	177	(1,132)	(955)	275	(4,333)	(4,058)
Virtus KAR Small-Cap Growth Series	9,394	(4,321)	5,073	14,372	(15,031)	(659)
Virtus Newfleet Multi-Sector Intermediate Bond Series	190	(1)	189	5,400	(15,001)	(9,601)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Virtus SGA International Growth Series	814	(1,995)	(1,181)	855	(2,025)	(1,170)
Voya MidCap Opportunities Portfolio	97	(11)	86	96	(10)	86
VY Clarion Global Real Estate Portfolio	82	(44)	38	80	(82)	(2)
VY Clarion Real Estate Portfolio	49	(3)	46	4,799	(4,893)	(94)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
7Twelve Balanced Portfolio
2021	56,743	10.03	10.93	570,235	0.01	0.25	1.25	9.02	10.29
2020	4,328	9.20	10.05	40,586	0.01	0.25	1.45	0.77	2.03
2019	8,146	9.13	9.85	77,319	1.53	0.25	1.45	10.13	11.43
2018	8,520	8.29	8.84	72,819	1.00	0.25	1.45	(12.46)	(11.42)
2017	8,624	9.46	9.98	83,628	0.67	0.25	1.45	4.32	4.82
AB VPS Growth and Income
2021	2,000	16.89	16.89	33,781	0.01	1.25	1.25	22.30	22.30
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
2019	1,884	14.10	17.18	26,552	1.04	0.25	1.45	18.19	19.64
2018	1,828	11.93	14.36	21,796	0.78	0.25	1.45	(9.89)	(8.83)
2017	1,774	13.24	15.75	23,491	—	0.25	1.45	13.36	14.80
AB VPS Small/Mid Cap Value
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
2019	1,781	12.23	14.88	26,128	0.19	0.25	1.45	14.73	16.07
2018	6,636	10.66	12.82	84,032	0.19	0.25	1.45	(19.06)	(17.98)
2017	10,015	13.17	15.63	147,336	0.39	0.25	1.45	7.95	9.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Capital World Growth and Income (b)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.25	9.52	10.85
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10
2019	11,648	12.45	13.33	150,886	1.84	0.25	1.45	25.00	26.47
2018	11,304	9.96	10.54	116,296	1.79	0.25	1.45	(13.84)	(12.75)
2017	7,488	11.56	12.08	89,804	3.64	0.25	1.45	20.42	21.77
AFIS U.S. Government Securities (b)
2021	92,699	8.60	8.60	797,314	0.01	1.25	1.25	(5.18)	(5.18)
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
2019	22,800	8.67	9.28	197,827	2.11	0.25	1.45	0.58	1.75
2018	17,027	8.62	9.12	147,209	1.45	0.25	1.45	(3.90)	(2.67)
2017	27,464	8.97	9.37	246,781	1.04	0.25	1.45	(3.13)	(1.99)
AFIS Washington Mutual Investors (b)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.25	22.00	23.46
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
2019	47,729	12.71	13.61	616,034	1.94	0.25	1.45	15.76	17.13
2018	46,320	10.98	11.62	514,922	1.92	0.25	1.45	(12.86)	(11.84)
2017	44,312	12.60	13.18	564,093	1.91	0.25	1.45	11.60	13.04
Alger Capital Appreciation (d)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.25	13.67	15.05
2020	37,630	24.58	31.63	1,032,920	—	0.25	1.45	35.20	36.87
2019	37,781	18.18	23.11	762,913	—	0.25	1.45	27.49	28.96
2018	37,805	14.26	17.92	597,220	—	0.25	1.45	(4.74)	(3.55)
2017	30,362	14.97	18.58	514,531	—	0.25	1.45	25.06	26.57

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Alger Large Cap Growth (d)
2021	1,275	27.41	32.53	39,094	—	0.25	1.25	6.70	8.00
2020	6,155	25.69	30.69	163,525	—	0.25	1.45	59.37	61.27
2019	447	16.12	19.03	7,209	—	0.25	1.45	21.39	22.85
2018	3,248	13.28	15.49	43,129	—	0.25	1.45	(2.71)	(1.53)
2017	424	13.65	15.73	5,791	—	0.25	1.45	22.42	23.86
Allspring Omega Growth VT (b)
2021	4,785	25.99	25.99	124,345	—	1.25	1.25	9.94	9.94
2020	3,944	23.64	29.85	93,203	—	0.25	1.45	36.96	38.58
2019	3,827	17.26	21.54	66,048	—	0.25	1.45	31.06	32.72
2018	3,731	13.17	16.23	49,174	—	0.25	1.45	(4.08)	(2.93)
2017	6,528	13.73	16.72	89,697	0.01	0.25	1.45	28.68	30.22
Allspring Opportunity VT (b)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16
2019	7,273	14.61	19.00	137,478	0.28	0.25	1.45	25.73	27.26
2018	6,968	11.62	15.04	104,661	0.19	0.25	1.45	(11.23)	(10.11)
2017	7,794	13.09	16.93	131,774	0.61	0.25	1.45	15.23	16.56
ALPS/Alerian Energy Infrastructure
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.25	31.68	33.45
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
2019	17,267	7.63	8.29	138,825	1.73	0.25	1.45	15.26	16.60
2018	16,821	6.62	7.11	116,551	1.53	0.25	1.45	(22.48)	(21.61)
2017	23,168	8.54	9.07	206,160	1.57	0.25	1.45	(5.22)	(4.02)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Disciplined Core Value
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.25	17.98	19.42
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
2019	8,729	13.73	18.63	159,845	1.90	0.25	1.45	18.36	19.81
2018	9,910	11.60	15.55	151,784	1.92	0.25	1.45	(11.25)	(10.17)
2017	9,140	13.07	17.31	156,153	2.10	0.25	1.45	15.05	16.41
American Century VP Inflation Protection
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
2019	3,435	8.41	8.52	28,883	2.35	0.25	1.45	4.05	5.32
2018	3,334	7.99	8.14	26,642	5.80	0.25	1.45	(6.97)	(5.93)
2017	—	8.51	8.75	—	—	0.25	1.45	(0.91)	0.35
American Century VP International
2021	4,758	13.31	13.31	63,319	0.00	1.25	1.25	3.90	3.90
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63
2019	5,534	10.66	11.88	60,066	0.63	0.25	1.45	22.53	24.01
2018	4,348	8.70	9.58	37,832	0.90	0.25	1.45	(18.99)	(17.98)
2017	2,428	10.74	11.68	26,084	—	0.25	1.45	25.17	26.68
American Century VP Mid Cap Value (d)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.25	17.68	19.12
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
2019	3,047	14.16	18.79	51,989	1.95	0.25	1.45	23.34	24.93
2018	2,967	11.48	15.04	40,739	0.97	0.25	1.45	(16.75)	(15.79)
2017	8,778	13.79	17.86	128,458	1.51	0.25	1.45	6.57	7.92
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Value
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.25	18.91	20.34
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
2019	2,439	13.16	17.66	37,876	1.98	0.25	1.45	21.40	22.89
2018	2,367	10.84	14.37	30,088	1.53	0.25	1.45	(13.28)	(12.22)
2017	2,522	12.50	16.37	36,257	1.96	0.25	1.45	3.82	5.14
American Funds IS® Asset Allocation
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.25	9.86	11.18
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
2019	40,061	11.92	12.76	482,284	1.83	0.25	1.45	15.73	17.06
2018	35,477	10.30	10.90	368,904	1.56	0.25	1.45	(9.01)	(7.86)
2017	31,684	11.32	11.83	361,166	2.19	0.25	1.45	10.87	12.13
American Funds IS® Capital World Bond
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.25	(9.37)	(8.12)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
2019	11,298	8.34	8.94	99,652	1.42	0.25	1.45	2.84	4.07
2018	10,963	8.11	8.59	93,114	1.88	0.25	1.45	(5.92)	(4.66)
2017	11,666	8.62	9.01	103,954	0.37	0.25	1.45	1.89	3.21
American Funds IS® Global Growth
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.25	11.12	12.39
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99
2019	19,405	13.87	14.85	272,025	0.96	0.25	1.45	29.02	30.49
2018	19,332	10.75	11.38	209,628	0.84	0.25	1.45	(13.24)	(12.12)
2017	3,676	12.39	12.95	47,057	0.79	0.25	1.45	25.40	26.96
American Funds IS® Global Small Capitalization
2021	7,946	14.86	14.86	118,077	—	1.25	1.25	1.78	1.78
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
2019	494	11.80	12.63	5,827	—	0.25	1.45	25.53	27.06
2018	468	9.40	9.94	4,394	0.06	0.25	1.45	(14.70)	(13.72)
2017	484	11.02	11.52	5,338	0.26	0.25	1.45	20.17	21.65

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.25	16.39	17.80
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
2019	18,264	16.31	17.47	300,453	0.57	0.25	1.45	24.69	26.23
2018	18,657	13.08	13.84	246,077	0.28	0.25	1.45	(4.80)	(3.69)
2017	8,942	13.74	14.37	124,589	0.62	0.25	1.45	22.35	23.88
American Funds IS® Growth-Income
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.25	18.42	19.87
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
2019	26,511	14.29	15.30	385,683	1.75	0.25	1.45	20.39	21.82
2018	21,538	11.87	12.56	256,635	1.58	0.25	1.45	(6.31)	(5.21)
2017	11,814	12.67	13.25	150,520	1.90	0.25	1.45	16.67	18.20
American Funds IS® International
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.25	(5.98)	(4.83)
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
2019	8,875	10.31	11.05	92,669	1.06	0.25	1.45	17.29	18.82
2018	13,987	8.79	9.30	123,745	1.74	0.25	1.45	(17.23)	(16.22)
2017	11,004	10.62	11.10	117,538	1.44	0.25	1.45	26.13	27.73
American Funds IS® International Growth and Income
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.25	0.53	1.68
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39
2019	12,258	9.37	10.03	120,803	2.38	0.25	1.45	17.13	18.56
2018	11,904	8.00	8.46	99,269	2.32	0.25	1.45	(15.34)	(14.29)
2017	9,445	9.45	9.87	92,117	2.15	0.25	1.45	19.32	20.66
American Funds IS® New World
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.25	0.08	1.30
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
2019	11,143	10.40	11.14	118,913	0.81	0.25	1.45	23.22	24.75
2018	9,305	8.44	8.93	80,498	0.69	0.25	1.45	(17.98)	(17.01)
2017	9,410	10.29	10.76	98,508	0.88	0.25	1.45	23.38	24.97

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Advantage Large Cap Core V.I.
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.25	22.50	23.99
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
2019	9,225	15.56	19.24	170,170	1.21	0.25	1.45	22.91	24.45
2018	9,262	12.66	15.46	137,829	2.82	0.25	1.45	(9.64)	(8.57)
2017	—	14.01	16.91	—	—	0.25	1.45	16.65	18.09
BlackRock Basic Value V.I.
2021	2,226	14.05	14.05	31,239	0.01	1.25	1.25	16.02	16.02
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
2019	3,552	12.28	15.87	43,592	2.04	0.25	1.45	18.19	19.59
2018	4,192	10.39	13.27	43,537	1.40	0.25	1.45	(12.17)	(11.06)
2017	5,378	11.83	14.92	63,604	2.00	0.25	1.45	3.32	4.56
BlackRock Equity Dividend V.I.
2021	15,200	16.00	16.00	243,284	0.01	1.25	1.25	15.11	15.11
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
2019	17,084	14.04	17.67	239,933	1.85	0.25	1.45	21.88	23.39
2018	16,590	11.52	14.32	191,112	1.82	0.25	1.45	(11.45)	(10.39)
2017	16,108	13.01	15.98	209,589	1.54	0.25	1.45	11.48	12.77
BlackRock Global Allocation V.I.
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.25	1.76	2.99
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78
2019	11,964	10.32	11.38	126,235	0.89	0.25	1.45	12.66	14.03
2018	23,953	9.16	9.98	221,610	0.84	0.25	1.45	(11.67)	(10.57)
2017	26,183	10.37	11.16	273,471	1.21	0.25	1.45	8.81	10.06
BlackRock High Yield V.I.
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.25	0.65	1.80
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
2019	65,310	10.49	11.40	712,147	5.30	0.25	1.45	9.84	11.22
2018	63,784	9.55	10.25	629,384	4.65	0.25	1.45	(7.19)	(6.05)
2017	42,678	10.29	10.91	456,048	4.63	0.25	1.45	2.39	3.71

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Large Cap Focus Growth V.I.
2021	4,281	29.70	29.70	127,380	—	1.25	1.25	12.63	12.63
2020	4,165	26.37	32.80	110,007	—	0.25	1.45	37.20	38.81
2019	5,567	19.22	23.63	107,140	—	0.25	1.45	26.53	28.15
2018	12,037	15.19	18.44	182,910	—	0.25	1.45	(1.68)	(0.54)
2017	10,666	15.45	18.54	164,888	—	0.25	1.45	23.60	25.10
BNY Mellon IP Small Cap Stock Index
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.25	20.67	22.14
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
2019	5,376	13.77	16.97	82,888	0.81	0.25	1.45	16.89	18.34
2018	4,670	11.78	14.34	60,624	1.20	0.25	1.45	(12.93)	(11.86)
2017	12,164	13.53	16.27	177,675	0.57	0.25	1.45	7.47	8.76
BNY Mellon IP Technology Growth
2021	7,527	32.39	36.66	245,094	—	0.25	1.25	7.72	9.04
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
2019	11,190	18.54	20.79	207,472	—	0.25	1.45	20.08	21.51
2018	14,836	15.44	17.11	229,128	—	0.25	1.45	(5.62)	(4.47)
2017	11,996	16.36	17.91	196,226	—	0.25	1.45	36.11	37.88
Delaware Ivy VIP Asset Strategy (b)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
2019	3,370	9.96	11.42	37,811	2.21	0.25	1.45	16.49	17.85
2018	3,316	8.55	9.69	31,628	1.96	0.25	1.45	(9.62)	(8.41)
2017	3,263	9.46	10.58	34,074	1.61	0.25	1.45	13.16	14.50
(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Balanced (b)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.25	10.95	12.26
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
2019	3,817	11.81	14.59	47,351	1.75	0.25	1.45	16.82	18.14
2018	3,714	10.11	12.35	39,363	1.62	0.25	1.45	(7.50)	(6.30)
2017	3,613	10.93	13.18	41,292	1.61	0.25	1.45	6.53	7.77
Delaware Ivy VIP Energy (b)
2021	1,154	3.75	3.75	4,322	0.02	1.25	1.25	35.87	35.87
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)
2019	1,405	4.29	4.57	6,417	—	0.25	1.45	(1.08)	0.23
2018	1,343	4.29	4.62	6,199	—	0.25	1.45	(36.97)	(36.31)
2017	2,312	6.74	7.33	16,959	0.50	0.25	1.45	(16.51)	(15.47)
Delaware Ivy VIP Global Equity Income (b)
2021	825	13.31	13.31	10,987	0.02	1.25	1.25	11.85	11.85
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
2019	777	12.07	14.16	9,375	2.82	0.25	1.45	17.87	19.19
2018	754	10.24	11.88	7,725	1.70	0.25	1.45	(15.58)	(14.53)
2017	732	12.13	13.90	8,876	1.24	0.25	1.45	10.57	11.92
Delaware Ivy VIP Global Growth (b)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.25	12.69	14.14
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
2019	8,412	12.57	14.02	108,492	0.66	0.25	1.45	20.40	21.91
2018	8,164	10.44	11.50	87,165	0.23	0.25	1.45	(10.39)	(9.23)
2017	2,134	11.65	12.67	26,680	0.05	0.25	1.45	19.12	20.55

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Growth (b)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86
2020	346	24.24	30.93	10,524	—	0.25	1.45	24.82	26.35
2019	337	19.42	24.48	8,127	—	0.25	1.45	30.69	32.25
2018	328	14.86	18.51	5,997	0.03	0.25	1.45	(2.24)	(1.02)
2017	320	15.20	18.70	5,911	0.25	0.25	1.45	23.68	25.25
Delaware Ivy VIP High Income (b)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.25	1.46	2.72
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
2019	5,651	10.11	12.76	63,132	6.63	0.25	1.45	6.31	7.59
2018	5,446	9.51	11.86	56,987	9.18	0.25	1.45	(6.40)	(5.20)
2017	5,044	10.16	12.51	58,024	10.76	0.25	1.45	2.01	3.22
Delaware Ivy VIP International Core Equity (b)
2021	3,610	11.73	11.73	42,353	0.01	1.25	1.25	9.22	9.22
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74
2019	9,529	10.48	10.70	100,052	1.56	0.25	1.45	13.54	14.93
2018	10,662	9.17	9.31	98,132	1.83	0.25	1.45	(21.38)	(20.50)
2017	9,802	11.55	11.74	114,350	0.71	0.25	1.45	17.75	19.25
Delaware Ivy VIP Limited-Term Bond (b)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
2019	32,626	8.33	8.82	282,742	1.84	0.25	1.45	(0.24)	0.92
2018	32,859	8.35	8.74	282,808	0.17	0.25	1.45	(3.69)	(2.46)
2017	1,841	8.67	8.96	16,273	0.24	0.25	1.45	(3.02)	(1.86)

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Mid Cap Growth (b)
2021	5,717	25.04	30.41	157,996	—	0.25	1.25	11.29	12.63
2020	5,048	22.50	27.51	123,403	—	0.25	1.45	42.50	44.26
2019	4,498	15.79	19.07	76,101	—	0.25	1.45	31.91	33.54
2018	4,366	11.97	14.28	55,741	—	0.25	1.45	(4.39)	(3.25)
2017	4,171	12.52	14.76	60,752	—	0.25	1.45	21.32	22.80
Delaware Ivy VIP Natural Resources (b)
2021	637	5.32	5.32	3,397	0.02	1.25	1.25	21.18	21.18
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
2019	1,174	5.21	5.58	6,127	1.00	0.25	1.45	4.62	5.88
2018	1,141	4.98	5.27	5,688	0.32	0.25	1.45	(26.55)	(25.67)
2017	1,109	6.78	7.09	7,531	0.14	0.25	1.45	(1.60)	(0.42)
Delaware Ivy VIP Science And Technology (b)
2021	2,832	24.87	35.38	91,668	—	0.25	1.25	10.14	11.47
2020	3,378	22.58	31.74	99,487	—	0.25	1.45	29.47	31.05
2019	7,036	17.44	24.22	162,790	—	0.25	1.45	42.95	44.68
2018	7,500	12.20	16.74	115,572	—	0.25	1.45	(9.36)	(8.27)
2017	8,424	13.46	18.25	139,192	—	0.25	1.45	26.38	27.89
Delaware Ivy VIP Securian Real Estate Securities (b)
2021	—	15.68	20.36	—	—	0.25	1.25	37.42	39.14
2020	—	11.41	14.64	—	—	0.25	1.45	(7.39)	(6.21)
2019	280	12.32	15.61	3,448	1.63	0.25	1.45	19.03	20.45
2018	272	10.35	12.96	2,811	1.54	0.25	1.45	(9.69)	(8.60)
2017	264	11.46	14.18	3,021	1.28	0.25	1.45	0.79	2.01
(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Small Cap Growth (b)
2021	3,799	17.80	17.80	67,717	0.01	1.25	1.25	(0.50)	(0.50)
2020	3,692	17.89	19.03	66,174	—	0.25	1.45	31.64	33.26
2019	4,208	13.59	14.28	57,201	—	0.25	1.45	17.97	19.40
2018	4,490	11.52	11.96	51,713	0.48	0.25	1.45	(8.28)	(7.14)
2017	4,348	12.56	12.88	54,637	—	0.25	1.45	17.71	19.15
Delaware Ivy VIP Smid Cap Core (b)
2021	1,528	15.96	19.21	28,730	—	0.25	1.25	15.48	16.92
2020	1,680	13.82	16.74	27,109	—	0.25	1.45	2.37	3.59
2019	1,444	13.50	16.16	22,505	—	0.25	1.45	18.94	20.42
2018	1,595	11.35	13.42	20,753	0.20	0.25	1.45	(14.40)	(13.36)
2017	5,046	13.26	15.49	69,754	—	0.25	1.45	8.78	10.09
Dimensional VA Global Bond Portfolio
2021	1,467	7.67	8.32	11,413	0.01	0.25	1.65	(5.77)	(4.15)
2020	2,423	8.14	8.82	20,418	0.00	0.25	1.85	(3.33)	(1.78)
2019	10,400	8.42	8.98	91,603	2.69	0.25	1.85	(0.82)	0.90
2018	9,206	8.49	8.90	80,670	8.88	0.65	1.85	(3.08)	(1.98)
2017	259	8.76	9.08	2,326	1.76	0.65	1.85	(2.67)	(1.52)
Dimensional VA International Small Portfolio
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.65	9.08	10.93
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
2019	5,733	11.62	12.90	72,251	2.85	0.25	1.85	18.09	20.00
2018	5,255	9.84	10.75	55,408	1.20	0.65	1.85	(23.60)	(22.72)
2017	9,125	12.88	13.91	124,214	2.77	0.65	1.85	23.73	25.32

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA International Value Portfolio
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.65	12.51	14.27
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)
2019	18,794	9.48	10.25	188,908	3.68	0.25	1.85	10.36	12.14
2018	17,464	8.59	9.14	157,045	2.71	0.65	1.85	(21.05)	(20.10)
2017	17,310	10.88	11.44	195,264	3.26	0.65	1.85	19.82	21.31
Dimensional VA Short-Term Fixed Portfolio
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
2019	9,142	7.78	8.32	74,931	2.28	0.25	1.85	(2.38)	(0.72)
2018	8,904	7.97	8.38	73,802	2.13	0.65	1.85	(3.04)	(1.87)
2017	4,010	8.22	8.54	33,932	1.02	0.65	1.85	(3.97)	(2.84)
Dimensional VA U.S. Large Value Portfolio
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.65	20.98	22.96
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
2019	76,410	13.65	16.67	1,246,169	2.24	0.25	1.85	19.84	21.68
2018	73,381	11.39	13.70	985,835	2.33	0.65	1.85	(16.31)	(15.28)
2017	71,392	13.61	16.17	1,129,871	1.94	0.65	1.85	13.42	14.84
Dimensional VA U.S. Targeted Value Portfolio
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.65	33.02	35.17
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
2019	8,024	11.86	14.83	96,316	2.53	0.25	1.85	16.73	18.64
2018	821	10.16	12.50	9,220	1.07	0.65	1.85	(19.87)	(18.88)
2017	804	12.68	15.41	11,212	0.88	0.65	1.85	4.53	5.84
DWS Core Equity VIP
2021	7,305	21.43	21.43	156,563	0.00	1.25	1.25	19.52	19.52
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
2019	7,409	16.21	20.73	122,327	0.75	0.25	1.45	24.21	25.79
2018	8,099	13.05	16.48	108,938	1.81	0.25	1.45	(10.12)	(9.05)
2017	14,649	14.52	18.12	216,047	0.86	0.25	1.45	15.42	16.83

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Global Small Cap VIP
2021	6,654	11.83	11.83	78,733	0.00	1.25	1.25	9.64	9.64
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
2019	6,266	9.65	11.43	60,458	—	0.25	1.45	15.85	17.23
2018	6,082	8.33	9.75	50,666	—	0.25	1.45	(24.20)	(23.29)
2017	7,757	10.99	12.71	85,267	—	0.25	1.45	14.36	15.76
DWS Small Mid Cap Value VIP
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
2020	—	10.63	12.63	—	—	0.25	1.45	(5.43)	(4.32)
2019	—	11.24	13.20	—	—	0.25	1.45	15.76	17.13
2018	—	9.71	11.27	—	—	0.25	1.45	(20.02)	(18.98)
2017	—	12.14	13.91	—	—	0.25	1.45	5.38	6.59
Eaton Vance VT Floating-Rate Income
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
2019	4,762	9.27	9.93	46,742	4.34	0.25	1.45	2.43	3.65
2018	4,316	9.05	9.58	40,952	3.64	0.25	1.45	(4.44)	(3.23)
2017	5,731	9.47	9.90	56,316	3.58	0.25	1.45	(1.04)	0.10
Federated Hermes Fund for U.S. Government Securities II
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92
2019	38,081	8.42	9.92	330,229	1.92	0.25	1.45	1.20	2.48
2018	77,710	8.32	9.68	652,963	2.20	0.25	1.45	(3.93)	(2.81)
2017	58,327	8.66	9.96	505,810	2.39	0.25	1.45	(2.61)	(1.29)
Federated Hermes High Income Bond II
2021	34,357	10.49	15.56	441,956	0.05	0.25	1.35	(0.10)	1.08
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
2019	31,022	10.41	15.41	386,301	5.89	0.25	1.45	9.12	10.48
2018	30,875	9.54	14.11	351,889	5.91	0.25	1.45	(7.65)	(6.53)
2017	18,047	10.33	15.26	275,402	8.06	0.25	1.45	1.87	3.15

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Balanced
2021	34,512	17.39	17.39	600,170	0.01	1.25	1.25	12.85	12.85
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
2019	40,818	13.20	15.32	538,651	1.59	0.25	1.45	18.71	20.16
2018	40,917	11.12	12.75	454,850	1.44	0.25	1.45	(8.63)	(7.47)
2017	31,921	12.17	13.78	388,333	1.36	0.25	1.45	11.14	12.40
Fidelity® VIP Contrafund
2021	70,263	22.90	33.47	1,783,234	0.00	0.25	1.35	21.94	23.41
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
2019	78,625	15.08	21.99	1,387,272	0.22	0.25	1.45	25.56	27.03
2018	84,284	12.01	17.50	1,176,201	0.44	0.25	1.45	(10.71)	(9.61)
2017	88,258	13.45	19.58	1,473,509	0.76	0.25	1.45	16.25	17.66
Fidelity® VIP Disciplined Small Cap
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.25	15.21	16.53
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
2019	1,370	12.17	16.01	21,540	0.82	0.25	1.45	18.04	19.39
2018	1,329	10.31	13.41	17,539	0.65	0.25	1.45	(17.06)	(16.03)
2017	1,290	12.43	15.97	20,319	0.50	0.25	1.45	2.14	3.37
Fidelity® VIP Emerging Markets
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.25	(6.63)	(5.55)
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71
2019	13,730	11.57	11.83	159,809	1.42	0.25	1.45	23.48	25.05
2018	14,028	9.35	9.46	131,303	0.43	0.25	1.45	(21.72)	(20.84)
2017	20,640	11.83	11.97	246,463	0.64	0.25	1.45	40.66	42.43
Fidelity® VIP Growth & Income
2021	24,865	17.40	24.69	545,448	0.02	0.25	1.25	20.17	21.64
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
2019	13,824	14.07	19.50	253,771	3.46	0.25	1.45	23.96	25.56
2018	13,420	11.35	15.53	196,826	0.21	0.25	1.45	(13.09)	(12.11)
2017	15,089	13.06	17.67	252,021	1.38	0.25	1.45	11.53	12.91

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.35	6.81	8.10
2020	64,911	33.78	42.78	2,461,025	—	0.25	1.45	60.86	62.85
2019	63,792	21.00	26.27	1,520,372	—	0.25	1.45	34.36	35.97
2018	55,534	15.63	19.32	992,317	0.09	0.25	1.45	7.35	8.60
2017	53,709	14.56	17.79	885,511	0.12	0.25	1.45	28.28	29.95
Fidelity® VIP High Income
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.25	(0.20)	0.93
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
2019	5,015	10.19	10.96	51,497	5.26	0.25	1.45	9.81	11.16
2018	4,864	9.28	9.86	45,439	5.35	0.25	1.45	(7.85)	(6.72)
2017	5,598	10.07	10.57	56,631	5.34	0.25	1.45	2.23	3.42
Fidelity® VIP Index 500
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.40	22.69	24.17
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
2019	86,107	16.06	18.70	1,482,883	1.99	0.25	1.45	25.27	26.87
2018	66,899	12.82	14.74	920,576	1.69	0.25	1.45	(8.88)	(7.82)
2017	86,242	14.07	15.99	1,290,172	1.42	0.25	1.45	16.18	17.57
Fidelity® VIP Investment Grade Bond
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.35	(5.15)	(4.00)
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64
2019	81,720	9.29	11.18	831,654	2.56	0.25	1.45	4.62	5.97
2018	81,076	8.88	10.55	788,382	1.70	0.25	1.45	(5.13)	(4.00)
2017	80,810	9.36	10.99	825,550	1.94	0.25	1.45	(0.53)	0.64
Fidelity® VIP Mid Cap
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.25	19.85	21.28
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
2019	17,306	12.70	14.69	247,362	0.69	0.25	1.45	17.81	19.24
2018	18,197	10.78	12.32	216,530	0.47	0.25	1.45	(18.52)	(17.48)
2017	14,755	13.23	14.93	213,399	0.49	0.25	1.45	15.34	16.64

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Overseas
2021	5,257	13.95	13.95	73,333	0.00	1.25	1.25	14.25	14.25
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
2019	4,972	11.07	11.85	55,065	1.59	0.25	1.45	21.92	23.44
2018	4,787	9.08	9.60	43,482	1.41	0.25	1.45	(18.78)	(17.81)
2017	4,611	11.18	11.68	51,551	1.32	0.25	1.45	24.36	25.86
Fidelity® VIP Real Estate
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.25	32.63	34.27
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,941	11.72	15.26	274,578	1.63	0.25	1.45	17.55	19.03
2018	18,732	9.97	12.82	228,781	3.09	0.25	1.45	(10.50)	(9.46)
2017	13,162	11.14	14.16	175,151	1.65	0.25	1.45	(0.80)	0.50
Fidelity® VIP Strategic Income
2021	17,860	9.80	9.80	174,988	0.03	1.25	1.25	(1.01)	(1.01)
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
2019	16,739	9.66	10.70	162,987	3.45	0.25	1.45	5.81	7.11
2018	13,624	9.13	9.99	124,834	3.05	0.25	1.45	(7.03)	(5.93)
2017	17,710	9.82	10.62	175,409	3.92	0.25	1.45	2.83	4.12
Franklin DynaTech VIP (b)
2021	880	25.00	28.98	25,500	—	0.25	1.25	11.11	12.46
2020	3,818	22.50	26.26	88,742	—	0.25	1.45	38.55	40.20
2019	2,990	16.24	18.73	48,515	—	0.25	1.45	25.41	26.98
2018	9,861	12.95	14.75	127,655	—	0.25	1.45	(1.37)	(0.14)
2017	—	13.13	14.77	—	—	0.25	1.45	21.46	22.88

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Growth and Income VIP Fund
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.25	19.86	21.23
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
2019	15,441	13.88	17.94	243,166	2.39	0.25	1.45	20.17	21.63
2018	13,541	11.55	14.75	174,277	2.51	0.25	1.45	(8.77)	(7.64)
2017	13,140	12.66	15.97	184,402	5.71	0.25	1.45	10.86	12.15
Franklin Income VIP Fund
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.25	11.70	13.07
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
2019	17,388	10.74	12.64	188,258	5.46	0.25	1.45	11.07	12.36
2018	16,907	9.67	11.25	164,840	5.18	0.25	1.45	(8.51)	(7.41)
2017	14,808	10.57	12.15	157,797	4.40	0.25	1.45	4.86	6.11
Franklin Large Cap Growth VIP Fund
2021	724	24.79	24.79	17,943	—	1.25	1.25	10.23	10.23
2020	—	22.49	28.48	—	—	0.25	1.45	38.31	40.02
2019	—	16.26	20.34	—	—	0.25	1.45	28.74	30.30
2018	—	12.63	15.61	—	—	0.25	1.45	(5.82)	(4.64)
2017	—	13.41	16.37	—	—	0.25	1.45	22.58	24.02
Franklin Mutual Global Discovery VIP Fund
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.25	13.95	15.33
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
2019	15,365	11.22	13.87	204,396	1.67	0.25	1.45	18.98	20.40
2018	14,911	9.43	11.52	165,278	2.14	0.25	1.45	(15.12)	(14.09)
2017	19,005	11.11	13.41	247,142	1.65	0.25	1.45	3.93	5.18
Franklin Mutual Shares VIP Fund
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.25	13.98	15.36
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)
2019	3,667	11.66	14.72	53,038	1.77	0.25	1.45	17.19	18.61
2018	4,145	9.95	12.41	49,299	3.28	0.25	1.45	(13.02)	(11.99)
2017	2,364	11.44	14.10	31,466	3.34	0.25	1.45	3.62	4.91

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.25	21.33	22.73
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
2019	13,573	14.80	19.89	242,743	1.28	0.25	1.45	23.64	25.09
2018	13,174	11.97	15.90	189,242	1.10	0.25	1.45	(9.25)	(8.09)
2017	18,637	13.19	17.30	278,074	1.22	0.25	1.45	15.30	16.66
Franklin Small Cap Value VIP Fund
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.25	19.86	21.42
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
2019	41,808	12.67	16.08	582,393	0.86	0.25	1.45	20.90	22.37
2018	28,762	10.48	13.14	343,329	0.81	0.25	1.45	(16.69)	(15.72)
2017	22,597	12.58	15.59	330,302	0.50	0.25	1.45	5.80	7.15
Franklin Small-Mid Cap Growth VIP Fund
2021	19,565	21.99	49.84	515,122	—	0.25	1.45	5.21	6.50
2020	23,765	20.90	47.92	587,532	—	0.25	1.45	48.33	50.13
2019	13,776	14.09	31.92	227,540	—	0.25	1.45	25.69	27.27
2018	13,698	11.21	25.08	180,056	—	0.25	1.45	(9.54)	(8.40)
2017	32,625	12.39	27.38	474,734	—	0.25	1.45	16.10	17.51
Franklin Strategic Income VIP Fund
2021	4,014	8.68	8.68	34,823	0.03	1.25	1.25	(2.25)	(2.25)
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
2019	3,781	8.98	10.22	33,951	5.13	0.25	1.45	3.34	4.61
2018	3,669	8.69	9.77	31,881	2.73	0.25	1.45	(6.46)	(5.33)
2017	3,560	9.29	10.32	33,057	5.85	0.25	1.45	1.28	1.28
Franklin U.S. Government Securities VIP Fund
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.25	(6.10)	(4.94)
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57
2019	18,537	8.42	8.83	158,489	2.90	0.25	1.45	0.60	1.85
2018	17,988	8.37	8.67	152,058	2.58	0.25	1.45	(4.01)	(2.91)
2017	13,184	8.72	8.93	115,593	2.70	0.25	1.45	(3.11)	(1.87)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Growth Opportunities
2021	16,055	21.51	27.50	420,191	—	0.25	1.25	6.64	7.89
2020	15,997	20.17	25.97	389,287	—	0.25	1.45	37.96	39.70
2019	11,773	14.62	18.59	205,873	—	0.25	1.45	28.25	29.82
2018	11,441	11.40	14.32	154,723	—	0.25	1.45	(8.51)	(7.43)
2017	6,774	12.46	15.47	99,340	—	0.25	1.45	21.44	22.88
Goldman Sachs VIT High Quality Floating Rate
2021	20,834	7.30	8.07	167,515	0.00	0.25	1.25	(4.33)	(3.12)
2020	22,092	7.63	8.49	183,646	0.01	0.25	1.45	(3.78)	(2.64)
2019	25,061	7.93	8.72	213,419	2.11	0.25	1.45	(2.46)	(1.25)
2018	24,521	8.13	8.83	212,019	1.88	0.25	1.45	(2.98)	(1.78)
2017	24,244	8.38	8.99	213,964	1.05	0.25	1.45	(2.90)	(1.75)
Goldman Sachs VIT International Equity Insights
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
2019	1,742	9.42	10.37	17,747	4.18	0.25	1.45	13.09	14.46
2018	—	8.33	9.06	—	—	0.25	1.45	(20.21)	(19.18)
2017	—	10.44	11.21	—	—	0.25	1.45	20.69	22.11
Goldman Sachs VIT Mid Cap Value
2021	10,447	15.98	15.98	166,842	0.00	1.25	1.25	24.84	24.84
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
2019	8,370	12.37	15.61	103,435	0.59	0.25	1.45	25.46	27.01
2018	8,123	9.86	12.29	80,012	0.57	0.25	1.45	(14.56)	(13.57)
2017	7,883	11.54	14.22	90,921	0.50	0.25	1.45	5.97	7.32
Goldman Sachs VIT Small Cap Equity Insights
2021	—	16.43	21.42	—	—	0.25	1.25	18.20	19.60
2020	—	13.90	17.91	—	—	0.25	1.45	3.58	4.86
2019	907	13.42	17.08	15,222	0.41	0.25	1.45	19.08	20.54
2018	—	11.27	14.17	—	—	0.25	1.45	(12.77)	(11.71)
2017	—	12.92	16.05	—	—	0.25	1.45	6.34	7.65

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF All Cap Value
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.25	21.46	21.90
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
2019	49,416	13.11	26.83	1,149,575	0.37	0.25	1.45	18.32	19.78
2018	4,420	11.08	22.40	90,824	1.38	0.25	1.45	(14.51)	(13.48)
2017	18,081	12.96	25.89	308,910	1.36	0.25	1.45	9.74	11.12
Guggenheim VIF Floating Rate Strategies
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.25	(1.98)	(0.72)
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
2019	17,515	9.52	10.20	167,794	5.39	0.25	1.45	2.92	4.08
2018	18,231	9.25	9.80	170,788	2.40	0.25	1.45	(5.13)	(3.92)
2017	21,627	9.75	10.20	211,307	3.23	0.25	1.45	(1.02)	0.10
Guggenheim VIF Global Managed Futures Strategy
2021	11,133	4.92	7.28	58,144	—	0.25	1.25	(3.58)	(2.19)
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)
2019	11,647	5.07	7.69	62,885	0.95	0.25	1.45	3.36	4.64
2018	11,316	4.86	7.44	58,590	—	0.25	1.45	(12.98)	(11.90)
2017	10,365	5.53	8.55	61,182	2.69	0.25	1.45	4.01	5.23
Guggenheim VIF High Yield
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.25	0.88	1.97
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
2019	4,143	10.24	11.76	45,771	5.45	0.25	1.45	6.78	8.09
2018	9,077	9.59	10.88	95,465	7.66	0.25	1.45	(8.32)	(7.17)
2017	9,133	10.46	11.72	103,914	4.91	0.25	1.45	1.65	2.81
Guggenheim VIF Large Cap Value
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
2019	10,639	13.19	24.95	228,255	6.45	0.25	1.45	16.52	17.91
2018	7,774	11.32	21.16	153,693	2.17	0.25	1.45	(13.52)	(12.42)
2017	3,893	13.09	24.16	90,122	1.12	0.25	1.45	10.74	12.11

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity
2021	10,156	10.05	10.49	103,524	0.01	0.25	1.30	18.40	19.93
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
2019	11,365	8.26	8.83	96,224	0.53	0.25	1.45	0.91	2.17
2018	10,579	8.11	8.75	87,890	—	0.25	1.45	(16.75)	(15.74)
2017	12,199	9.64	10.51	121,086	0.35	0.25	1.45	9.82	11.17
Guggenheim VIF Multi-Hedge Strategies
2021	41,952	6.26	8.72	295,762	—	0.25	1.30	3.32	4.58
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
2019	28,942	5.88	8.21	198,277	2.50	0.25	1.45	0.37	1.67
2018	30,788	5.84	8.18	209,661	—	0.25	1.45	(9.21)	(8.23)
2017	39,983	6.43	9.01	296,292	—	0.25	1.45	(0.88)	0.42
Guggenheim VIF Small Cap Value
2021	2,073	19.62	35.43	52,074	0.01	0.25	1.10	21.13	22.18
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
2019	2,461	10.81	30.78	57,640	0.78	0.25	1.45	17.25	18.68
2018	2,396	9.22	26.16	46,700	0.23	0.25	1.45	(16.49)	(15.49)
2017	4,749	11.04	31.22	123,308	0.26	0.25	1.45	(0.81)	0.41
Guggenheim VIF SMid Cap Value
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
2019	1,596	12.25	28.41	42,996	0.85	0.25	1.45	21.17	22.67
2018	2,826	10.11	23.16	47,153	0.69	0.25	1.45	(16.79)	(15.78)
2017	2,449	12.15	27.50	47,325	0.39	0.25	1.45	8.77	10.09
Guggenheim VIF StylePlus Large Core
2021	908	26.90	26.90	24,439	0.01	0.25	0.25	24.36	24.36
2020	1,008	18.68	21.96	21,799	0.02	0.25	1.45	13.56	14.97
2019	993	16.45	19.10	18,714	2.16	0.25	1.45	24.34	25.82
2018	978	13.23	15.18	14,680	1.70	0.25	1.45	(10.67)	(9.54)
2017	964	14.81	16.78	16,016	1.18	0.25	1.45	16.89	18.25

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.25	22.22	23.68
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
2019	1,849	18.91	21.18	36,091	1.96	0.25	1.45	28.12	29.62
2018	1,873	14.76	16.34	28,516	2.38	0.25	1.45	(7.87)	(6.68)
2017	1,024	16.02	17.51	17,690	1.99	0.25	1.45	24.48	25.88
Guggenheim VIF StylePlus Mid Growth
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86
2019	2,517	15.96	35.78	82,177	1.07	0.25	1.45	26.97	28.47
2018	2,472	12.57	27.85	63,349	1.57	0.25	1.45	(11.23)	(10.07)
2017	3,292	14.16	30.97	94,532	1.02	0.25	1.45	19.29	20.65
Guggenheim VIF StylePlus Small Growth
2021	—	23.05	23.05	—	—	0.25	0.25	3.13	3.13
2020	—	18.14	22.69	—	—	0.25	1.45	26.06	27.62
2019	11,594	14.39	17.78	166,970	—	0.25	1.45	20.22	21.70
2018	—	11.97	14.61	—	—	0.25	1.45	(14.26)	(13.19)
2017	—	13.96	16.83	—	—	0.25	1.45	17.11	18.44
Guggenheim VIF Total Return Bond
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.25	(4.80)	(3.61)
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48
2019	46,661	10.12	10.69	478,346	2.65	0.25	1.45	—	1.14
2018	46,183	10.12	10.57	472,668	4.51	0.25	1.45	(3.34)	(2.04)
2017	31,535	10.47	10.79	333,587	3.77	0.25	1.45	2.15	3.25
Guggenheim VIF World Equity Income
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
2019	4,763	10.23	13.64	65,011	2.90	0.25	1.45	16.07	17.45
2018	5,295	8.72	11.71	62,017	2.41	0.25	1.45	(12.17)	(11.04)
2017	9,525	9.83	13.29	127,085	2.16	0.25	1.45	10.05	11.30

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Oppenheimer V.I. International Growth Fund
2021	36,430	12.42	15.07	540,505	—	0.25	1.25	5.34	6.58
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
2019	27,687	10.19	12.30	333,187	0.71	0.25	1.45	22.48	23.87
2018	27,032	8.32	9.93	263,223	0.67	0.25	1.45	(23.11)	(22.12)
2017	29,470	10.82	12.75	362,139	1.07	0.25	1.45	20.89	22.36
Invesco V.I. American Franchise Series I
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
2019	6,578	13.15	16.54	86,431	—	0.25	1.45	30.85	32.43
2018	5,456	10.05	12.49	54,791	—	0.25	1.45	(7.88)	(6.72)
2017	7,331	10.91	13.39	79,902	0.08	0.25	1.45	21.76	23.30
Invesco V.I. American Value
2021	1,094	13.24	13.24	14,484	0.00	1.25	1.25	22.03	22.03
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
2019	196	11.25	14.87	2,206	0.12	0.25	1.45	19.30	20.80
2018	1,375	9.43	12.31	12,957	0.28	0.25	1.45	(16.70)	(15.68)
2017	2,553	11.32	14.60	28,890	0.59	0.25	1.45	4.91	6.18
Invesco V.I. Balanced-Risk Allocation
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
2019	2,586	10.04	10.75	27,479	—	0.25	1.45	9.85	11.17
2018	2,414	9.14	9.67	23,107	1.23	0.25	1.45	(10.74)	(9.63)
2017	2,687	10.24	10.70	28,424	3.79	0.25	1.45	5.03	6.26
Invesco V.I. Comstock
2021	6,430	15.29	15.29	98,324	0.03	1.25	1.25	27.31	27.31
2020	—	12.01	16.45	—	—	0.25	1.45	(5.43)	(4.25)
2019	—	12.70	17.18	—	—	0.25	1.45	19.47	20.90
2018	—	10.63	14.21	—	—	0.25	1.45	(16.23)	(15.16)
2017	—	12.69	16.75	—	—	0.25	1.45	12.50	13.79

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Core Equity
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
2019	206	12.00	15.06	3,058	0.18	0.25	1.45	23.08	24.57
2018	200	9.75	12.09	2,387	—	0.25	1.45	(13.56)	(12.52)
2017	584	11.28	13.82	7,970	1.56	0.25	1.45	7.94	9.25
Invesco V.I. Discovery Mid Cap Growth (b)
2021	415	21.87	21.87	9,076	—	1.25	1.25	13.67	13.67
2020	—	19.24	22.12	—	—	0.25	1.45	33.80	35.46
2019	—	14.38	16.33	—	—	0.25	1.45	28.16	29.71
2018	—	11.22	12.59	—	—	0.25	1.45	(9.95)	(8.90)
2017	—	12.46	13.82	—	—	0.25	1.45	16.78	18.22
Invesco V.I. Equity and Income (c)
2021	5,713	13.83	13.83	79,021	0.02	1.25	1.25	13.18	13.18
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
2019	5,602	11.66	14.48	65,283	2.36	0.25	1.45	14.88	16.21
2018	5,609	10.15	12.46	56,949	2.06	0.25	1.45	(13.69)	(12.62)
2017	5,638	11.76	14.26	66,316	2.31	0.25	1.45	5.95	7.22
Invesco V.I. Global (b)
2021	7,621	18.44	21.93	155,884	—	0.25	1.25	10.16	11.49
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
2019	12,167	13.75	16.27	176,581	0.65	0.25	1.45	25.69	27.31
2018	11,842	10.94	12.78	136,169	0.90	0.25	1.45	(17.12)	(16.20)
2017	9,804	13.20	15.25	133,529	0.61	0.25	1.45	30.31	32.03

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
2019	4,966	10.81	13.25	64,634	4.85	0.25	1.45	17.25	18.73
2018	2,585	9.22	11.16	28,393	3.75	0.25	1.45	(10.40)	(9.34)
2017	2,509	10.29	12.31	30,451	3.12	0.25	1.45	7.86	9.13
Invesco V.I. Global Strategic Income (b)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.25	(7.75)	(6.73)
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
2019	13,249	9.03	9.87	120,688	3.43	0.25	1.45	5.74	7.05
2018	12,907	8.54	9.22	111,011	4.55	0.25	1.45	(8.66)	(7.52)
2017	12,573	9.35	9.97	118,322	1.99	0.25	1.45	1.41	2.57
Invesco V.I. Government Securities
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
2019	772	7.91	9.10	6,110	3.70	0.25	1.45	1.20	2.36
2018	2,549	7.81	8.89	19,912	0.51	0.25	1.45	(4.13)	(2.95)
2017	1,419	8.13	9.16	11,983	1.74	0.25	1.45	(2.68)	(1.51)
Invesco V.I. Health Care
2021	1,615	16.42	16.42	26,615	—	1.25	1.25	7.18	7.18
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52
2019	3,309	14.03	20.16	56,805	—	0.25	1.45	26.40	27.92
2018	3,221	11.10	15.76	43,461	—	0.25	1.45	(3.73)	(2.60)
2017	4,824	11.53	16.18	55,606	0.08	0.25	1.45	10.44	11.89

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. International Growth
2021	36,583	11.43	12.28	421,278	0.01	0.25	1.25	1.01	2.25
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08
2019	68,620	10.35	11.21	716,475	1.26	0.25	1.45	22.72	24.14
2018	75,151	8.42	9.03	637,662	1.60	0.25	1.45	(18.96)	(17.91)
2017	97,601	10.35	11.00	1,016,133	1.23	0.25	1.45	17.45	18.79
Invesco V.I. Main Street Mid Cap Fund® (b)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
2019	14,933	11.68	14.18	193,526	0.29	0.25	1.45	19.67	20.99
2018	7,449	9.76	11.72	80,705	0.12	0.25	1.45	(15.50)	(14.39)
2017	6,655	11.55	13.69	85,029	0.32	0.25	1.45	9.69	10.94
Invesco V.I. Main Street Small Cap Fund® (b)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.25	16.95	18.32
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
2019	50,376	13.36	16.95	788,213	—	0.25	1.45	20.69	22.12
2018	49,134	11.07	13.88	633,994	0.07	0.25	1.45	(14.45)	(13.41)
2017	46,641	12.94	16.03	700,509	0.50	0.25	1.45	8.92	10.32
Invesco V.I. Managed Volatility (c)
2021	—	11.02	11.02	—	0.04	1.45	1.45	6.17	6.17
2020	1,989	10.38	13.54	20,657	0.02	0.25	1.45	(6.06)	(4.92)
2019	2,062	11.05	14.24	22,794	1.13	0.25	1.45	13.10	14.47
2018	2,130	9.77	12.44	20,804	1.50	0.25	1.45	(15.12)	(14.09)
2017	2,193	11.51	14.48	25,250	2.14	0.25	1.45	5.50	6.78

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. S&P 500 Index
2021	818	21.67	21.67	17,730	0.02	1.25	1.25	22.36	22.36
2020	—	17.71	21.41	—	—	0.25	1.45	12.52	13.88
2019	2,490	15.74	18.80	46,172	1.24	0.25	1.45	24.92	26.43
2018	2,417	12.60	14.87	35,508	1.46	0.25	1.45	(9.22)	(8.10)
2017	2,036	13.88	16.18	32,624	1.05	0.25	1.45	15.76	17.16
Invesco V.I. Small Cap Equity
2021	3,817	15.39	19.05	63,099	—	0.25	1.25	14.85	16.30
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
2019	4,856	11.04	13.60	59,138	—	0.25	1.45	20.79	22.30
2018	4,914	9.14	11.12	49,445	—	0.25	1.45	(18.97)	(17.99)
2017	5,378	11.28	13.56	67,038	—	0.25	1.45	8.78	10.15
Janus Henderson VIT Enterprise
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.25	11.51	12.81
2020	14,472	21.12	27.44	321,361	—	0.25	1.45	13.98	15.34
2019	20,096	18.53	23.79	386,526	0.06	0.25	1.45	29.22	30.86
2018	17,429	14.34	18.18	261,550	0.09	0.25	1.45	(4.97)	(3.86)
2017	9,870	15.09	18.91	162,012	0.15	0.25	1.45	21.50	23.03
Janus Henderson VIT Forty
2021	320	30.18	30.18	9,665	—	1.25	1.25	17.25	17.25
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58
2019	2,179	19.36	24.90	42,122	0.03	0.25	1.45	30.90	32.52
2018	1,321	14.79	18.79	21,110	—	0.25	1.45	(2.76)	(1.57)
2017	875	15.21	19.09	13,308	—	0.25	1.45	24.37	25.84
Janus Henderson VIT Mid Cap Value
2021	9,277	16.32	16.32	151,142	0.00	0.25	0.25	15.66	15.66
2020	7,741	12.00	14.38	109,059	0.01	0.25	1.45	(5.51)	(4.39)
2019	7,356	12.70	15.04	108,517	1.09	0.25	1.45	24.39	25.86
2018	6,860	10.21	11.95	80,707	0.94	0.25	1.45	(17.59)	(16.55)
2017	2,917	12.39	14.32	41,218	1.22	0.25	1.45	8.68	9.98

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Overseas
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.25	8.36	9.72
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
2019	4,970	6.78	8.84	42,917	1.84	0.25	1.45	21.10	22.56
2018	4,825	5.54	7.30	34,349	1.43	0.25	1.45	(18.80)	(17.81)
2017	1,388	6.76	8.99	11,407	1.63	0.25	1.45	25.03	26.62
Janus Henderson VIT Research
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.25	14.81	16.22
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
2019	11,536	16.78	21.01	235,260	0.22	0.25	1.45	29.38	30.90
2018	13,056	12.97	16.05	204,242	0.38	0.25	1.45	(7.09)	(5.92)
2017	426	13.96	17.06	7,176	0.25	0.25	1.45	22.03	23.44
JPMorgan Insurance Trust Core Bond Portfolio
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.25	(5.95)	(4.76)
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
2019	17,600	8.97	9.42	160,034	3.04	0.25	1.45	3.22	4.43
2018	27,439	8.69	9.02	239,754	2.16	0.25	1.45	(4.61)	(3.43)
2017	24,122	9.11	9.34	220,519	1.60	0.25	1.45	(1.19)	(1.19)
JPMorgan Insurance Trust Small Cap Core Portfolio
2021	3,661	16.53	16.53	60,536	0.00	1.25	1.25	15.84	15.84
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69
2019	13,006	13.17	16.30	197,396	0.20	0.25	1.45	18.86	20.30
2018	14,324	11.08	13.55	178,861	0.08	0.25	1.45	(16.06)	(15.05)
2017	12,673	13.20	15.95	186,451	0.12	0.25	1.45	10.00	11.30
Lord Abbett Series Bond-Debenture VC
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.25	(1.19)	(0.08)
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
2019	47,569	10.69	12.59	526,195	3.83	0.25	1.45	8.42	9.76
2018	50,809	9.86	11.47	522,998	5.01	0.25	1.45	(8.28)	(7.13)
2017	37,050	10.75	12.35	422,766	4.51	0.25	1.45	4.47	5.74

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2021	5,319	22.44	29.84	132,822	—	0.25	1.25	(6.97)	(5.87)
2020	5,177	24.12	32.30	138,287	—	0.25	1.45	64.98	67.10
2019	5,035	14.62	19.33	81,126	—	0.25	1.45	26.03	27.59
2018	4,897	11.60	15.15	62,342	—	0.25	1.45	0.35	1.47
2017	1,471	11.56	14.93	21,670	—	0.25	1.45	24.30	25.78
Lord Abbett Series Growth and Income VC
2021	6,161	15.70	15.70	96,686	0.01	1.25	1.25	23.43	23.43
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)
2019	9,377	12.95	15.89	121,452	1.72	0.25	1.45	17.09	18.58
2018	9,132	11.06	13.40	100,958	1.46	0.25	1.45	(12.15)	(11.08)
2017	8,893	12.59	15.07	111,925	1.93	0.25	1.45	8.44	9.76
Lord Abbett Series Growth Opportunities VC
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
2020	2,594	20.36	23.63	60,162	—	0.25	1.45	33.25	34.95
2019	1,486	15.28	17.51	25,581	—	0.25	1.45	30.49	31.95
2018	1,443	11.71	13.27	18,844	—	0.25	1.45	(7.14)	(5.95)
2017	1,400	12.61	14.11	19,493	—	0.25	1.45	17.52	18.97
Lord Abbett Series Total Return VC
2021	15,173	10.32	10.32	156,646	0.02	0.25	0.25	(3.46)	(3.46)
2020	16,008	9.52	10.89	171,156	0.02	0.25	1.45	2.70	3.91
2019	30,032	9.27	10.48	309,119	2.70	0.25	1.45	3.69	5.01
2018	29,380	8.94	9.98	288,740	3.34	0.25	1.45	(5.40)	(4.22)
2017	25,607	9.45	10.42	263,223	2.63	0.25	1.45	(0.63)	0.58
MFS® VIT Emerging Markets Equity
2021	4,633	8.82	8.82	40,858	0.00	0.25	0.25	(10.00)	(10.00)
2020	4,537	9.80	10.30	44,462	0.02	0.25	1.45	5.42	6.76
2019	5,441	9.19	9.77	49,995	0.44	0.25	1.45	14.94	16.35
2018	4,351	7.91	8.50	34,439	0.12	0.25	1.45	(17.87)	(16.82)
2017	4,222	9.54	10.35	40,289	0.86	0.25	1.45	31.68	33.20

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Global Tactical Allocation
2021	4,321	9.77	9.77	42,215	0.01	1.25	1.25	(1.91)	(1.91)
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
2019	3,948	9.83	10.52	38,794	2.62	0.25	1.45	9.34	10.62
2018	3,770	8.99	9.51	33,881	0.52	0.25	1.45	(8.92)	(7.85)
2017	3,596	9.87	10.32	35,501	3.01	0.25	1.45	5.67	7.05
MFS® VIT II Research International
2021	11,111	11.85	11.85	131,716	0.01	1.25	1.25	6.37	6.37
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07
2019	10,464	10.33	11.13	108,140	1.25	0.25	1.45	22.10	23.53
2018	10,155	8.46	9.01	85,946	1.27	0.25	1.45	(18.10)	(17.03)
2017	9,855	10.33	10.86	101,791	1.65	0.25	1.45	22.39	23.83
MFS® VIT International Intrinsic Value
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.25	5.42	6.80
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
2019	32,840	12.18	13.05	416,548	1.41	0.25	1.45	20.12	21.62
2018	34,030	10.14	10.73	356,494	0.96	0.25	1.45	(13.63)	(12.62)
2017	30,872	11.74	12.28	371,531	1.54	0.25	1.45	21.28	22.80
MFS® VIT New Discovery
2021	3,569	20.02	24.31	82,284	—	0.25	1.25	(2.82)	(1.66)
2020	3,233	20.60	25.19	75,771	—	0.25	1.45	39.19	40.96
2019	11,454	14.80	17.87	182,136	—	0.25	1.45	35.16	36.73
2018	6,003	10.95	13.07	74,241	—	0.25	1.45	(6.01)	(4.88)
2017	7,050	11.65	13.74	88,467	—	0.25	1.45	20.85	22.35
MFS® VIT Research
2021	3,055	20.42	20.42	62,393	0.00	1.25	1.25	19.07	19.07
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
2019	2,877	15.42	20.47	44,359	0.64	0.25	1.45	26.81	28.34
2018	3,452	12.16	15.95	41,966	0.33	0.25	1.45	(8.78)	(7.64)
2017	6,434	13.33	17.27	85,766	1.14	0.25	1.45	17.76	19.10

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2021	3,109	13.50	13.50	41,980	0.02	1.25	1.25	8.87	8.87
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
2019	2,964	11.84	14.36	35,105	2.56	0.25	1.45	14.84	16.28
2018	1,945	10.31	12.35	20,046	2.04	0.25	1.45	(9.96)	(8.86)
2017	1,887	11.45	13.55	21,611	2.06	0.25	1.45	7.11	8.40
MFS® VIT Utilities
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.25	8.92	10.13
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25
2019	8,412	12.21	15.54	121,869	6.05	0.25	1.45	19.35	20.75
2018	2,319	10.23	12.87	23,710	0.99	0.25	1.45	(3.58)	(2.43)
2017	2,522	10.61	13.19	26,766	1.72	0.25	1.45	9.49	10.84
Morgan Stanley VIF Emerging Markets Equity
2021	10,967	10.21	10.21	112,068	0.01	0.25	0.25	(0.39)	(0.39)
2020	11,527	10.24	10.40	118,181	0.01	0.25	1.45	9.28	10.64
2019	11,366	9.27	9.40	105,411	1.01	0.25	1.45	14.41	15.76
2018	11,212	8.03	8.19	90,053	0.48	0.25	1.45	(21.17)	(20.24)
2017	9,954	10.08	10.39	100,339	0.61	0.25	1.45	29.23	30.85
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2021	2,320	14.37	14.37	33,348	0.01	1.25	1.25	13.15	13.15
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
2019	2,197	12.08	13.53	26,534	1.59	0.25	1.45	16.83	18.27
2018	2,138	10.34	11.44	22,099	1.42	0.25	1.45	(13.26)	(12.20)
2017	2,080	11.92	13.03	24,801	1.39	0.25	1.45	14.51	15.93
Morningstar Balanced ETF Asset Allocation Portfolio
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.25	6.04	7.29
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
2019	117,036	10.80	11.87	1,265,314	2.07	0.25	1.45	11.23	12.51
2018	113,936	9.71	10.55	1,107,439	1.92	0.25	1.45	(10.34)	(9.21)
2017	112,870	10.83	11.62	1,223,034	1.65	0.25	1.45	8.41	9.62

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2021	125,327	9.16	9.16	1,148,136	0.01	1.25	1.25	(2.14)	(2.14)
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
2019	106,324	9.19	9.81	977,708	1.98	0.25	1.45	4.67	6.05
2018	110,007	8.78	9.25	965,694	2.19	0.25	1.45	(6.60)	(5.52)
2017	104,024	9.40	9.79	977,968	1.57	0.25	1.45	1.51	2.84
Morningstar Growth ETF Asset Allocation Portfolio
2021	41,793	13.38	13.38	559,097	0.01	1.25	1.25	9.85	9.85
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
2019	39,733	11.58	12.92	459,857	1.83	0.25	1.45	14.54	15.87
2018	38,804	10.11	11.15	392,058	1.71	0.25	1.45	(12.01)	(10.94)
2017	37,915	11.49	12.52	435,618	1.53	0.25	1.45	12.10	13.51
Morningstar Income and Growth ETF Asset Allocation Portfolio
2021	6,597	10.52	10.52	69,429	0.01	1.25	1.25	1.84	1.84
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91
2019	6,318	9.97	10.80	62,971	2.54	0.25	1.45	8.02	9.31
2018	4,017	9.23	9.88	37,089	2.10	0.25	1.45	(8.43)	(7.32)
2017	3,909	10.08	10.66	39,412	2.78	0.25	1.45	5.11	6.39
Neuberger Berman AMT Sustainable Equity
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74
2019	21,479	10.62	17.28	257,923	4.25	0.25	1.45	6.20	7.14
2018	40,693	11.64	13.73	539,473	0.89	0.25	1.45	(11.62)	(4.20)
2017	57,050	12.35	15.35	813,387	0.51	0.25	1.45	8.47	21.44
PIMCO VIT All Asset
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.25	10.95	12.36
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
2019	5,492	9.46	10.50	54,531	2.78	0.25	1.45	6.89	8.25
2018	5,652	8.85	9.70	52,119	2.94	0.25	1.45	(9.60)	(8.49)
2017	9,214	9.79	10.60	92,187	4.65	0.25	1.45	8.42	9.73

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.25	27.46	28.84
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
2019	35,546	3.86	4.93	138,101	4.13	0.25	1.45	6.48	7.97
2018	48,988	3.59	4.63	176,625	1.99	0.25	1.45	(17.91)	(17.08)
2017	52,779	4.33	5.64	229,543	11.73	0.25	1.45	(2.42)	(1.13)
PIMCO VIT Emerging Markets Bond
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.25	(6.87)	(5.80)
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
2019	24,362	10.13	11.58	270,697	4.52	0.25	1.45	9.63	10.92
2018	26,486	9.24	10.44	263,810	3.77	0.25	1.45	(8.97)	(7.86)
2017	20,834	10.15	11.33	226,677	4.75	0.25	1.45	4.96	6.29
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.25	(8.40)	(7.37)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
2019	3,697	8.37	11.34	32,295	2.36	0.25	1.45	1.33	2.62
2018	3,587	8.26	11.05	30,855	8.91	0.25	1.45	(8.43)	(7.38)
2017	1,137	9.02	11.93	12,286	2.07	0.25	1.45	3.80	5.11
PIMCO VIT High Yield
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25
2019	2,158	10.49	18.68	31,986	4.29	0.25	1.45	9.61	10.93
2018	5,432	9.57	16.84	83,179	4.93	0.25	1.45	(7.00)	(5.82)
2017	5,160	10.29	17.88	86,265	7.55	0.25	1.45	1.88	3.05
PIMCO VIT International Bond Portfolio (Unhedged)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.25	(11.60)	(10.60)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
2019	9,420	8.30	8.62	79,358	1.83	0.25	1.45	2.22	3.48
2018	9,625	8.12	8.33	78,691	5.66	0.25	1.45	(8.25)	(7.13)
2017	6,147	8.85	8.97	54,414	1.53	0.25	1.45	5.86	7.17

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Administrative
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
2019	72,260	8.32	9.70	601,239	3.28	0.25	1.40	(0.48)	0.73
2018	122,780	8.36	9.63	1,028,345	1.64	0.25	1.40	(4.02)	(2.92)
2017	110,784	8.71	9.92	965,947	4.46	0.25	1.40	(3.01)	(1.88)
PIMCO VIT Low Duration Advisor
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.25	(5.34)	(4.18)
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
2019	45,557	8.18	8.56	377,581	2.42	0.25	1.45	(0.61)	0.59
2018	58,358	8.23	8.51	487,282	1.72	0.25	1.45	(4.08)	(2.96)
2017	85,616	8.58	8.77	739,031	1.21	0.25	1.45	(3.16)	(2.01)
PIMCO VIT Real Return Administrative
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
2019	38,623	9.63	11.13	373,801	1.71	0.25	1.40	3.77	5.00
2018	39,924	9.28	10.60	371,437	2.37	0.25	1.40	(6.45)	(5.36)
2017	49,411	9.92	11.20	490,153	2.42	0.25	1.40	(0.80)	0.36
PIMCO VIT Real Return Advisor
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.25	0.88	2.12
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04
2019	27,112	8.48	9.33	244,832	1.48	0.25	1.45	3.67	4.83
2018	32,781	8.18	8.90	284,116	2.32	0.25	1.45	(6.62)	(5.42)
2017	28,461	8.76	9.41	261,888	2.34	0.25	1.45	(0.90)	0.32
PIMCO VIT Short-Term
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.25	(4.42)	(3.35)
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
2019	88,836	8.34	8.88	769,426	2.59	0.25	1.45	(1.77)	(0.56)
2018	51,233	8.49	8.93	445,430	1.91	0.25	1.45	(2.97)	(1.87)
2017	81,368	8.75	9.10	727,530	1.87	0.25	1.45	(2.13)	(0.98)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Administrative
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
2019	91,531	10.42	12.49	953,929	2.67	0.25	1.40	3.68	4.87
2018	111,410	10.05	11.91	1,124,872	1.82	0.25	1.40	(4.83)	(3.72)
2017	194,348	10.56	12.37	2,057,078	1.68	0.25	1.40	0.38	1.56
PIMCO VIT Total Return Advisor
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.25	(5.60)	(4.56)
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
2019	69,842	9.12	9.99	649,443	2.95	0.25	1.45	3.52	4.72
2018	72,763	8.81	9.54	651,246	2.60	0.25	1.45	(4.96)	(3.83)
2017	84,219	9.27	9.92	792,865	1.96	0.25	1.45	0.22	1.54
Pioneer Bond VCT
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.25	(4.13)	(2.94)
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
2019	41,291	9.35	9.89	394,588	3.05	0.25	1.45	4.12	5.44
2018	40,592	8.98	9.38	370,544	2.29	0.25	1.45	(5.27)	(4.19)
2017	20,764	9.48	9.79	201,235	2.42	0.25	1.45	(0.84)	0.31
Pioneer Equity Income VCT
2021	880	16.48	16.48	14,514	0.01	1.25	1.25	19.85	19.85
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)
2019	840	14.42	17.19	12,110	2.46	0.25	1.45	19.77	21.23
2018	815	12.04	14.18	9,812	2.24	0.25	1.45	(12.75)	(11.71)
2017	805	13.80	16.06	11,108	2.74	0.25	1.45	10.14	11.53
Pioneer Real Estate Shares VCT
2021	1,003	14.56	14.56	14,651	0.00	1.25	1.25	34.57	34.57
2020	6,791	10.82	12.31	73,478	0.03	0.25	1.45	(11.60)	(10.60)
2019	945	12.24	13.77	11,571	2.05	0.25	1.45	22.28	23.83
2018	917	10.01	11.12	9,179	2.47	0.25	1.45	(11.57)	(10.47)
2017	890	11.32	12.42	10,074	2.23	0.25	1.45	(1.22)	(1.22)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income VCT
2021	15,743	9.35	9.35	147,139	0.03	1.25	1.25	(2.71)	(2.71)
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
2019	14,857	9.35	9.85	138,970	3.12	0.25	1.45	4.70	6.03
2018	15,010	8.93	9.29	134,046	2.83	0.25	1.45	(6.20)	(5.11)
2017	20,214	9.52	9.79	192,481	3.51	0.25	1.45	0.11	1.35
Probabilities Fund
2021	20,338	8.52	9.51	192,102	—	0.25	1.25	(2.52)	(1.35)
2020	19,814	8.74	9.78	189,741	—	0.25	1.45	(12.42)	(11.33)
2019	23,467	9.98	11.03	250,513	—	0.25	1.45	27.62	29.16
2018	22,818	7.82	8.54	189,316	—	0.25	1.45	(19.21)	(18.20)
2017	19,801	9.68	10.44	202,913	—	0.25	1.45	10.38	11.66
Putnam VT Growth Opportunities
2021	12,770	30.44	36.23	397,582	—	0.25	1.25	17.30	18.71
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
2019	10,645	19.56	23.08	208,188	0.13	0.25	1.45	30.75	32.42
2018	10,368	14.96	17.43	155,023	—	0.25	1.45	(2.09)	(0.91)
2017	10,096	15.28	17.59	154,196	0.10	0.25	1.45	25.25	26.73
Putnam VT Income
2021	16,519	8.98	9.55	157,757	0.01	0.25	1.25	(8.83)	(7.64)
2020	21,980	9.85	10.49	225,075	0.07	0.25	1.45	1.13	2.34
2019	17,316	9.74	10.25	175,146	3.19	0.25	1.45	7.03	8.24
2018	17,065	9.10	9.47	159,681	2.97	0.25	1.45	(4.21)	(2.97)
2017	16,500	9.50	9.76	159,504	3.95	0.25	1.45	1.06	2.20

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Large Cap Value (b)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.25	21.73	23.21
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
2019	30,937	14.42	17.30	477,535	1.61	0.25	1.45	24.74	26.28
2018	23,471	11.56	13.70	279,469	0.78	0.25	1.45	(12.49)	(11.44)
2017	26,572	13.21	15.47	361,675	1.66	0.25	1.45	13.59	15.02
Putnam VT Multi-Asset Absolute Return
2021	6,197	7.68	7.68	47,626	—	0.25	0.25	(2.54)	(2.54)
2020	6,093	7.29	8.00	48,012	—	0.25	1.45	(11.42)	(10.31)
2019	6,006	8.23	8.92	52,852	—	0.25	1.45	1.23	2.53
2018	7,113	8.13	8.70	60,578	0.42	0.25	1.45	(11.82)	(10.77)
2017	8,787	9.22	9.75	83,567	—	0.25	1.45	2.22	3.50
Putnam VT Small Cap Growth
2021	1,816	18.89	18.89	34,323	—	1.25	1.25	8.94	8.94
2020	1,766	17.34	20.90	30,646	—	0.25	1.45	41.90	43.54
2019	946	12.22	14.56	11,559	—	0.25	1.45	31.54	33.09
2018	921	9.29	10.94	8,563	—	0.25	1.45	(17.64)	(16.55)
2017	897	11.28	13.11	10,120	—	0.25	1.45	3.20	4.46
Rydex VIF Banking
2021	7,576	7.01	13.42	88,658	0.01	1.25	1.30	27.69	27.92
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
2019	13,891	5.49	12.01	107,475	0.90	0.25	1.45	22.80	24.23
2018	18,152	4.43	9.78	105,418	0.44	0.25	1.45	(22.75)	(21.72)
2017	24,697	5.67	12.66	181,914	0.22	0.25	1.45	7.65	8.82
Rydex VIF Basic Materials
2021	10,116	14.49	18.02	167,338	0.01	0.25	1.30	17.61	19.04
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
2019	10,908	10.76	13.34	130,075	—	0.25	1.45	16.20	17.52
2018	10,462	9.26	11.47	107,608	0.42	0.25	1.45	(21.06)	(20.08)
2017	18,593	11.73	14.51	245,138	0.39	0.25	1.45	16.14	17.53

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Biotechnology
2021	19,558	15.74	33.04	335,148	—	0.25	1.30	(3.02)	(1.84)
2020	13,913	16.23	34.59	258,822	—	0.25	1.45	16.01	17.41
2019	26,843	13.99	29.46	495,170	—	0.25	1.45	19.27	20.69
2018	30,491	11.73	24.41	513,321	—	0.25	1.45	(13.43)	(12.32)
2017	45,764	13.55	27.84	761,971	—	0.25	1.45	23.86	25.29
Rydex VIF Commodities Strategy
2021	53,403	1.59	3.56	97,627	—	1.25	1.30	33.33	33.61
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
2019	7,545	1.60	3.61	24,484	1.45	0.25	1.45	10.06	11.50
2018	6,231	1.45	3.28	19,965	4.11	0.25	1.45	(18.99)	(17.82)
2017	7,541	1.79	4.04	26,555	—	0.25	1.45	(0.25)	1.10
Rydex VIF Consumer Products
2021	4,408	12.97	22.04	65,800	0.01	0.25	1.30	5.79	7.06
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14
2019	8,736	11.92	20.19	125,179	1.05	0.25	1.45	16.98	18.42
2018	13,621	10.19	17.23	187,371	0.47	0.25	1.45	(15.92)	(14.91)
2017	25,205	12.12	20.47	456,416	0.94	0.25	1.45	6.60	7.90
Rydex VIF Dow 2x Strategy (d)
2021	3,782	33.21	39.25	134,123	—	1.25	1.30	34.51	34.69
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
2019	6,947	25.39	29.93	191,828	0.47	0.25	1.45	41.06	42.77
2018	19,190	18.00	21.18	356,421	0.08	0.25	1.45	(18.00)	(16.99)
2017	57,650	21.95	25.79	1,393,122	0.01	0.25	1.45	51.59	53.43

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Electronics
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
2020	16,790	12.18	35.26	214,759	—	0.25	1.45	49.15	50.98
2019	25,807	8.15	23.64	304,240	—	0.25	1.45	52.32	54.17
2018	19,869	5.34	15.52	139,895	—	0.25	1.45	(16.51)	(15.47)
2017	55,486	6.39	18.59	396,645	—	0.25	1.45	25.35	26.80
Rydex VIF Energy
2021	12,288	4.12	5.89	63,976	0.01	1.25	1.30	44.06	44.36
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
2019	9,943	4.55	6.48	64,577	0.22	0.25	1.45	2.02	3.44
2018	9,822	4.46	6.33	62,348	1.47	0.25	1.45	(28.64)	(27.92)
2017	10,085	6.25	8.87	89,700	0.34	0.25	1.45	(10.46)	(9.24)
Rydex VIF Energy Services
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.30	12.00	13.70
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)
2019	11,880	2.08	2.47	27,044	—	0.25	1.45	(4.59)	(3.14)
2018	11,916	2.18	2.55	28,424	3.87	0.25	1.45	(48.09)	(47.42)
2017	12,134	4.19	4.85	55,466	—	0.25	1.45	(22.12)	(21.14)
Rydex VIF Europe 1.25x Strategy (d)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
2020	4	5.01	8.66	23	—	0.25	1.45	(4.20)	(3.01)
2019	167	5.17	9.04	1,049	0.05	0.25	1.45	22.83	24.36
2018	6,880	4.17	7.36	50,362	0.01	0.25	1.45	(22.53)	(21.51)
2017	7,628	5.32	9.50	69,723	0.17	0.25	1.45	23.06	24.49

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Financial Services
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
2019	12,628	7.88	12.93	111,422	5.70	0.25	1.45	22.56	23.93
2018	11,281	6.37	10.55	72,380	1.73	0.25	1.45	(16.14)	(15.10)
2017	21,701	7.51	12.58	189,024	0.44	0.25	1.45	10.54	11.95
Rydex VIF Government Long Bond 1.2x Strategy (d)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
2019	3,498	10.90	14.60	45,881	1.51	0.25	1.45	11.68	13.00
2018	5,343	9.76	12.92	62,682	1.57	0.25	1.45	(9.46)	(8.30)
2017	5,660	10.78	14.09	73,215	1.08	0.25	1.45	4.86	6.10
Rydex VIF Health Care
2021	8,932	19.47	27.14	186,265	—	0.25	1.30	13.73	15.05
2020	14,746	17.12	24.24	283,756	—	0.25	1.45	13.45	14.83
2019	28,740	15.09	21.11	500,166	—	0.25	1.45	17.25	18.66
2018	24,326	12.87	17.79	357,892	—	0.25	1.45	(3.16)	(1.98)
2017	33,000	13.29	18.15	510,906	—	0.25	1.45	17.51	18.94
Rydex VIF Internet
2021	11,173	16.80	31.94	211,502	—	0.25	1.30	(8.81)	(7.71)
2020	11,899	18.40	35.56	251,387	—	0.25	1.45	53.26	55.08
2019	23,438	11.99	22.93	324,562	—	0.25	1.45	19.93	21.45
2018	12,585	9.97	18.88	140,010	—	0.25	1.45	(7.43)	(6.30)
2017	31,177	10.76	20.15	351,872	—	0.25	1.45	28.16	29.67

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Government Long Bond Strategy (d)
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
2019	13,205	1.36	4.61	25,669	—	0.25	1.45	(17.07)	(15.97)
2018	48,574	1.64	5.55	113,082	—	0.25	1.45	(0.89)	0.43
2017	58,518	1.65	5.60	136,266	—	0.25	1.45	(12.77)	(11.90)
Rydex VIF Inverse Russell 2000® Strategy (d)
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
2019	1,414	0.69	3.64	976	0.62	0.25	1.45	(24.18)	(23.23)
2018	1,415	0.91	4.79	1,276	—	0.25	1.45	6.21	7.43
2017	1,412	0.85	4.51	1,200	—	0.25	1.45	(17.48)	(15.91)
Rydex VIF Inverse S&P 500 Strategy (d)
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
2019	4,240	0.76	3.18	6,072	0.37	0.25	1.45	(26.22)	(25.38)
2018	21,000	1.03	4.31	25,307	—	0.25	1.45	(0.96)	0.52
2017	16,579	1.04	4.33	31,903	—	0.25	1.45	(20.99)	(20.00)
Rydex VIF Japan 2x Strategy (d)
2021	4,775	13.29	14.64	69,784	—	1.25	1.30	(17.85)	(17.76)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
2019	4,532	12.01	13.27	59,992	1.42	0.25	1.45	32.97	34.63
2018	4,851	9.02	9.98	48,286	—	0.25	1.45	(26.29)	(25.42)
2017	5,821	12.16	13.54	77,201	—	0.25	1.45	43.74	45.38

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Leisure
2021	3,801	15.09	15.19	57,647	—	1.25	1.30	(3.49)	(3.33)
2020	2,717	15.61	18.59	42,745	—	0.25	1.45	15.74	17.14
2019	5,766	13.47	15.87	78,094	0.25	0.25	1.45	23.64	25.16
2018	6,138	10.88	12.68	67,199	0.28	0.25	1.45	(17.23)	(16.25)
2017	5,973	13.12	15.14	78,927	0.15	0.25	1.45	14.87	16.28
Rydex VIF Mid-Cap 1.5x Strategy (d)
2021	3,595	21.63	37.15	84,735	—	0.25	1.30	29.37	30.94
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
2019	3,460	15.79	27.05	59,824	1.13	0.25	1.45	30.17	31.83
2018	3,390	12.13	20.74	45,166	0.33	0.25	1.45	(22.94)	(21.99)
2017	5,852	15.74	26.87	108,395	—	0.25	1.45	17.11	18.52
Rydex VIF Money Market
2021	439,193	4.73	6.95	2,317,979	—	0.25	1.30	(4.40)	(3.19)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
2019	476,604	5.15	7.60	2,744,584	0.94	0.25	1.45	(3.43)	(2.38)
2018	604,055	5.33	7.87	3,568,685	0.63	0.25	1.45	(3.91)	(2.59)
2017	619,178	5.54	8.19	3,723,307	—	0.25	1.45	(4.32)	(3.17)
Rydex VIF NASDAQ-100®
2021	11,856	34.45	48.76	464,911	—	0.25	1.30	20.03	21.51
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
2019	21,596	20.70	29.39	481,765	0.21	0.25	1.45	30.93	32.51
2018	44,748	15.81	22.18	771,165	—	0.25	1.45	(6.12)	(4.97)
2017	119,427	16.84	23.34	2,110,304	—	0.25	1.45	25.39	26.92

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100® 2x Strategy (d)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81
2019	678	35.30	71.61	24,011	0.07	0.25	1.45	72.64	74.79
2018	15,650	20.41	40.97	419,890	—	0.25	1.45	(13.28)	(12.23)
2017	11,523	23.50	46.68	356,207	—	0.25	1.45	62.09	64.08
Rydex VIF Nova (d)
2021	1,639	26.72	31.60	47,681	0.00	1.25	1.30	36.03	36.19
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
2019	5,315	17.07	20.41	93,116	0.38	0.25	1.45	38.73	40.47
2018	30,067	12.28	14.59	371,077	0.06	0.25	1.45	(14.28)	(13.20)
2017	8,182	14.30	17.02	118,968	0.03	0.25	1.45	26.07	27.59
Rydex VIF Precious Metals
2021	14,483	10.32	11.04	153,319	0.04	1.25	1.30	(13.13)	(13.00)
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
2019	31,443	5.18	9.86	231,298	—	0.25	1.45	45.44	47.16
2018	26,697	3.52	6.77	128,818	3.54	0.25	1.45	(20.30)	(19.24)
2017	10,682	4.37	8.48	88,460	5.65	0.25	1.45	2.44	3.71
Rydex VIF Real Estate
2021	5,854	13.13	18.86	102,900	0.01	1.25	1.30	28.22	28.39
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
2019	16,076	9.28	16.28	230,703	2.58	0.25	1.45	19.06	20.51
2018	9,845	7.72	13.66	108,916	0.69	0.25	1.45	(11.41)	(10.33)
2017	11,402	8.62	15.39	169,143	2.56	0.25	1.45	1.99	3.28

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Retailing
2021	3,272	17.50	23.84	71,695	—	0.25	1.30	6.84	8.17
2020	1,759	16.38	22.65	38,837	—	0.25	1.45	37.42	39.04
2019	6,013	11.92	16.29	89,188	—	0.25	1.45	19.08	20.49
2018	6,024	10.01	13.52	74,326	0.01	0.25	1.45	(7.49)	(6.31)
2017	2,066	10.82	14.58	30,116	—	0.25	1.45	7.88	9.24
Rydex VIF Russell 2000® 1.5x Strategy (d)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
2020	249	16.27	21.52	5,368	—	0.25	1.45	14.74	16.15
2019	30	14.18	18.72	564	—	0.25	1.45	29.50	31.09
2018	38,643	10.95	14.43	496,841	—	0.25	1.45	(23.10)	(22.14)
2017	3,843	14.19	18.74	55,522	—	0.25	1.45	14.84	16.19
Rydex VIF Russell 2000® 2x Strategy (d)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
2019	22	11.72	16.04	257	1.26	0.25	1.45	40.70	42.51
2018	1,266	8.32	11.40	10,527	—	0.25	1.45	(29.41)	(28.61)
2017	21	11.77	16.15	246	—	0.25	1.45	20.79	22.29
Rydex VIF S&P 500 2x Strategy (d)
2021	5,396	36.02	45.14	242,629	—	1.25	1.30	51.43	51.60
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
2019	7,181	21.01	26.41	177,898	—	0.25	1.45	55.44	57.39
2018	15,338	13.50	16.99	246,994	0.05	0.25	1.45	(19.10)	(18.13)
2017	16,122	16.66	21.00	317,834	—	0.25	1.45	37.25	38.94

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2021	10,582	22.05	30.54	265,263	—	0.25	1.30	22.03	23.49
2020	15,384	18.07	25.41	327,363	—	0.25	1.45	21.77	23.23
2019	32,263	14.84	20.62	570,178	—	0.25	1.45	21.04	22.59
2018	57,490	12.26	16.82	807,744	—	0.25	1.45	(9.72)	(8.69)
2017	35,625	13.58	18.42	569,874	—	0.25	1.45	18.91	20.47
Rydex VIF S&P 500 Pure Value
2021	44,842	13.75	16.94	706,320	0.01	0.25	1.30	26.49	28.15
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
2019	57,983	12.71	15.60	867,476	1.10	0.25	1.45	17.90	19.38
2018	33,920	10.78	13.21	433,409	0.54	0.25	1.45	(17.08)	(16.12)
2017	41,878	13.00	15.92	638,990	0.39	0.25	1.45	10.83	12.15
Rydex VIF S&P MidCap 400 Pure Growth
2021	11,064	13.74	22.71	183,320	—	0.25	1.30	7.34	8.64
2020	10,815	12.80	21.42	166,838	—	0.25	1.45	24.76	26.30
2019	11,931	10.26	16.96	151,320	—	0.25	1.45	10.44	11.73
2018	14,771	9.29	15.30	178,296	—	0.25	1.45	(18.58)	(17.54)
2017	63,060	11.41	18.75	1,049,331	—	0.25	1.45	13.53	14.92
Rydex VIF S&P MidCap 400 Pure Value
2021	10,852	14.58	19.33	186,870	0.00	0.25	1.30	25.58	27.09
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
2019	12,618	11.31	14.95	167,847	—	0.25	1.45	17.08	18.52
2018	12,378	9.66	12.74	138,894	—	0.25	1.45	(22.47)	(21.55)
2017	74,685	12.46	16.42	1,141,559	—	0.25	1.45	8.16	9.48
Rydex VIF S&P SmallCap 600 Pure Growth
2021	1,904	15.42	21.41	40,384	—	0.25	1.30	13.97	15.38
2020	2,999	13.53	18.76	55,187	—	0.25	1.45	10.72	12.01
2019	18,337	12.22	16.92	308,758	—	0.25	1.45	7.67	8.97
2018	39,378	11.35	15.69	551,788	—	0.25	1.45	(13.03)	(11.94)
2017	2,225	13.05	18.01	38,075	—	0.25	1.45	11.06	12.36

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2021	3,814	11.56	14.41	54,090	—	0.25	1.30	37.13	38.81
2020	26,329	8.43	10.49	274,108	—	0.25	1.45	(10.03)	(8.98)
2019	27,517	9.37	11.65	316,784	0.07	0.25	1.45	15.39	16.76
2018	24,495	8.12	10.08	206,224	—	0.25	1.45	(24.04)	(23.07)
2017	5,480	10.69	13.25	69,325	—	0.25	1.45	(4.64)	(3.47)
Rydex VIF Strengthening Dollar 2x Strategy (d)
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
2019	737	4.55	9.83	3,345	1.42	0.25	1.45	0.10	1.18
2018	2,362	4.54	9.82	10,732	—	0.25	1.45	6.97	8.24
2017	847	4.24	9.18	3,581	—	0.25	1.45	(21.27)	(20.18)
Rydex VIF Technology
2021	55,385	19.49	32.58	1,244,708	—	1.25	1.30	15.25	15.39
2020	16,443	16.89	30.10	292,837	—	0.25	1.45	42.71	44.50
2019	26,581	11.82	20.83	355,326	—	0.25	1.45	33.67	35.26
2018	10,302	8.83	15.40	121,429	—	0.25	1.45	(5.79)	(4.64)
2017	36,270	9.36	16.15	353,846	—	0.25	1.45	26.85	28.38
Rydex VIF Telecommunications
2021	—	5.81	11.32	—	—	0.25	1.30	4.24	5.58
2020	—	5.57	10.86	—	0.02	0.25	1.45	4.73	5.93
2019	4,068	5.31	10.37	30,192	—	0.25	1.45	8.25	9.64
2018	4,341	4.90	9.58	28,731	0.46	0.25	1.45	(9.37)	(8.31)
2017	25,159	5.40	10.57	136,020	1.31	0.25	1.45	1.15	2.43

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Transportation
2021	1,861	19.91	23.95	40,788	—	1.25	1.30	16.91	17.00
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
2019	85	12.67	15.20	1,279	—	0.25	1.45	16.99	18.36
2018	80	10.83	12.98	1,038	—	0.25	1.45	(23.57)	(22.63)
2017	4,382	14.17	16.95	74,406	0.01	0.25	1.45	16.72	18.16
Rydex VIF Utilities
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)
2019	13,536	10.11	15.63	169,233	0.18	0.25	1.45	13.74	15.18
2018	36,676	8.87	13.57	374,003	0.81	0.25	1.45	(0.67)	0.44
2017	38,207	8.93	13.51	376,622	2.64	0.25	1.45	6.17	7.48
Rydex VIF Weakening Dollar 2x Strategy (d)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
2020	4,739	3.95	4.99	18,727	—	0.25	1.45	4.83	6.31
2019	—	3.76	4.76	—	—	0.25	1.45	(8.99)	(7.91)
2018	150	4.13	5.23	620	—	0.25	1.45	(15.37)	(14.51)
2017	2,261	4.88	6.18	11,005	—	0.25	1.45	14.02	15.63
T. Rowe Price Blue Chip Growth
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.25	12.22	13.56
2020	44,349	24.72	33.52	1,258,793	—	0.25	1.45	28.08	29.62
2019	40,162	19.30	25.86	901,797	—	0.25	1.45	23.96	25.47
2018	41,760	15.57	20.61	719,347	—	0.25	1.45	(2.81)	(1.62)
2017	27,445	16.02	20.95	484,358	—	0.25	1.45	29.93	31.51

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Equity Income
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.25	19.76	21.24
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
2019	35,013	12.69	16.50	547,859	2.11	0.25	1.45	20.51	22.04
2018	42,040	10.53	13.52	526,278	1.72	0.25	1.45	(13.62)	(12.61)
2017	36,723	12.19	15.47	528,834	1.33	0.25	1.45	10.72	12.02
T. Rowe Price Health Sciences
2021	12,637	25.26	42.98	384,258	—	0.25	1.25	7.90	9.22
2020	10,866	23.41	39.35	311,311	—	0.25	1.45	23.60	25.12
2019	11,799	18.94	31.45	274,702	—	0.25	1.45	23.07	24.51
2018	24,857	15.39	25.26	461,865	—	0.25	1.45	(3.57)	(2.36)
2017	20,197	15.96	25.87	375,559	—	0.25	1.45	21.83	23.25
T. Rowe Price Limited-Term Bond
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.25	(4.46)	(3.38)
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
2019	8,299	8.08	8.34	67,387	2.18	0.25	1.45	(0.49)	0.72
2018	9,590	8.12	8.28	77,990	1.94	0.25	1.45	(3.45)	(2.24)
2017	15,745	8.36	8.47	132,360	1.02	0.25	1.45	(3.56)	(2.42)
Templeton Developing Markets VIP Fund
2021	28,408	10.25	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
2019	30,311	10.15	20.82	447,122	0.78	0.25	1.45	21.19	22.70
2018	29,602	8.37	17.18	354,878	0.66	0.25	1.45	(19.52)	(18.50)
2017	26,934	10.40	21.33	401,515	0.87	0.25	1.45	34.19	35.94
Templeton Foreign VIP Fund
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
2019	28,395	8.51	14.39	375,377	1.73	0.25	1.45	7.57	8.93
2018	27,709	7.91	13.21	337,424	2.78	0.25	1.45	(19.14)	(18.15)
2017	26,107	9.78	16.14	386,016	2.26	0.25	1.45	11.64	12.95

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2021	28,679	6.71	7.45	204,921	—	0.25	1.25	(9.20)	(8.02)
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
2019	45,131	8.16	9.00	385,706	7.49	0.25	1.45	(2.39)	(1.32)
2018	51,106	8.36	9.12	442,879	—	0.25	1.45	(2.56)	(1.30)
2017	47,329	8.58	9.24	418,764	—	0.25	1.45	(2.50)	(1.39)
VanEck VIP Global Gold
2021	1,202	10.05	10.05	12,051	0.04	1.25	1.25	(17.76)	(17.76)
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22
2019	455	8.56	9.22	4,196	—	0.25	1.45	32.66	34.37
2018	824	6.39	6.95	5,727	2.93	0.25	1.45	(20.21)	(19.35)
2017	681	7.93	8.71	5,928	7.58	0.25	1.45	7.80	9.28
VanEck VIP Global Resources (b)
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.25	13.53	14.90
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
2019	17,047	3.86	5.00	65,751	—	0.25	1.45	6.61	7.97
2018	17,289	3.58	4.69	61,867	—	0.25	1.45	(31.53)	(30.67)
2017	19,641	5.18	6.85	101,666	—	0.25	1.45	(6.29)	(5.06)
Vanguard® VIF Balanced
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.65	13.40	15.19
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
2019	8,926	12.11	12.77	109,531	2.70	0.25	1.85	16.67	18.46
2018	8,795	10.38	10.78	92,134	2.87	0.65	1.85	(7.98)	(6.83)
2017	8,341	11.28	11.57	94,616	2.23	0.65	1.85	9.30	10.61

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Capital Growth
2021	3,798	18.67	18.67	70,943	0.01	1.65	1.65	15.75	15.75
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
2019	1,188	14.42	15.21	17,130	1.09	0.25	1.85	20.57	22.46
2018	1,153	11.96	12.42	13,796	0.90	0.65	1.85	(5.90)	(4.75)
2017	1,139	12.71	13.04	14,477	2.10	0.65	1.85	22.68	24.19
Vanguard® VIF Conservative Allocation
2021	15,706	11.48	11.48	180,320	0.02	1.65	1.65	0.97	0.97
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
2019	26,388	10.68	11.27	281,925	2.27	0.25	1.85	10.33	12.03
2018	25,609	9.68	10.06	247,958	1.27	0.65	1.85	(7.63)	(6.42)
2017	10,923	10.48	10.75	114,512	1.97	0.65	1.85	5.65	6.86
Vanguard® VIF Diversified Value
2021	9,492	15.40	16.62	148,092	—	0.25	1.65	24.29	26.29
2020	—	12.39	13.29	—	—	0.25	1.85	6.44	8.22
2019	—	11.64	12.28	—	—	0.25	1.85	19.75	21.70
2018	—	9.72	10.09	—	—	0.65	1.85	(13.45)	(12.41)
2017	—	11.23	11.52	—	—	0.65	1.85	7.77	9.09
Vanguard® VIF Equity Income
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.65	19.38	21.32
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
2019	35,639	12.80	13.51	456,182	2.04	0.25	1.85	18.52	20.41
2018	41,017	10.80	11.22	446,396	1.48	0.65	1.85	(10.45)	(9.30)
2017	19,007	12.06	12.37	231,774	2.46	0.65	1.85	12.61	14.01
Vanguard® VIF Equity Index
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.65	22.50	24.42
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
2019	13,724	13.66	14.42	196,285	1.55	0.25	1.85	24.98	27.05
2018	20,502	10.93	11.35	231,177	1.86	0.65	1.85	(8.99)	(7.87)
2017	18,388	12.01	12.32	225,674	1.79	0.65	1.85	15.81	17.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Global Bond Index
2021	1,021	9.68	9.68	9,885	0.02	1.65	1.65	(6.47)	(6.47)
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
2019	963	10.18	10.30	9,809	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2021	12,940	21.58	21.58	279,307	0.00	1.65	1.65	12.28	12.28
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
2019	11,598	14.10	14.88	163,589	0.41	0.25	1.85	27.49	29.50
2018	11,596	11.06	11.49	128,304	—	0.65	1.85	(4.57)	(3.45)
2017	—	11.59	11.90	—	—	0.65	1.85	24.62	26.33
Vanguard® VIF High Yield Bond
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.65	(1.20)	0.35
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29
2019	1,778	10.77	11.37	19,155	—	0.25	1.85	10.12	12.02
2018	—	9.78	10.15	—	9.38	0.65	1.85	(7.30)	(6.28)
2017	10,162	10.55	10.83	109,588	0.08	0.65	1.85	1.93	3.14
Vanguard® VIF International
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.65	(6.22)	(4.72)
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
2019	26,377	13.29	14.02	353,895	1.44	0.25	1.85	25.02	26.99
2018	30,455	10.63	11.04	326,259	0.90	0.65	1.85	(16.76)	(15.73)
2017	26,102	12.77	13.10	335,216	0.88	0.65	1.85	35.85	37.46
Vanguard® VIF Mid-Cap Index
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.65	18.47	20.39
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
2019	30,233	12.57	13.26	393,880	1.35	0.25	1.85	24.70	26.65
2018	27,483	10.08	10.47	285,182	1.01	0.65	1.85	(13.62)	(12.60)
2017	7,946	11.67	11.98	94,741	1.07	0.65	1.85	13.41	14.86

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Moderate Allocation
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.65	4.82	6.54
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
2019	26,452	11.30	11.92	306,216	1.70	0.25	1.85	13.91	15.73
2018	13,107	9.92	10.30	131,060	1.95	0.65	1.85	(9.49)	(8.36)
2017	13,645	10.96	11.24	150,248	1.74	0.65	1.85	9.38	10.63
Vanguard® VIF Real Estate Index
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.65	33.56	35.73
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
2019	860	11.54	12.18	10,387	1.02	0.25	1.85	22.64	24.67
2018	4,823	9.41	9.77	46,834	3.13	0.65	1.85	(9.78)	(8.69)
2017	5,333	10.43	10.70	56,857	2.08	0.65	1.85	(0.19)	0.94
Vanguard® VIF Short Term Investment Grade
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.65	(5.13)	(3.59)
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08
2019	41,075	9.13	9.63	379,592	3.85	0.25	1.85	0.66	2.34
2018	34,983	9.07	9.41	319,575	1.43	0.65	1.85	(3.72)	(2.59)
2017	14,281	9.42	9.66	134,976	41.98	0.65	1.85	(2.79)	(1.63)
Vanguard® VIF Small Company Growth (d)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.65	8.81	10.57
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
2019	4,373	13.44	14.18	59,289	0.95	0.25	1.85	21.96	23.95
2018	4,847	11.02	11.44	55,094	0.41	0.65	1.85	(11.63)	(10.63)
2017	1,350	12.47	12.80	17,194	—	0.65	1.85	17.53	19.07
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Bond Market Index
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.65	(6.34)	(4.89)
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
2019	81,182	9.39	9.91	781,850	2.58	0.25	1.85	3.53	5.20
2018	95,617	9.07	9.42	882,428	1.93	0.65	1.85	(4.93)	(3.68)
2017	69,603	9.54	9.78	667,488	1.83	0.65	1.85	(1.34)	(0.31)
Vanguard® VIF Total International Stock Market Index
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.65	3.44	5.12
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
2019	3,485	10.44	10.55	36,391	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.65	19.64	21.59
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67
2019	64,863	13.48	14.22	877,118	1.04	0.25	1.85	24.58	26.51
2018	33,758	10.82	11.24	366,608	1.46	0.65	1.85	(9.83)	(8.77)
2017	26,603	12.00	12.32	320,278	1.77	0.65	1.85	15.16	16.67
Virtus Duff & Phelps Real Estate Securities Series
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.25	40.12	41.71
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
2019	10,833	12.58	13.17	140,268	2.04	0.25	1.45	21.90	23.43
2018	7,383	10.32	10.67	77,348	1.19	0.25	1.45	(10.65)	(9.58)
2017	13,687	11.55	11.80	159,617	1.49	0.25	1.45	1.40	2.61
Virtus KAR Small-Cap Growth Series
2021	25,408	34.13	36.97	879,849	—	0.25	1.25	0.41	1.62
2020	20,335	33.99	36.84	696,170	—	0.25	1.45	38.34	39.97
2019	20,994	24.57	26.32	518,804	—	0.25	1.45	31.32	32.93
2018	24,794	18.71	19.80	465,669	—	0.25	1.45	6.79	8.08
2017	899	17.52	18.32	15,761	—	0.25	1.45	34.67	36.41

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2021	6,417	9.56	9.56	61,347	0.03	1.25	1.25	(3.34)	(3.34)
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
2019	15,829	9.71	10.04	155,623	3.80	0.25	1.45	5.66	6.92
2018	15,361	9.19	9.39	142,050	4.27	0.25	1.45	(6.89)	(5.82)
2017	13,318	9.87	9.97	131,479	4.50	0.25	1.45	2.07	3.32
Virtus SGA International Growth Series
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
2020	27,929	9.04	9.45	259,986	—	0.25	1.45	18.32	19.62
2019	29,099	7.64	7.90	226,651	0.84	0.25	1.45	13.35	14.83
2018	31,334	6.74	6.88	213,059	3.16	0.25	1.45	(20.33)	(19.34)
2017	28,767	8.45	8.53	242,985	1.61	0.25	1.45	10.88	12.24
Voya MidCap Opportunities Portfolio
2021	3,310	20.26	20.26	67,072	—	1.25	1.25	6.74	6.74
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05
2019	3,138	14.12	16.78	44,297	0.10	0.25	1.45	23.32	24.76
2018	3,056	11.45	13.45	34,987	—	0.25	1.45	(11.92)	(10.87)
2017	2,802	13.00	15.09	36,438	—	0.25	1.45	19.05	20.62
VY Clarion Global Real Estate Portfolio
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.25	28.12	29.57
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
2019	2,712	10.36	11.37	29,068	2.48	0.25	1.45	18.81	20.19
2018	2,755	8.72	9.46	24,807	4.96	0.25	1.45	(12.89)	(11.75)
2017	3,279	10.01	10.72	33,914	4.46	0.25	1.45	5.59	6.88
VY Clarion Real Estate Portfolio
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97
2020	1,627	10.73	12.22	19,577	—	0.25	1.45	(10.73)	(9.68)
2019	1,721	12.02	13.53	22,960	2.01	0.25	1.45	22.40	23.90
2018	1,670	9.82	10.92	18,023	2.69	0.25	1.45	(11.85)	(10.71)
2017	1,431	11.14	12.23	17,327	2.02	0.25	1.45	0.45	1.66

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.